      As filed with the Securities and Exchange Commission on March 1, 2005

                                                      Registration No. 333-88300
                                                      Registration No. 811-21095

===============================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-4
                            ------------------------

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                      [ ]
                          Pre-Effective Amendment No.                        [ ]
                          Post-Effective Amendment No. 6                     [X]
                                       and
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940              [ ]
                          Pre-Effective Amendment No.                        [ ]
                          Post-Effective Amendment No. 10                    [X]
                        (Check appropriate box or boxes)

                        --------------------------------

                     ANNUITY INVESTORS(R) VARIABLE ACCOUNT C
                           (Exact Name of Registrant)

                  ANNUITY INVESTORS LIFE INSURANCE COMPANY (R)
                               (Name of Depositor)

                                  P.O. Box 5423
                           Cincinnati, Ohio 45201-5423
              (Address of Depositor's Principal Executive Offices)
                   Depositor's Telephone Number (800) 789-6771

                   --------------------------------------------

MARK F. MUETHING, ESQ.                     Copy to:
Executive Vice President, General Counsel  JOHN P. GRUBER, ESQ.
    and Secretary                          Vice President
Annuity Investors Life Insurance Company   Annuity Investors Life Insurance
P.O. Box 5423                              Company P.O. Box 5423
Cincinnati, Ohio 45201-5423                Cincinnati, Ohio 45201-5423
(Name and Address of Agent for Service)
                                           Kevin L. Cooney, Esq.
                                           Frost Brown Todd LLC
                                           2200 PNC Center
                                           201 East Fifth Street
                                           Cincinnati, Ohio 45202-4182

                   --------------------------------------------

        Approximate Date of Proposed Public Offering: Continuous Offering

It is proposed that this filing will become effective (check appropriate box)
      [ ] immediately upon filing pursuant to paragraph (b) of rule 485 on (date) pursuant to paragraph (b) of Rule 485
     [XX] 60 days after filing pursuant to paragraph (a)(1) of Rule 485
      [ ] on (date) pursuant to paragraph (a)(1) of Rule 485
      [ ] 75 days after filing pursuant to paragraph (a)(2) of Rule 485
If appropriate, check the following box:
      [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

===============================================================================

                      ANNUITY INVESTORS VARIABLE ACCOUNT C
                                    333-88300

                              CROSS-REFERENCE SHEET

FORM N-4 PART A ITEM NO.                                     HEADING IN PROSPECTUS
------------------------                                     ---------------------
1.  Cover Page                                               Cover Page

2.  Definitions                                              Definitions; Glossary of Financial Terms

3.  Synopsis                                                 Overview

4.  Condensed Financial Information

    (a) Accumulation Unit Values                             Condensed Financial Information

    (b) Performance Information                              Performance Information

    (c) Financial Statements                                 Financial Statements

5.  General Description of Registrant, Depositor and
    Portfolio Companies

    (a) Depositor                                            Annuity Investors Life Insurance Company (R)

    (b) Registrant                                           The Separate Account

    (c) Portfolio Company                                    The Portfolios

    (d) Prospectus                                           The Portfolios

    (e) Voting                                               Voting Rights

    (f) Administrator                                        Not Applicable

6.   Deductions

    (a) Deductions                                           Charges and Deductions

    (b) Sales load                                           Not Applicable

    (c) Special purchase plans                               Not Applicable

    (d) Commissions                                          Great American Advisors(R), Inc.

    (e) Portfolio expenses                                   Fee Table

    (f) Operating expenses                                   Fee Table

7.  General Description of Variable Annuity Contracts

    (a) Persons with Rights                                  Persons with Rights Under a Contract; Voting Rights

    (b) (i) Allocations of Premium Payments                  Purchase Payments

       (ii) Transfers                                        Transfers

FORM N-4 PART A ITEM NO.                                     HEADING IN PROSPECTUS
------------------------                                     ---------------------
       (iii)Exchanges                                        Additions, Deletions or Substitutions

    (c) Changes in contracts or operations                   Additions, Deletions or Substitutions

    (d) Inquiries                                            How Do I Contact the Company?

    (e) Frequent Transfer Risks                              Transfers

8.  Annuity Period                                           Benefit Payment Period

9.  Death Benefit                                            Death Benefit

10. Purchases and Contract Values

    (a) Purchases                                            Purchase Payments, Investment Options - Allocations;
                                                             Account Value; Glossary of Financial Terms

    (b) Valuation                                            Account Value; Definitions; Glossary of Financial
                                                             Terms; Charges and Deductions

    (c) Daily Calculation                                    Account Value; Accumulation Units; Definitions;
                                                             Glossary of Financial Terms

    (d) Underwriter                                          Great American Advisors(R), Inc.

11. Redemptions

    (a) By Owner                                             Surrender and Withdrawals

        By Annuitant                                         Not Applicable

    (b) Texas Optional Retirement Program                    Texas Optional Retirement Program

    (c) Check Delay                                          Surrender and Withdrawals

    (d) Involuntary Redemption                               Termination

    (e) Free Look
                                                             Right to Cancel

12. Taxes                                                    Federal Tax Matters

13. Legal Proceedings                                        Legal Proceedings

14. Table of Contents for Statement of Additional
    Information                                              Statement of Additional Information

15. Cover Page                                               Cover Page

16. Table of Contents                                        Table of Contents

17. General Information and History                          General Information and History

18. Services

    (a) Fees and Expenses of Registrant                      (Prospectus) Fee Table


FORM N-4 PART A ITEM NO.                                     HEADING IN PROSPECTUS
------------------------                                     ---------------------
    (b) Management-Contracts                                 Not Applicable

    (c) Custodian                                            Not Applicable

        Independent Auditors                                 Experts

    (d) Assets of Registrant                                 Not Applicable

    (e) Affiliated Person                                    Not Applicable

    (f) Principal Underwriter                                Not Applicable

19. Purchase of Securities Being Offered                     (Prospectus) Great American Advisors(R), Inc.

    Offering Sales Load                                      Not Applicable

    Frequent Transfer Arrangements                           Not Applicable

20. Underwriters                                             (Prospectus) Great American Advisors(R), Inc.

21. Calculation of Performance Data

    (a) Money Market Funded Subaccounts                      Money Market Subaccount Standardized Yield Calculation

    (b) Other Subaccounts                                    Not Applicable

22. Annuity Payments                                         (Prospectus) Fixed Dollar Benefit; Variable Dollar
                                                             Benefit; (SAI) Benefits Units-Transfer Formulas

23. Financial Statements                                     Financial Statements

PART C

Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of the Registration Statement. CinLibrary 1472585.3

                   ANNUITY INVESTORS LIFE INSURANCE COMPANY(R)
                     ANNUITY INVESTORS(R) VARIABLE ACCOUNT C



                            THE COMMODORE HELMSMAN(R)
                 INDIVIDUAL FLEXIBLE PREMIUM DEFERRED ANNUITIES
                          PROSPECTUS DATED MAY 1, 2005





This prospectus describes individual flexible premium deferred annuity contracts (the "Contracts"). Annuity Investors Life Insurance Company(R) (the "Company") is the issuer of the Contracts. The Contracts are available for tax-qualified and non-tax-qualified annuity purchases. All Contracts are designed to be eligible for tax-deferred treatment during the Accumulation Period. The tax treatment of annuities is discussed in the Federal Tax Matters section of this prospectus.


The Contracts offer both variable and fixed investment options. The variable investment options under the Contracts are Subaccounts of Annuity Investors(R) Variable Account C (the "Separate Account"). The Contracts currently offer
38 Subaccounts. Each Subaccount is invested in shares of a registered investment company or a portfolio thereof (each, a "Portfolio"). The Portfolios are listed below.








AIM VARIABLE INVESTMENT FUNDS                                   JANUS ASPEN SERIES
-AIM V.I. Capital Development Fund-Series II Shares             -Janus Aspen Series Balanced Portfolio-Service Shares
-AIM V.I. Core Stock Fund-Series I Shares                       -Janus Aspen Series Growth Portfolio-Service Shares
-AIM V.I. Financial Services Fund-Series I Shares               -Janus Aspen Series International Growth Portfolio-Service Shares
-AIM V.I. Government Securities Fund-Series II Shares           -Janus Aspen Series Mid Cap Growth Portfolio-Service Shares
-AIM V.I. Health Sciences Fund-Series I Shares                  -Janus Aspen Series Risk-Managed Core Portfolio-Service Shares
-AIM V.I. Mid Cap Core Equity Fund -Series II Shares
-AIM V.I. Small Cap Equity Fund-Series II Shares                NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
-AIM V.I. Small Company Growth Fund-Series I Shares             -Neuberger Berman AMT-Fasciano - Class S
-AIM V.I. Utilities Fund-Series II Shares                       -Neuberger Berman AMT-Guardian - Class S

AMERICAN CENTURY VARIABLE PORTFOLIOS INC.                       OPPENHEIMER VARIABLE ACCOUNT FUNDS
-American Century VP Large Company Value-Class II Shares        -Oppenheimer Balanced Fund VA-Service Class
-American Century VP Mid Cap Value-Class II Shares              -Oppenheimer Capital Appreciation Fund VA-Service Class
-American Century VP Ultra(R)-Class II Shares                   -Oppenheimer Global Securities Fund VA-Service Class
-American Century VP VistaSM-Class I Shares                     -Oppenheimer Main Street Fund VA-Service Class
                                                                -Oppenheimer Main Street Small Cap Fund VA-Service Class
DREYFUS INVESTMENT PORTFOLIOS
-Dreyfus Technology Growth Portfolio-Initial Shares             PIMCO VARIABLE INSURANCE TRUST
                                                                -PIMCO VIT High Yield Portfolio-Administrative Class
THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.-             -PIMCO VIT Real Return Portfolio-Administrative Class
Service Shares                                                  -PIMCO VIT Total Return Portfolio-Administrative Class

DREYFUS STOCK INDEX FUND-Service Shares                         RYDEX VARIABLE TRUST
                                                                -Rydex VT Sector Rotation Fund
DREYFUS VARIABLE INVESTMENT FUND
-Dreyfus VIF Appreciation Portfolio-Service Shares              VAN KAMPEN-THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
-Dreyfus VIF Money Market Portfolio                             -Van Kampen UIF Core Plus Fixed Income Portfolio-Class I
                                                                -Van Kampen UIF U.S. Mid Cap Value Portfolio-Class I
                                                                -Van Kampen UIF U.S. Real Estate Portfolio-Class I
                                                                -Van Kampen UIF Value Portfolio-Class I

This prospectus includes information you should know before investing in the Contracts. This prospectus is not complete without the current prospectuses for the Portfolios. Please keep this prospectus and the Portfolio prospectuses for future reference.


A Statement of Additional Information ("SAI"), dated May 1, 2005 contains more information about the Separate Account and the Contracts. The Company filed the SAI with the Securities and Exchange Commission ("SEC"). It is part of this prospectus. For a free copy, complete and return the form on the last page of this prospectus, or call the Company at 1-800-789-6771. You may also access the SAI (as well as all other documents filed with the SEC with respect to the Contracts, the Separate Account or the Company) at the SEC's web site: http://www.sec.gov. The registration number is 333-88300. The table of contents for the SAI is printed on the last page of this prospectus.


THE SEC HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

-    THE CONTRACTS ARE NOT FDIC OR NCUSIF INSURED
-    THE CONTRACTS ARE OBLIGATIONS OF THE COMPANY AND NOT OF THE BANK OR CREDIT
     UNION
- THE BANK OR CREDIT UNION DOES NOT GUARANTEE THE COMPANY'S OBLIGATIONS UNDER THE CONTRACTS
-    THE CONTRACTS INVOLVE INVESTMENT RISK AND MAY LOSE VALUE

                                TABLE OF CONTENTS


DEFINITIONS..................................................................................    1
OVERVIEW.....................................................................................    3
   What is the Separate Account?.............................................................    3
   What Are the Contracts?...................................................................    3
   How Do I Purchase or Cancel a Contract?...................................................    3
   Will Any Penalties or Charges Apply If I Make Withdrawals or Surrender a Contract?........    3
   What Other Charges and Deductions Apply to the Contract?..................................    4
   How Do I Contact the Company?.............................................................    4
EXPENSE TABLES...............................................................................    5
   Contract Owner Transaction Expenses.......................................................    5
   Annual Contract Maintenance Fee...........................................................    5
   Separate Account Annual Expenses..........................................................    5
   Total Annual Portfolio Operating Expenses.................................................    6
   Portfolio Annual Expenses (Before Expense Reimbursement)..................................    6
   Examples..................................................................................    8
CONDENSED FINANCIAL INFORMATION..............................................................    9
   Financial Statements......................................................................   11
   Performance Information...................................................................   12
      Yield Data.............................................................................   12
      Total Return Data......................................................................   12
      Other Performance Measures.............................................................   12
PORTFOLIOS...................................................................................   13
   AIM Variable Insurance Funds..............................................................   13
   American Century Variable Portfolios Inc..................................................   15
   Dreyfus Portfolios........................................................................   16
   Janus Aspen Series........................................................................   17
   Neuberger Berman Advisers Management Trust................................................   17
   Oppenheimer Variable Account Funds........................................................   18
   PIMCO Variable Insurance Trust............................................................   18
   Rydex Variable Trust Funds................................................................   19
   Van Kampen-The Universal Institutional Funds, Inc.........................................   19
   Additions, Deletions, or Substitutions....................................................   20
   Voting Rights.............................................................................   20
ANNUITY INVESTORS LIFE INSURANCE COMPANY(R)..................................................   22
THE SEPARATE ACCOUNT.........................................................................   23
GREAT AMERICAN ADVISORS(R), INC..............................................................   24
CHARGES AND DEDUCTIONS.......................................................................   25
   Charges and Deductions By the Company.....................................................   25
      Contingent Deferred Sales Charge ("CDSC")..............................................   26
      Contract Maintenance Fee...............................................................   26
      Transfer Fee...........................................................................   27
      Administration Charge..................................................................   27
      Mortality and Expense Risk Charge......................................................   27
      Premium Taxes..........................................................................   27
      Discretionary Waivers of Charges.......................................................   27
   Expenses of the Portfolios................................................................   28
THE CONTRACTS................................................................................   29
   Right to Cancel...........................................................................   29
   Persons With Rights Under a Contract......................................................   29
ACCUMULATION PERIOD..........................................................................   31
   Account Statements........................................................................   31
   Account Value.............................................................................   31
      Accumulation Units.....................................................................   31
   Stepped-Up Account Value for Successor Owner..............................................   31
   Purchase Payments.........................................................................   32

   Investment Options--Allocations...........................................................   32
      Fixed Account Options..................................................................   33
      Principal Guarantee Program............................................................   33
      Renewal of Fixed Account Guaranteed Interest Rate Options..............................   33
   Transfers.................................................................................   33
      Automatic Transfer Programs............................................................   34
      Termination of Automatic Transfer Programs.............................................   35
      Telephone, Facsimile or Internet Transfers.............................................   35
      Restrictions on Transfers; Disruptive Trading, Market Timing and Frequent Transfers....   36
   Surrender and Withdrawals.................................................................   37
      Free Withdrawal Privilege..............................................................   38
      Long-Term Care Waiver Rider............................................................   38
      Systematic Withdrawal..................................................................   38
   Contract Loans............................................................................   38
   Termination...............................................................................   38
BENEFIT PAYMENT PERIOD.......................................................................   39
   Annuity Benefit...........................................................................   39
   Death Benefit.............................................................................   39
   Step Up in Value for Successor Owner......................................................   40
   Payment of Benefits.......................................................................   41
   Settlement Options........................................................................   41
   Calculation of Fixed Dollar Payments......................................................   42
   Calculation of Variable Dollar Payments...................................................   42
   Commuted Values...........................................................................   42
FEDERAL TAX MATTERS..........................................................................   43
   Tax Deferral on Annuities.................................................................   43
   Tax-Qualified Retirement Plans............................................................   43
      Individual Retirement Annuities........................................................   43
      Roth IRAs..............................................................................   44
      Tax-Sheltered Annuities................................................................   44
      Texas Optional Retirement Program......................................................   44
   Summary of Income Tax Rules...............................................................   45
GLOSSARY OF FINANCIAL TERMS..................................................................   46
THE REGISTRATION STATEMENT...................................................................   47
OTHER INFORMATION AND NOTICES................................................................   48
   Householding - Revocation of Consent......................................................   48
   Electronic Delivery of Required Documents.................................................   48
   Legal Proceedings.........................................................................   48
STATEMENT OF ADDITIONAL INFORMATION..........................................................   49

                                   DEFINITIONS

The capitalized terms defined on this page will have the meanings given to them when used in this prospectus. Other terms which may have a specific meaning under the Contracts, but which are not defined on this page, will be explained as they are used in this prospectus.

ACCOUNT VALUE

The value of a Contract during the Accumulation Period. It is equal to the sum of the value of the Owner's interest in the Subaccounts and the Owner's interest in the Fixed Account options.

ACCUMULATION PERIOD

The period during which purchase payments and accumulated earnings are invested according to the investment options elected. The Accumulation Period ends when a Contract is annuitized or surrendered, or on the Death Benefit Valuation Date.

ACCUMULATION UNIT

A share of a Subaccount that an Owner purchases during the Accumulation Period.

ACCUMULATION UNIT VALUE

The value of an Accumulation Unit at the end of a Valuation Period. See the Glossary of Financial Terms of this prospectus for an explanation of how Accumulation Unit Values are calculated.

ANNUITY COMMENCEMENT DATE

The first day of the first payment interval for which an annuity benefit payment is to be made. For tax-qualified forms, the Annuity Commencement Date generally must be no later than the Contract anniversary following the Owner's 70th birthday. For non-tax-qualified forms, the Annuity Commencement Date is generally the Owner's 85th birthday, or five years after the Contract's effective date, if later.

BENEFIT PAYMENT PERIOD

The period during which either annuity benefit or death benefit payments are paid under a settlement option. The Benefit Payment Period begins on the first day of the first payment interval in which a benefit payment will be paid.

BENEFIT UNIT

A share of a Subaccount that is used to determine the amount of each variable dollar benefit payment during the Benefit Payment Period.

BENEFIT UNIT VALUE

The value of a Benefit Unit at the end of a Valuation Period. See the Glossary of Financial Terms of this prospectus for an explanation of how Benefit Unit Values are calculated.

DEATH BENEFIT VALUATION DATE

The date the death benefit is valued. It is the date that the Company receives both proof of the death of the Owner and instructions as to how the death benefit will be paid. If instructions are not received within one year of the date of death, the Death Benefit Valuation Date will be one year after the date of death.

NET ASSET VALUE

The price computed by or for each Portfolio, no less frequently than each Valuation Period, at which the Portfolio's shares or units are redeemed in accordance with the rules of the SEC.

NET INVESTMENT FACTOR

The factor that represents the percentage change in the Accumulation Unit Values and Benefit Unit Values from one Valuation Period to the next. See the Glossary of Financial Terms of this prospectus for an explanation of how the Net Investment Factor is calculated.

VALUATION DATE

A day on which Accumulation Unit Values and Benefit Unit Values can be calculated. Each day that the New York Stock Exchange is open for business is a Valuation Date.

VALUATION PERIOD

The period starting at the close of regular trading on the New York Stock Exchange on any Valuation Date and ending at the close of trading on the next succeeding Valuation Date.

                                    OVERVIEW

WHAT IS THE SEPARATE ACCOUNT?

The Separate Account is a unit investment trust registered with the SEC under the Investment Company Act of 1940. The Separate Account is divided into Subaccounts. Each Subaccount is invested in one of the Portfolios listed on page 1 of this prospectus. If you choose a variable investment option, you are investing in the Subaccounts, not directly in the Portfolios.

WHAT ARE THE CONTRACTS?

The Contracts are individual deferred variable annuities, which are insurance products. The Contracts are sold with a fee structure that is described in the Expense Tables of this prospectus. The Contracts are available in both tax-qualified and non-tax-qualified forms, both of which are designed to be eligible for tax-deferred investment status. See the Federal Tax Matters section of this prospectus for more information about tax qualifications and taxation of annuities in general. During the Accumulation Period, the amounts you contribute can be allocated among any of the then available variable investment options and Fixed Account options. The variable investment options are the Subaccounts of the Separate Account, each of which is invested in a Portfolio. The Owner bears the risk of any investment gain or loss on amounts allocated to the Subaccounts. The Fixed Account options earn a rate of interest declared from time to time by the Company, which will be no less than the minimum permitted under the law of the state when and where the Contract is issued. The Company guarantees amounts invested in the Fixed Account options and the earnings thereon so long as those amounts remain in the Fixed Account.

During the Benefit Payment Period, payments can be allocated between variable dollar and fixed dollar options. If a variable dollar option is selected, Benefit Units can be allocated to any of the Subaccounts that are then available.

HOW DO I PURCHASE OR CANCEL A CONTRACT?

The requirements to purchase a Contract are explained in The Contracts section of this prospectus. You may purchase a Contract only through a licensed securities representative. You may cancel a Contract within ten days after you receive it (the right to cancel may be longer in some states). In many states, you will bear the risk of investment gain or loss on any amounts allocated to the Subaccounts prior to cancellation. The right to cancel is described in the Right to Cancel section of this prospectus.

WILL ANY PENALTIES OR CHARGES APPLY IF I MAKE WITHDRAWALS OR SURRENDER A
CONTRACT?

A contingent deferred sales charge ("CDSC") may apply to amounts withdrawn or surrendered depending on the timing and amount of the withdrawal or surrender. The maximum CDSC is 7% for each purchase payment. The CDSC percentage decreases to 0% after seven years from the date of receipt of each purchase payment. Withdrawal and surrender procedures and the CDSC are described in the Surrender and Withdrawals section of this prospectus. A penalty tax may also be imposed at the time of a withdrawal or surrender depending on your age and other circumstances of the withdrawal or surrender. Tax consequences of a withdrawal or surrender are described in the Federal Tax Matters section of this prospectus. The right to make withdrawals or surrender may be restricted prior to age 59-1/2 if the Contract is issued with a tax sheltered annuity endorsement or an employer plan endorsement.

WHAT OTHER CHARGES AND DEDUCTIONS APPLY TO THE CONTRACT?

Other than the CDSC, the Company will charge the fees and charges listed below unless the Company reduces or waives the fee or charge as discussed in the Charges and Deductions section of this prospectus:

-     a transfer fee for certain transfers among investment options;

-     an annual contract maintenance fee;

- a mortality and expense risk charge, which is an expense of the Separate Account and charged against all assets in the Subaccounts (this charge may never be waived);

- an administration charge, which is an expense of the Separate Account and charged against all assets in the Subaccounts; and

-     premium taxes, if any.


In addition to charges and deductions under the Contracts, the Portfolios incur expenses that are passed through to Owners. Portfolio expenses for the fiscal year ending December 31, 2004 are included in the Expense Tables of this prospectus and are described in the prospectuses and statements of additional information for the Portfolios.


HOW DO I CONTACT THE COMPANY?

Any questions or inquiries should be directed to the Company's Administrative Office, P.O. Box 5423, Cincinnati, Ohio 45201-5423, 1-800-789-6771. Please
include the Contract number and the Owner's name. You may also contact us through our web site, www.annuityinvestors.com.

                                 EXPENSE TABLES

These tables describe the fees and expenses that you will pay when you buy, hold or withdraw amounts from the Contract.

The first table describes the fees and expenses that you will pay at the time that you buy the Contract, withdraw amounts from the Contract, surrender the Contract, transfer cash value between investment options or borrow money under the Contract. Premium taxes may also be deducted.

CONTRACT OWNER TRANSACTION EXPENSES

Maximum Contingent Deferred Sales Charge (as a percentage of purchase payments only)                             7%
Maximum Transfer Fee, Maximum Automatic Transfer Fee, Maximum Systematic Withdrawal Fee                       $ 30
Current Transfer Fee (applies to transfers in excess of 12 in any contract year)                              $ 25
Loan Interest Spread*                                                                                            3%

* The Loan Interest Spread is the difference between the amount of interest we charge you for a loan and the amount of interest we credit to that portion of the Contract used to secure the loan.

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Portfolio fees and expenses.

ANNUAL CONTRACT MAINTENANCE FEE                                                                               $  30

SEPARATE ACCOUNT ANNUAL EXPENSES
(as a percentage of the average value of the Owner's interest in the Subaccounts)
Mortality and Expense Risk Charge                                                                              1.25%
Administration Charge                                                                                          0.15%
                                                                                                              -----
Total Separate Account Annual Expenses                                                                         1.40%

The next item shows the minimum and maximum total operating expenses charged by the Portfolios that you may pay periodically during the time that you own the Contract. More detail concerning each Portfolio's fees and expenses is contained in the prospectus for each Portfolio.

TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES

(expenses that are deducted from Portfolio assets, including management fees, distribution and service (12b-1) fees, and other expenses, prior to any fee waiver or expense reimbursement)


                                      Minimum          Maximum
                                      -------          -------




* The expenses are shown for the year ended December 31, 2004, and do not reflect any fee waiver or expense reimbursements.




** The advisors and/or other service providers of certain Funds have agreed to reduce their fees and/or reimburse the Funds' expenses in order to keep the Funds' expenses below specified limits. The expenses of certain Funds are reduced by contractual fee reduction and expense reimbursement arrangements that will remain in effect at least through May 1, 2006. Each fee reduction and/or expense reimbursement arrangement is described in the relevant Fund's prospectus.


PORTFOLIO ANNUAL EXPENSES (BEFORE EXPENSE REIMBURSEMENT)


                                                                                                                      TOTAL
                                                                             MANAGEMENT      12B-1      OTHER        ANNUAL
                         PORTFOLIO                                              FEES         FEES      EXPENSES      EXPENSES
------------------------------------------------------------------           ----------      -----     --------      --------
AIM V.I. Capital Development Fund-Series II Shares
AIM V.I. Core Stock Fund-Series I Shares
AIM V.I. Financial Services Fund-Series I Shares
AIM V.I. Government Securities Fund-Series II Shares
AIM V.I. Health Sciences Fund-Series I Shares
AIM V.I. Mid Cap Core Equity Fund-Series II
AIM V.I. Small Cap Equity Fund-Series II Shares
AIM V.I. Small Company Growth Fund-Series I Shares
AIM V.I. Utilities Fund-Series II Shares
American Century VP Large Company Value-Class II Shares
American Century VP Mid Cap Value-Class II Shares
American Century VP Ultra(R)-Class II Shares
American Century VP Vista(SM)-Class I Shares
Dreyfus Technology Growth Portfolio-Initial Shares
The Dreyfus Socially Responsible Growth Fund, Inc.-Service Shares
Dreyfus Stock Index Fund-Service Shares
Dreyfus VIF Appreciation Portfolio-Service Shares
Dreyfus VIF Money Market Portfolio
Janus Aspen Series Balanced Portfolio-Service Shares
Janus Aspen Series Growth Portfolio-Service Shares
Janus Aspen Series International Growth Portfolio-Service Shares
Janus Aspen Series Mid Cap Growth Portfolio-Service Shares
Janus Aspen Series Risk-Managed Core Portfolio-Service Shares
Neuberger Berman AMT Fasciano Portfolio-Class S
Neuberger Berman AMT Guardian Portfolio-Class S
Oppenheimer Balanced Fund VA-Service Class
Oppenheimer Capital Appreciation Fund VA-Service Class
Oppenheimer Global Securities Fund VA-Service Class
Oppenheimer Main Street Fund VA-Service Class
Oppenheimer Main Street Small Cap Fund VA-Service Class
PIMCO VIT High Yield Portfolio-Administrative Class
PIMCO VIT Real Return Portfolio-Administrative Class
PIMCO VIT Total Return Portfolio-Administrative Class
Rydex VT Sector Rotation Fund
Van Kampen UIF Core Plus Fixed Income-Class I
Van Kampen UIF U.S. Mid Cap Value Portfolio-Class I
Van Kampen UIF U.S. Real Estate Portfolio-Class I
Van Kampen UIF Value Portfolio-Class I

(1)Data for each Portfolio are for its fiscal year ended December 31, 2004. Actual expenses in future years may be higher or lower. Portfolios may have agreements with their advisors to cap or waive fees, and/or to reduce or waive expenses or to reimburse expenses. The specific terms of such waivers, reductions, or reimbursements are discussed in the Portfolio prospectuses. The net fees and expenses for Portfolios with such agreements are as follows:






                                                           TOTAL
                     MANAGEMENT    12B-1      OTHER        ANNUAL
PORTFOLIO               FEES       FEES      EXPENSES     EXPENSES
---------            ----------    -----     --------     --------

EXAMPLES

These examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include the Contract Owner transaction expenses (described in the first table), the annual contract maintenance fee and the Separate Account expenses (described in the second table), and Portfolio fees and expenses (described in the third table). These examples take into consideration the fee waiver and expense reimbursement arrangements of the Funds. If these arrangements were not taken into consideration, the expenses shown would be higher.

These examples assume you invest $10,000 in the Contract for the time periods indicated, and that your investment has a 5% return each year. The examples also assume either the maximum or the minimum fees and expenses of any of the Portfolios. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(1)   If you surrender your Contract at the end of the applicable time period:


                     1 YEAR        3 YEARS        5 YEARS           10 YEARS
                     ------        -------        -------           --------
MAXIMUM
MINIMUM


(2)   If you annuitize your Contract at the end of the applicable time period:


                     1 YEAR        3 YEARS        5 YEARS           10 YEARS
                     ------        -------        -------           --------
MAXIMUM
MINIMUM


(3)   If you do not surrender your Contract:


                     1 YEAR        3 YEARS        5 YEARS           10 YEARS
                     ------        -------        -------           --------
MAXIMUM
MINIMUM

                         CONDENSED FINANCIAL INFORMATION


         STANDARD ACCUMULATION                           STANDARD ACCUMULATION
               UNIT VALUE                                  UNITS OUTSTANDING                 YEAR
         ---------------------                           ---------------------             --------
AIM V.I. CAPITAL DEVELOPMENT FUND-SERIES II SHARES
                                                                                           12/31/04
               12.393289                                          2,822.119                12/31/03
                9.305544                                             20.637                12/31/02
AIM V.I. CORE STOCK FUND-SERIES I SHARES
(formerly AIM V.I. Core Equity Fund)
                                                                                           12/31/04
               11.617485                                          8,255.250                12/31/03
                9.608784                                            849.742                12/31/02
AIM V.I. FINANCIAL SERVICES FUND-SERIES I SHARES
                                                                                           12/31/04
               12.163423                                          2,896.565                12/31/03
                9.517996                                            723.758                12/31/02
AIM V.I. GOVERNMENT SECURITIES FUND-SERIES II SHARES
                                                                                           12/31/04
               10.301240                                         10,429.013                12/31/03
               10.349547                                            161.630                12/31/02
AIM V.I. HEALTH SCIENCES FUND-SERIES I SHARES
                                                                                           12/31/04
               11.782958                                          8,001.299                12/31/03
                9.350166                                            873.440                12/31/02
AIM V.I. MID CAP CORE EQUITY FUND-SERIES II SHARES
                                                                                           12/31/04
               12.405251                                          5,141.986                12/31/03
                9.900183                                            880.035                12/31/02
AIM V.I. SMALL CAP EQUITY FUND-SERIES II SHARES
                                                                                           12/31/04
AIM V.I. SMALL COMPANY GROWTH FUND-SERIES I SHARES
                                                                                           12/31/04
               12.967422                                          3,810.932                12/31/03
                9.854309                                            390.707                12/31/02
AIM V.I. UTILITIES FUND-SERIES II SHARES
                                                                                           12/31/04
               11.673106                                            809.087                12/31/03
                9.952005                                            160.179                12/31/02
AMERICAN CENTURY VP LARGE COMPANY VALUE-CLASS II SHARES
                                                                                           12/31/04
AMERICAN CENTURY VP MID CAP VALUE-CLASS II SHARES
                                                                                           12/31/04
AMERICAN CENTURY VP ULTRA(R)-CLASS II SHARES
                                                                                           12/31/04
AMERICAN CENTURY VP VISTA(SM)-CLASS I SHARES
                                                                                           12/31/04
DREYFUS TECHNOLOGY GROWTH PORTFOLIO-INITIAL SHARES
                                                                                           12/31/04

         STANDARD ACCUMULATION                                      STANDARD ACCUMULATION
               UNIT VALUE                                             UNITS OUTSTANDING      YEAR
         ---------------------                                      ---------------------  --------
THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.-SERVICE SHARES
                                                                                           12/31/04
               11.645424                                                    1,981.213      12/31/03
                9.390119                                                      560.157      12/31/02
DREYFUS STOCK INDEX FUND-SERVICE SHARES
                                                                                           12/31/04
               12.181740                                                  185,677.680      12/31/03
                9.646019                                                    2,758.163      12/31/02
DREYFUS VIF APPRECIATION PORTFOLIO-SERVICE SHARES
                                                                                           12/31/04
               11.336144                                                   18,453.983      12/31/03
                9.513308                                                    2,001.150      12/31/02
DREYFUS VIF MONEY MARKET PORTFOLIO
                                                                                           12/31/04
                0.992455                                                  179,328.613      12/31/03
                0.999409                                                      531.650      12/31/02
JANUS ASPEN SERIES BALANCED PORTFOLIO-SERVICE SHARES
                                                                                           12/31/04
               11.094077                                                   41,791.322      12/31/03
                9.891881                                                    3,946.607      12/31/02
JANUS ASPEN SERIES GROWTH PORTFOLIO-SERVICE SHARES
                                                                                           12/31/04
               12.313993                                                    4,608.343      12/31/03
                9.495808                                                    1,119.714      12/31/02
JANUS ASPEN SERIES INTERNATIONAL GROWTH PORTFOLIO-SERVICE SHARES
                                                                                           12/31/04
JANUS ASPEN SERIES MID CAP GROWTH PORTFOLIO-SERVICE SHARES
                                                                                           12/31/04
               12.891285                                                    3,210.704      12/31/03
                9.699616                                                       39.899      12/31/02
JANUS ASPEN SERIES RISK-MANAGED CORE PORTFOLIO-SERVICE SHARES
                                                                                           12/31/04
NEUBERGER BERMAN AMT FASCIANO PORTFOLIO - CLASS S
                                                                                           12/31/04
               12.176094                                                    3,161.583      12/31/03
                9.872126                                                      359.457      12/31/02
NEUBERGER BERMAN AMT GUARDIAN PORTFOLIO - CLASS S
                                                                                           12/31/04
               12.262935                                                    1,597.413      12/31/03
                9.463727                                                       82.118      12/31/02
OPPENHEIMER BALANCED FUND VA-Service Class
                                                                                           12/31/04
               12,510.784                                                   2,572.851      12/31/03
               10.174161                                                      446.222      12/31/02
OPPENHEIMER CAPITAL APPRECIATION FUND VA-Service Class
                                                                                           12/31/04
               12.660665                                                    4,492.715      12/31/03
                9.823242                                                      148.717      12/31/02
OPPENHEIMER GLOBAL SECURITIES FUND VA-Service Class
                                                                                           12/31/04
               13.233117                                                    4,319.900      12/31/03
                9.392389                                                    1,238.596      12/31/02

         STANDARD ACCUMULATION                                      STANDARD ACCUMULATION
               UNIT VALUE                                             UNITS OUTSTANDING      YEAR
         ---------------------                                      ---------------------  --------
OPPENHEIMER MAIN STREET FUND VA-Service Class
                                                                                           12/31/04
OPPENHEIMER MAIN STREET SMALL CAP FUND VA-Service Class
                                                                                           12/31/04
               13.544731                                                    3,814.568      12/31/03
                9.521600                                                      320.355      12/31/02
PIMCO HIGH YIELD PORTFOLIO-ADMINISTRATIVE CLASS
                                                                                           12/31/04
               13.250170                                                    5,366.862      12/31/03
               10.931205                                                      272.892      12/31/02
PIMCO REAL RETURN PORTFOLIO-ADMINISTRATIVE CLASS
                                                                                           12/31/04
               11.465923                                                  113,684.075      12/31/03
               10.680681                                                    3,424.300      12/31/02
PIMCO TOTAL RETURN PORTFOLIO-ADMINISTRATIVE CLASS
                                                                                           12/31/04
               10.847977                                                   70,042.474      12/31/03
               10.471579                                                    6,920.654      12/31/02
RYDEX VT SECTOR ROTATION FUND
                                                                                           12/31/04
               11.600015                                                    2,259.757      12/31/03
                9.054980                                                      122.546      12/31/02
VAN KAMPEN UIF CORE PLUS FIXED INCOME PORTFOLIO-CLASS I
                                                                                           12/31/04
               10,623449                                                   17,063.588      12/31/03
               10.294722                                                    6,974.638      12/31/02
VAN KAMPEN UIF U.S. MID CAP VALUE PORTFOLIO-CLASS I
                                                                                           12/31/04
               13.426070                                                    9,541.082      12/31/03
                9.620494                                                    4,062.996      12/31/02
VAN KAMPEN UIF U.S. REAL ESTATE PORTFOLIO-CLASS I
                                                                                           12/31/04
               12.885769                                                   24,219.165      12/31/03
                9.501755                                                    2,734.239      12/31/02
VAN KAMPEN UIF VALUE PORTFOLIO-CLASS I
                                                                                           12/31/04
               12.614221                                                    3,496.288      12/31/03
                9.539484                                                      121.329      12/31/02



The above tables give year-end Accumulation Unit information for each Subaccont from the end of the year of inception to December 31, 2004. This information should be read in conjunction with the Separate Account financial statements including the notes to those statements. The beginning Accumulation Unit Value for each Subaccount shown other than the Dreyfus VIF Money Market Portfolio Subaccount was 10.00000 as of August 1, 2002 (the effective date of the Subaccounts) or as of December 1, 2004 (the effective date of the Subaccounts) for AIM V.I. Small Cap Equity Fund, the four American Century Variable Portfolios, the Dreyfus Technology Growth Portfolio, the Janus Aspen Series International Growth Portfolio, the Janus Aspen Series Risk-Managed Core Portfolio and the Oppenheimer Main Street Fund(R). The beginning Accumulation Unit Value for the Dreyfus VIF Money Market Portfolio Subaccount was 1.00000 as of August 1, 2002 (the effective date of the Subaccount).


FINANCIAL STATEMENTS

The financial statements and reports of independent auditors for the Company are included in the Statement of Additional Information.

PERFORMANCE INFORMATION

From time to time, the Company may advertise yields and/or total returns for the Subaccounts. THESE FIGURES ARE BASED ON HISTORICAL INFORMATION AND ARE NOT INTENDED TO INDICATE FUTURE PERFORMANCE. Performance data and a more detailed description of the methods used to determine yield and total return are included in the Statement of Additional Information.

YIELD DATA

The "yield" of the money market Subaccount refers to the annualized income generated by an investment in that Subaccount over a specified seven-day period. The "effective yield" of the money market Subaccount is the same as the "yield" except that it assumes reinvestment of the income earned in that Subaccount. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment. The Company only advertises yields for the money market Subaccount.

TOTAL RETURN DATA

The Company may advertise two types of total return data: "average annual total return" and "cumulative total return." Average annual total return is presented in both standardized and non-standardized form. "Standardized" total return data reflects the deduction of all charges that apply to all Contracts of that type, except for premium taxes. The contingent deferred sales charge ("CDSC") reflected in standardized total return is the percentage CDSC that would apply at the end of the period presented assuming the purchase payment was received on the first day of the period presented. "Non-standardized" total return data does not reflect the deduction of CDSCs and contract maintenance fees. Cumulative total return data is currently presented only in non-standardized form.

Total return data that does not reflect the CDSC and other charges will be higher than the total return realized by an investor who incurs the charges. Total return data will be higher for a Contract without any optional features than for a Contract with such features. "Average annual total return" is either hypothetical or actual return data that reflects performance of a Subaccount for a one-year period or for an average of consecutive one-year periods.

If average annual total return data is hypothetical, it reflects performance for a period of time before the Subaccount commenced operations. When a Subaccount has been in operation for one, five and ten years, average annual total return will be presented for these periods, although other periods may be presented as well.

"Cumulative total return" is either hypothetical or actual return data that reflects the performance of a Subaccount from the beginning of the period presented to the end of the period presented. If cumulative total return data is hypothetical, it reflects performance for a period of time before the Subaccount commenced operations.

OTHER PERFORMANCE MEASURES

The Company may include in reports and promotional literature rankings of the Subaccounts, the Separate Account or the Contracts, as published by any service, company, or person who ranks separate accounts or other investment products on overall performance or other criteria. Examples of companies that publish such rankings are Lipper Analytical Services, Inc., VARDS, IBC/Donoghue's Money Fund Report, Financial Planning Magazine, Money Magazine, Bank Rate Monitor, Standard & Poor's Indices, Dow Jones Industrial Average, and Morningstar.

The Company may also:

- compare the performance of a Subaccount with applicable indices and/or industry averages;
- present performance information that reflects the effects of tax-deferred compounding on Subaccount
-     investment returns;
- compare investment return on a tax-deferred basis with currently taxable investment return;
-     illustrate investment returns by graphs, charts, or otherwise

                                   PORTFOLIOS

The Separate Account currently offers the Subaccounts described below. Each Subaccount is invested in a Portfolio. Each Portfolio has its own investment objectives and policies. The current Portfolio prospectuses, which accompany this prospectus, contain additional information concerning the investment objectives and policies of each Portfolio, the investment advisory services and administrative services of each Portfolio and the charges of each Portfolio. There is no assurance that the Portfolios will achieve their stated objectives. YOU SHOULD READ THE PORTFOLIO PROSPECTUSES CAREFULLY BEFORE MAKING ANY DECISION CONCERNING THE ALLOCATION OF PURCHASE PAYMENTS TO, OR TRANSFERS AMONG, THE SUBACCOUNTS.

All dividends and capital gains distributed by the Portfolios are reinvested by the Separate Account and reflected in Accumulation Unit Values. Portfolio dividends and net capital gains are not distributed to Owners.

The SEC does not supervise the management or the investment practices and/or policies of any of the Portfolios. The Portfolios are available only through insurance company separate accounts and certain qualified retirement plans. Though a Portfolio may have a name and/or investment objectives which are similar to those of a publicly available mutual fund, and/or may be managed by the same investment advisor that manages a publicly available mutual fund, the performance of the Portfolio is entirely independent of the performance of any publicly available mutual fund. Neither the Company nor the Portfolios make any representations or assurances that the investment performance of any Portfolio will be the same or similar to the investment performance of any publicly available mutual fund.

PORTFOLIO / ADVISOR                    INVESTMENT OBJECTIVE


AIM VARIABLE INSURANCE FUNDS



AIM V.I.-CAPITAL DEVELOPMENT FUND -    The Fund's investment objective is
SERIES II SHARES                       long-term growth of capital. seeks to
                                       meet its objective by investing primarily
                                       in securities, including common stocks,
Advisor - A I M Advisors, Inc.         convertible securities and bonds, of
                                       small- and medium-sized companies. The
                                       Fund may also invest up to 25% of its
                                       total assets in foreign securities. Any
                                       percentage limitations with respect to
                                       assets of the Fund are applied at the
                                       time of purchase.

AIM V.I. CORE STOCK  FUND - SERIES     The Fund seeks to provide high total
I SHARES (formerly AIM V.I. Core       return through both growth and current
Equity Fund)                           income. The Fund normally invests at
                                       least 80% of its net assets in common and
Advisor - A I M Advisors, Inc.         preferred stocks of companies with a
                                       history of paying regular dividends and
Subadvisor:  INVESCO Institutional     debt securities. Debt securities include
(N.A.), Inc.                           corporate obligations and obligations of
                                       the U.S. government and government
                                       agencies. The remaining assets of the
                                       Fund are allocated to other investments
                                       at the adviser's discretion, based upon
                                       current business, economic, and market
                                       conditions.

AIM V.I. FINANCIAL SERVICES FUND -     The Fund seeks capital growth. The Fund
SERIES I SHARES                        normally invests at least 80% of its net
                                       assets in the equity securities and
Advisor - A I M Advisors, Inc.         equity-related instruments of companies
                                       involved in the financial services
Subadvisor:  INVESCO Institutional     sector. These companies include, but are
(N.A.), Inc.                           not limited to, banks (regional and
                                       money-centers), insurance companies
                                       (life, property and casualty, and
                                       multi-line), investment and miscellaneous
                                       industries (asset managers, brokerage
                                       firms, and government-sponsored agencies)
                                       and suppliers to financial services
                                       companies. The investment advisor seeks
                                       companies, which it believes can grow
                                       their revenues and earnings in a variety
                                       of interest rate environments - although
                                       securities prices of financial services
                                       companies generally are interest rate
                                       sensitive.

PORTFOLIO / ADVISOR                    INVESTMENT OBJECTIVE


AIM V.I.-GOVERNMENT SECURITIES FUND -  The fund's investment objective is to
SERIES II SHARES                       achieve a high level of current income
                                       consistent with reasonable concern for
                                       safety of principal. The fund seeks to
Advisor - A I M Advisors, Inc.         meet its objective by investing normally
                                       at least 80% of its net assets, plus the
                                       amount of any borrowings for investment
                                       purposes, in debt securities issued,
                                       guaranteed or otherwise backed by the
                                       United States Government. The fund may
                                       invest in securities of all maturities
                                       issued or guaranteed by the U.S.
                                       Government or its agencies and
                                       instrumentalities. The fund may also
                                       invest up to 20% of its net assets in
                                       foreign securities.

AIM V.I. HEALTH SCIENCES FUND -        The Fund seeks capital growth. The Fund
SERIES I SHARES                        normally invests at least 80% of its net
                                       assets in the equity securities and
Advisor - A I M Advisors, Inc.         equity-related instruments of companies
                                       that develop, produce or distribute
Subadvisor:  INVESCO Institutional     products or services related to health
(N.A.), Inc.                           care. These companies include, but are
                                       not limited to, medical equipment or
                                       supplies, pharmaceuticals, biotechnology
                                       and healthcare providers and service
                                       companies. The investment advisor
                                       attempts to blend well-established
                                       healthcare firms with faster-growing,
                                       more dynamic health care companies.
                                       Well-established health care companies
                                       typically provide liquidity and earnings
                                       visibility for the Portfolio and
                                       represent core holdings in the Fund.

AIM V.I.-MID CAP CORE EQUITY FUND -    The fund's investment objective is
SERIES II SHARES                       long-term growth of capital. The fund
                                       seeks to meet its objective by investing,
                                       normally, at least 80% of its net assets,
Advisor - A I M Advisors, Inc.         plus the amount of any borrowing for
                                       investment purposes, in equity
                                       securities, including convertible
                                       securities, of midcapitalization
                                       companies. The fund also may invest up to
                                       20% of its net assets in equity
                                       securities of companies in other market
                                       capitalization ranges or in
                                       investment-grade debt securities. The
                                       fund may also invest up to 25% of its
                                       total assets in foreign securities..

AIM V.I. SMALL CAP EQUITY FUND -       The Fund seeks to meet its objective by
SERIES II SHARES                       investing, normally, at least 80% of its
                                       assets in equity securities, including
Advisor -  A I M Advisors, Inc.        convertible securities, of
                                       small-capitalization companies. In
                                       complying with this 80% investment
                                       requirement, the Fund's investments may
                                       include warrants, futures, options,
                                       exchange-traded funds and American
                                       Depositary Receipts. The Fund considers a
                                       company to be a small-capitalization
                                       company if it has a market
                                       capitalization, at the time of purchase,
                                       no larger than the largest capitalized
                                       company included in the Russell 2000R
                                       Index during the most recent 11-month
                                       period (based on month-end data) plus the
                                       most recent data during the current
                                       month. The Russell 2000--Registered
                                       Trademark-- Index is a widely recognized,
                                       unmanaged index of commons stocks that
                                       measures the performance of the 2,000
                                       smallest companies in the Russell 3000R
                                       Index, which measures the performance of
                                       the 3,000 largest U.S. companies based on
                                       total market capitalization. Under normal
                                       conditions, the top 10 holdings may
                                       comprise up to 25% of its total assets in
                                       foreign securities.

PORTFOLIO / ADVISOR                    INVESTMENT OBJECTIVE


AIM V.I. SMALL COMPANY GROWTH FUND -   INVESCO VIF-Small Company Growth Fund
SERIES I SHARES                        seeks long-term capital growth. The Fund
                                       normally invests at least 80% of its net
                                       assets in small capitalization companies.
Advisor - A I M Advisors, Inc.         The Fund considers a company to be a
                                       small capitalization company if it has a
Subadvisor:  INVESCO Institutional     market capitalization, at the time of
(N.A.), Inc.                           purchase, no larger than the largest
                                       capitalized company included in the
                                       Russell 2000 Growth Index during the most
                                       recent 11-month period (based on
                                       month-end data) plus the most recent data
                                       during the current month.. The fund
                                       focuses on companies with accelerating
                                       earnings growth attributable to rapid
                                       sales growth and new products or
                                       services.

AIM V.I. UTILITIES FUND - SERIES II    The fund's investment objective is to
                                       seek capital growth and current income.
Advisor - A I M Advisors, Inc.         The fund seeks to meet its objective by
                                       investing, normally, at least 80% of its
Subadvisor - INVESCO Institutional     net assets in the equity securities and
(N.A.), Inc.                           equity related instruments of companies
                                       engaged in utilities-related industries.

AMERICAN CENTURY VARIABLE PORTFOLIOS INC.

AMERICAN CENTURY VP LARGE COMPANY      The Fund seeks long-term capital growth.
VALUE-CLASS II SHARES                  In selecting stocks for the Fund, its
                                       managers look for companies whose stock
Advisor - American Century Asset       price may not reflect the companies'
Management, Inc.                       value. The managers attempt to purchase
                                       the stocks of these undervalued companies
                                       and hold them until their stock price has
                                       increased to, or is higher than, a level
                                       the managers believe more accurately
                                       reflects the fair value of the company.
                                       The Fund invests primarily in larger
                                       companies. Under normal market
                                       conditions, the Fund will have at least
                                       80% of its assets in equity securities of
                                       companies comprising the Russell 1000(R)
                                       Index.

AMERICAN CENTURY VP MID CAPVALUE-CLASS The Fund seeks long-term capital growth.
II SHARES                              Its managers look for stocks of companies
                                       that they believe are undervalued at the
Advisor - American Century Asset       time of purchase. The managers use a
Management, Inc.                       value investment strategy that looks for
                                       companies that are temporarily out of
                                       favor in the market. The managers attempt
                                       to purchase the stocks of these
                                       undervalued companies and hold them until
                                       they have returned to favor in the market
                                       and their stock prices have gone up. The
                                       Fund will invest at least 80% of its
                                       assets in securities of companies whose
                                       market capitalization at the time of
                                       purchase is within the capitalization
                                       range of the Russell 3000(R) Index,
                                       excluding the largest 100 such companies.
                                       The managers intend to manage the Fund so
                                       that its weighted capitalization falls
                                       within the capitalization range of the
                                       members of the Russell Midcap(R) Index.

AMERICAN CENTURY VP ULTRA(R)-CLASS II  The Fund seeks long-term growth. Its
SHARES                                 managers look for stocks of large
                                       companies they believe will increase in
                                       value over time using a growth investment
Advisor - American Century Asset       strategy developed by American Century.
Management, Inc.                       This strategy looks for companies with
                                       earnings and revenues that are not only
                                       growing, but growing at a successively
                                       faster, or accelerating, pace. This
                                       strategy is based on the premise that,
                                       over the long term, stocks of companies
                                       with accelerating earnings and revenues
                                       have a greater-than-average chance to
                                       increase in value.

PORTFOLIO / ADVISOR                    INVESTMENT OBJECTIVE


AMERICAN CENTURY VP VISTA SM -         The Fund seeks long-term capital growth.
CLASS I SHARES                         Its managers look for stocks of
                                       medium-sized and smaller companies they
                                       believe will increase in value over time,
                                       using a growth investment strategy
Advisor - American Century Asset       developed by American Century. This
Management, Inc.                       strategy looks for companies with
                                       earnings and revenues that are not only
                                       growing, but growing at a successively
                                       faster, or accelerating pace. This
                                       strategy is based on the premise that,
                                       over the long term, the stocks of
                                       companies with accelerating earnings and
                                       revenues have a greater-than-average
                                       chance to increase in value.

DREYFUS PORTFOLIOS

DREYFUS INVESTMENT PORTFOLIOS-         The portfolio seeks capital appreciation.
DREYFUS TECHNOLOGY GROWTH              To pursue this goal, the portfolio
PORTFOLIO-INITIAL SHARES               normally invests at least 80% of its
                                       assets in the stocks of growth companies
                                       of any size that Dreyfus believes to be
Advisor - The Dreyfus Corporation      leading producers or beneficiaries of
                                       technological innovation.

THE DREYFUS SOCIALLY RESPONSIBLE       The Dreyfus Socially Responsible Growth
GROWTH FUND, INC.-SERVICE SHARES       Fund, Inc. seeks to provide capital
                                       growth with current income as a secondary
Advisor - The Dreyfus Corporation      goal. To pursue these goals, the fund
Sub-Advisor - NCM Capital Management   normally invests at least 80% of its
Group, Inc.                            assets in the common stock of companies
                                       that Dreyfus believes meet traditional
                                       investment standards and conduct their
                                       business in a manner that contributes to
                                       the enhancement of the quality of life in
                                       America.

DREYFUS STOCK INDEX FUND-SERVICE       The Dreyfus Stock Index Fund seeks to
SHARES                                 match the total return of the Standard &
                                       Poor's 500 Composite Stock Price Index.
                                       To pursue this goal, the Fund generally
Advisor - The Dreyfus Corporation      invests in all 500 stocks in the S&P
Index Manager - Mellon Equity          500(R) in proportion to their
Associates (an affiliate of Dreyfus)   weighting in the index. The Fund is not
                                       sponsored, endorsed, sold or promoted by
                                       Standard & Poor's, and Standard & Poor's
                                       makes no representation regarding the
                                       advisability of investing in the Fund.

DREYFUS VARIABLE INVESTMENT FUND       The VIF Appreciation Portfolio seeks to
("VIF")-APPRECIATION PORTFOLIO-        provide long-term capital growth
SERVICE SHARES                         consistent with the preservation of
                                       capital. Its secondary goal is current
                                       income. To pursue these goals, the
                                       portfolio invests at least 80% of its
Advisor - The Dreyfus Corporation      assets in common stocks. The portfolio
Sub-Advisor - Fayez Sarofim & Co.      focuses on "blue chip" companies with
                                       total market values of more than $5
                                       billion at the time of purchase.

DREYFUS VARIABLE INVESTMENT FUND       The VIF Money Market Portfolio seeks to
("VIF")-MONEY MARKET PORTFOLIO         provide as high a level of current income
                                       as is consistent with the preservation of
                                       capital and the maintenance of liquidity.
                                       This Portfolio invests in a diversified
Advisor - The Dreyfus Corporation      portfolio of high quality short-term debt
                                       securities. An investment in the Money
                                       Market Portfolio is neither insured nor
                                       guaranteed by the Federal Deposit
                                       Insurance Corporation or any other
                                       government agency. Although the Portfolio
                                       seeks to preserve the value of your
                                       investment at $1.00 per share, it is
                                       possible to lose money by investing in
                                       the Portfolio.

PORTFOLIO / ADVISOR                    INVESTMENT OBJECTIVE


JANUS ASPEN SERIES

JANUS ASPEN SERIES BALANCED            This diversified portfolio seeks
PORTFOLIO-SERVICE SHARES               long-term capital growth, consistent with
                                       preservation of capital and balanced by
Advisor - Janus Capital Management      current income. The Portfolio normally
LLC                                    invests 40-60% of its assets in
                                       securities selected primarily for their
                                       growth potential and 40-60% of its assets
                                       in securities selected primarily for
                                       their income potential. The Portfolio
                                       will normally invest at least 25% of its
                                       assets in fixed-income securities.

JANUS ASPEN SERIES GROWTH              This diversified portfolio seeks
PORTFOLIO-SERVICE SHARES               long-term growth of capital in a manner
                                       consistent with the preservation of
                                       capital by investing primarily in common
                                       stocks selected for their growth
Advisor - Janus Capital Management     potential. Although the Portfolio can
LLC                                    invest in companies of any size, it
                                       generally invests in larger, more
                                       established companies.

JANUS ASPEN SERIES INTERNATIONAL       This diversified portfolio seeks
GROWTH PORTFOLIO-SERVICE SHARES        long-term growth of capital by investing,
                                       under normal circumstances, at least 80%
                                       of its net assets in securities from at
                                       least five different countries, excluding
                                       the United States. International
                                       investing may present special risks,
 Advisor- Janus Capital Management     including currency fluctuations and
 LLC                                   social and political developments.

 JANUS ASPEN SERIES MID CAP GROWTH     This diversified portfolio seeks
 PORTFOLIO-SERVICE SHARES              long-term growth of capital by
                                       investing primarily in common stocks
                                       selected for their growth potential, and
                                       normally invests at least 80% of its net
                                       assets in medium-sized companies.
Advisor - Janus Capital Management
LLC

JANUS ASPEN SERIES RISK-MANAGED CORE   The Portfolio seeks long-term growth of
PORTFOLIO-SERVICE SHARES               capital by investing primarily in common
                                       stocks of large-sized companies selected
                                       for their growth potential. The Portfolio
                                       constructed using mechanical analysis
Advisor- Janus Capital Management the  rather than by analyzing
LLC                                    fundamental attractiveness of individual
                                       stocks or sectors. The Portfolio's
                                       mathematical investing process, in
                                       essence, seeks to build a more efficient
Subadvisor - Enhanced Investment       portfolio than its benchmark. This
Technologies, LLC                      process does not attempt zzTechnologies,
                                       LLC to predict the direction of the
                                       market, nor does it have a particular
                                       view of any company in the portfolio.
                                       Instead, the process uses the natural
                                       volatility of stocks, analyzing the
                                       relative volatilities of the individual
                                       stocks as well as their correlations (or
                                       relationships to one another) to build a
                                       portfolio that attempts to outperform the
                                       comparative index while minimizing risk.

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST

NEUBERGER BERMAN AMT FASCIANO          The Portfolio seeks long-term capital
 PORTFOLIO-CLASS S                     growth. The Portfolio manager also may
                                       consider a company's potential for
                                       current income prior to selecting it for
Advisor - Neuberger Berman Management, the Portfolio. To pursue this goal, the
Inc.                                   Portfolio invests primarily in the common
Sub-Advisor - Neuberger Berman, LLC    stocks of smaller companies, i.e., those
                                       with market capitalizations of less than
                                       $1.5 billion at the time the Portfolio
                                       first invests in them. These include
                                       securities having common stock
                                       characteristics, such as securities
                                       convertible into common stocks, and
                                       rights and warrants to purchase common
                                       stocks.

PORTFOLIO / ADVISOR                    INVESTMENT OBJECTIVE


NEUBERGER BERMAN AMT GUARDIAN          The Portfolio seeks long-term growth of
PORTFOLIO-CLASS S                      capital; current income is a secondary
                                       goal. To pursue these goals, the fund
                                       invests mainly in common stocks of mid-
                                       to large-capitalization companies. The
Advisor - Neuberger Berman             manager employs a research driven and
Management,Inc.                        valuation sensitive approach to stock
Sub-Advisor - Neuberger Berman,        selection. He seeks to identify stocks in
LLC                                    well-positioned businesses that he
                                       believes are undervalued in the market.

OPPENHEIMER VARIABLE ACCOUNT FUNDS     The Fund seeks a high total investment
OPPENHEIMER BALANCED FUND VA-Service   return, which includes current income
Class                                  and capital appreciation in the value of
                                       its shares.
Advisor - OppenheimerFunds, Inc.

OPPENHEIMER CAPITAL APPRECIATION       The Fund seeks capital appreciation by
FUND VA-Service Class                  investing in securities of well-known,
                                       established companies.
Advisor - OppenheimerFunds, Inc.

Oppenheimer Global Securities          The Fund seeks long-term capital
Fund VA-Service Class                  appreciation by investing a substantial
                                       portion of its assets in securities of
Advisor - Oppenheimer Funds Inc.       foreign issuers, "growth-type" companies,
                                       cyclical industries, and special
                                       situations that are considered to have
                                       appreciation possibilities.


OPPENHEIMER MAIN STREET FUND VA-       The Fund seeks high total return (which
Service Class                          includes growth in the value of its
                                       shares as well as current income) from
                                       equity and debt securities.
Advisor - OppenheimerFunds, Inc.

Oppenheimer Main Street Small Cap      The Fund seeks capital appreciation.
Fund VA-Service Class

Advisor - Oppenheimer Funds Inc.

PIMCO VARIABLE INSURANCE TRUST

PIMCO VIT High Yield Portfolio-        The Portfolio seeks maximum total return,
Administrative Class                   consistent with preservation of capital
                                       and prudent investment management. The
                                       Portfolio invests at least 80% of its
                                       assets in a diversified portfolio of high
                                       yield securities ("junk bonds") rated
                                       below investment grade but rated at least
                                       B by Moody's or S&P, or, if unrated,
Advisor - Pacific Investment           determined by PIMCO to be of comparable
Management Company LLC                 quality. Effective June 1, 2004, the High
                                       Yield Portfolio's quality guideline will
                                       change, permitting the Portfolio to
                                       invest in securities with lower-quality
                                       credit ratings. Under the new guidelines,
                                       the Portfolio will invest at least 80% of
                                       its assets in a diversified portfolio of
                                       high yield securities rated below
                                       investment grade but rated at least Caa
                                       (subject to a maximum of 5% of total
                                       assets in securities rated Caa) by
                                       Moody's or S&P, or, if unrated,
                                       determined by PIMCO to be of comparable
                                       quality.

PORTFOLIO / ADVISOR                    INVESTMENT OBJECTIVE


PIMCO VIT Real Return Portfolio-       The Portfolio seeks maximum real return
Administrative Class                   consistent with preservation of real
                                       capital and prudent investment
                                       management. The Portfolio invests under
                                       normal circumstances at least 65% of its
                                       assets in inflation-indexed bonds of
Advisor - Pacific Investment           varying maturities issued by the U. S.
Management Company LLC                 and non-U. S. governments, their agencies
                                       or government-sponsored enterprises and
                                       corporations.

PIMCO VIT Total Return Portfolio-      The Portfolio seeks maximum total return
Administrative Class                   consistent with preservation of capital
                                       and prudent investment management. The
                                       Portfolio invests under normal
                                       circumstances at least 65% of its assets
                                       in a diversified Portfolio of Fixed
Advisor - Pacific Investment           Income Instruments of varying maturities.
Management Company LLC                 The Fund's average portfolio duration
                                       normally varies within a three- to
                                       six-year time frame, based on the
                                       Advisor's forecast for interest rates.

RYDEX VARIABLE TRUST FUNDS

Rydex Variable Trust Sector Rotation   The Fund seeks long-term capital
Fund                                   appreciation. The Fund seeks to respond
                                       to the dynamically changing economy by
Advisor - Rydex Investments            moving its investments among different
                                       sectors or industries. Each month the
                                       Advisor, using a quantitative
                                       methodology, ranks the sixty-two
                                       different industries based on several
                                       measures of price momentum. The Fund then
                                       invests in the top ranked industries.
                                       Subject to maintaining adequate liquidity
                                       in the Fund, each industry or sector
                                       investment is intended to represent the
                                       entire industry or sector. The Fund
                                       invests in equity securities, but may
                                       also invest in equity derivatives such as
                                       futures contracts, options and swap
                                       transactions. The Fund may also enter
                                       into short sales.

VAN KAMPEN-THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

VAN KAMPEN UIF CORE PLUS FIXED INCOME  The investment objective of the Core Plus
PORTFOLIO-CLASS I                      Fixed Income Portfolio is to seek
                                       above-average total return over a market
                                       cycle of three to five years by investing
                                       primarily in a diversified portfolio of
                                       fixed income securities. The Portfolio
Adviser - Van Kampen(1)                invests primarily in a diversified mix of
                                       dollar denominated investment grade fixed
                                       income securities, particularly U.S.
                                       Government, and mortgage securities. The
                                       Portfolio will ordinarily seek to an
                                       average weighted maturity in excess of
                                       five years. The Portfolio may invest
                                       opportunistically in
                                       non-dollar-denominated securities and
                                       high yield securities (commonly referred
                                       to as "junk bonds").

VAN KAMPEN UIF U.S. MID CAP VALUE      The investment objective of the Mid Cap
PORTFOLIO-CLASS I                      Value Portfolio is to seek above-average
                                       total return over a market cycle of three
                                       to five years by investing primarily in
                                       common stocks and equity securities. The
                                       Portfolio invests primarily in common
                                       stocks of companies traded on a U.S.
                                       securities exchange with capitalizations
Adviser - Van Kampen(1)                generally in the range of companies
                                       included in the Russell Midcap Value
                                       Index. The Adviser seeks attractively
                                       valued companies experiencing a change
                                       that is believed could have a positive
                                       impact on a company's outlook, such as a
                                       change in management, industry dynamics
                                       or operational efficiency.

PORTFOLIO / ADVISER                    INVESTMENT OBJECTIVE

VAN KAMPEN UIF U.S. REAL ESTATE        The investment objective of the U.S. Real
PORTFOLIO-CLASS I                      Estate Portfolio is to seek above-average
                                       current income and long-term capital
Adviser - Van Kampen(1)                appreciation by investing primarily in
                                       equity securities of companies in the
                                       U.S. real estate industry, including real
                                       estate investment trusts (REITs).

VAN KAMPEN UIF VALUE PORTFOLIO-        The investment objective of the Value
CLASS I                                Portfolio is to seek above-average total
                                       return over a market cycle of three to
                                       five years by investing primarily in
                                       common stocks and other equity
  Adviser - Van Kampen(1)              securities. The Portfolio invests
                                       primarily in common stocks of companies
                                       with capitalizations generally greater
                                       than $1 billion. The Portfolio emphasizes
                                       a value style of investing seeking well
                                       established companies that appear
                                       undervalued and currently are not being
                                       recognized within the market place. The
                                       Portfolio may purchase stocks that do not
                                       pay dividends; and it may invest, to a
                                       limited extent, in foreign equity
                                       securities.

(1) Morgan Stanley Investment Management Inc., which does business in certain instances using the name "Van Kampen," serves as the investment advisor to the U.S. Mid Cap Value, Value, Core Plus Fixed Income and U.S. Real Estate Portfolios. Prior to May 1, 2002 Morgan Stanley Investments LP (formerly Miller Anderson & Sherrerd, LLP), an affiliate of Morgan Stanley Investment Management Inc., served as the investment advisor to the U.S. Mid Cap Value, Value and Core Plus Fixed Income Portfolios.

ADDITIONS, DELETIONS, OR SUBSTITUTIONS

The Company may add or delete Subaccounts at any time, or may substitute one Portfolio for another, at any time. The Company does not guarantee that any of the Subaccounts or any of the Portfolios will always be available for allocation of purchase payments or transfers. In the event of any substitution or change, the Company may make such changes in the Contract as may be necessary or appropriate to reflect such substitution or change.

Additions, deletions or substitutions of Subaccounts or Portfolios may be due to an investment decision by the Company, or due to an event not within the Company's control, such as liquidation of a Portfolio or an irreconcilable conflict of interest between the Separate Account and another insurance company which offers a Portfolio. The Portfolio prospectuses describe the possibility of material conflict of interest in greater detail.

If the Company eliminates a Subaccount or substitutes the shares of another investment company for the shares of any Portfolio, the Company will first obtain approval of the SEC to the extent required by the Investment Company Act of 1940, as amended ("1940 Act"), or other applicable law. The Company will also notify Owners before it eliminates a Subaccount or substitutes a Portfolio.

New Subaccounts may be established when, in the sole discretion of the Company, marketing, tax, investment or other conditions so warrant. Any new Subaccounts will be made available to existing Owners on a basis to be determined by the Company.

If deemed to be in the best interests of persons having voting rights under the Contracts, the Separate Account may be operated as a management company under the 1940 Act or any other form permitted by law, may be de-registered under the 1940 Act in the event such registration is no longer required, or may be combined with one or more separate accounts.

VOTING RIGHTS

To the extent required by law, all Portfolio shares held in the Separate Account will be voted by the Company at regular and special shareholder meetings of the respective Portfolios in accordance with instructions received from persons having voting interests in the corresponding Subaccount. During the Accumulation Period, the Company will vote Portfolio shares according to instructions of Owners, unless the Company is permitted to vote shares in its own right.

The number of votes that an Owner may vote will be calculated separately for each Subaccount. The number will be determined by applying the Owner's percentage interest, if any, in a particular Subaccount to the total number of votes attributable to that Subaccount.

The Owner's percentage interest and the total number of votes will be determined as of the record date established by that Portfolio for voting purposes. Voting instructions will be solicited by written communication in accordance with procedures established by the respective Portfolios.

The Company will vote or abstain from voting shares for which it receives no timely instructions and shares it holds as to which Owners have no beneficial interest (including shares held by the Company as reserves for benefit payments*). The Company will vote or abstain from voting such shares in proportion to the voting instructions it receives from Owners of all Contracts participating in the Subaccount.

Each person or entity having a voting interest in a Subaccount will receive proxy material, reports and other material relating to the appropriate Portfolio. The Portfolios are not required to hold annual or other regular meetings of shareholders.

* Neither the Owner nor Payee has any interest in the Separate Account during the Benefit Payment Period. Benefit Units are merely a measure of the amount of the payment the Company is obligated to pay on each payment date.

                   ANNUITY INVESTORS LIFE INSURANCE COMPANY(R)

The Company is a stock life insurance company incorporated under the laws of the State of Ohio in 1981. The Company is principally engaged in the sale of variable and fixed annuity policies. The home office of the Company is located at 525 Vine Street, Cincinnati, Ohio 45202.

The Company is a wholly owned subsidiary of Great American Life Insurance Company(R) which is a wholly owned subsidiary of Great American Financial Resources(R), Inc. ("GAFRI"), a publicly traded insurance holding company (NYSE:
GFR). GAFRI is in turn indirectly controlled by American Financial Group, Inc., a publicly traded holding company (NYSE: AFG).

The Company may from time to time publish in advertisements, sales literature and reports to Owners the ratings and other information assigned to it by one or more independent rating organizations such as A.M. Best Company, Standard & Poor's, and Fitch. The purpose of the ratings is to reflect the financial strength and/or claims-paying ability of the Company. Each year A.M. Best Company reviews the financial status of thousands of insurers, culminating in the assignment of Best's Ratings. These ratings reflect A.M. Best Company's opinion of the relative financial strength and operating performance of an insurance company in comparison to the norms of the life/health insurance industry. Ratings of the Company do not reflect the investment performance of the Separate Account or the degree of risk associated with an investment in the Separate Account.

                              THE SEPARATE ACCOUNT

The Separate Account was established by the Company on November 7, 2001 as an insurance company separate account under the laws of the State of Ohio pursuant to resolution of the Company's Board of Directors. The Separate Account is registered with the SEC under the 1940 Act as a unit investment trust. However, the SEC does not supervise the management or the investment practices or policies of the Separate Account.

The assets of the Separate Account are owned by the Company, but they are held separately from the other assets of the Company. Under Ohio law, the assets of a separate account are not chargeable with liabilities incurred in any other business operation of the Company. Income, gains and losses incurred on the assets in the Separate Account, whether realized or not, are credited to or charged against the Separate Account, without regard to other income, gains or losses of the Company. Therefore, the investment performance of the Separate Account is entirely independent of the investment performance of the Company's general account assets or any other separate account maintained by the Company. The assets of the Separate Account will be held for the exclusive benefit of Owners of, and the persons entitled to payment under, the Contracts offered by this prospectus and all other contracts issued by the Separate Account. The obligations under the Contracts are obligations of the Company.

                        GREAT AMERICAN ADVISORS(R), INC.

Great American Advisors(R), Inc. ("GAA"), an affiliate of the Company, is the principal underwriter and distributor of the Contracts. GAA is a wholly owned subsidiary of GAFRI. GAA is registered with the SEC as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. ("NASD"). Its principal offices are located at 525 Vine Street, Cincinnati, Ohio 45202. The Company pays GAA for acting as underwriter according to the terms of a distribution agreement.

GAA sells Contracts through its registered representatives. In addition, GAA may enter into sales agreements with other broker-dealers to solicit applications or order tickets for the Contracts through its registered representatives. These broker-dealers are registered with the SEC and are members of the NASD. All registered representatives who sell the Contracts are appointed by the Company as insurance agents and are authorized under applicable state insurance regulations to sell variable annuities.

The Company or GAA may pay commissions to registered representatives of GAA and other broker-dealers of up to 8.5% of purchase payments made under the Contracts. These commissions are reduced for Contracts issued to Owners over age
80. When permitted by state law and in exchange for lower initial commissions, GAA and/or the Company may pay trail commissions to registered representatives of GAA and to other broker-dealers. Trail commissions are not expected to exceed 2% of the Account Value of a Contract on an annual basis. To the extent permitted under current law, the Company and/or GAA may pay production, persistency and managerial bonuses as well as other promotional incentives, in cash or other compensation, to registered representatives of GAA and/or other broker-dealers.

                             CHARGES AND DEDUCTIONS

CHARGES AND DEDUCTIONS BY THE COMPANY

There are two types of charges and deductions by the Company. There are charges assessed to the Contract, which are reflected in the Account Value of the Contract, but not in Accumulation Unit Values (or Benefit Unit Values). These charges are the contingent deferred sales charge, the annual contract maintenance fee, premium taxes (where applicable) and transfer fees. There are also charges assessed pro rata against the Separate Account. These charges are reflected in the Accumulation Unit Values (and Benefit Unit Values) of the Subaccounts. These charges are the mortality and expense risk charge and the administration charge.

Except as described below, the Company will never charge more to a Contract than the fees and charges described even if its actual expenses exceed the total fees and charges collected. If the fees and charges collected by the Company exceed the actual expenses it incurs, the excess will be profit to the Company and will not be returned to Owners.

The Company reserves the right to change the amount of the transfer fee in the future, or the number of transfers that can be made without incurring the transfer fee, and/or to charge fees for the automatic transfer programs described in the Transfers section of this prospectus, and/or for the systematic withdrawal program described in the Surrender and Withdrawals section of this prospectus, if in the Company's discretion, it determines such charges are necessary to offset the costs of administering transfers or systematic withdrawals. The maximum amount of these charges and fees is described below.

CONTINGENT DEFERRED SALES CHARGE ("CDSC")

Purpose of Charge      Offset expenses incurred by the Company in the sale of
                       the Contracts, including commissions paid and costs of sales literature.

Amount of Charge       Up to 7% of each purchase payment, depending on the
                       number of years elapsed since receipt of the purchase payment.

Number of full years elapsed
between date of receipt of purchase    0     1     2     3     4     5     6     7 or
payment and date request for
withdrawal or surrender                                                          more
received
CDSC as a percentage of purchase
payment withdrawn or surrendered       7%    7%    7%    6%    5%    4%    2%    0%

When Assessed          On surrender or withdrawal of purchase payments during
                       the Accumulation Period.

Assessed Against What  Purchase payments only, not earnings. See the Surrender and Withdrawals section of this prospectus for
                       information on order of withdrawal of purchase payments
                       and earnings.
Waivers                -     Free withdrawal privilege. See the Surrender and
                             Withdrawals section for information.
                       -     In the Company's discretion where the Company
                             incurs reduced sales and servicing expenses.
                       -     If the Contract is issued with a tax sheltered
                             annuity endorsement: (i) upon separation from service if Owner has attained age 55 and the Contract has been in force for at least seven years; or (ii) after the Contract has been in force ten years or more.
                       -     Long term care waiver rider. See the Surrender and
                             Withdrawals section for information.
                       -     If the Social Security Administration determines
                             after the Contract is issued that the Owner is "disabled" as that term is defined in the Social
                             Security Act of 1935, as amended.
                       -     If the spouse becomes Successor Owner. See the
                             Account Value section for information.
                       -     Where required to satisfy state law.

CONTRACT MAINTENANCE

FEE Purpose of Charge  Offset expenses incurred in issuing the Contracts and in maintaining the Contracts and the Separate Account.

Amount of Charge       $30.00 per year.

When Assessed          During the Accumulation Period the charge is deducted on
                       each anniversary of the effective date of the Contract, and at time of surrender. During the Benefit Payment
                       Period a pro rata portion of the charge is deducted from each benefit payment.

Assessed Against What  Amounts invested in the Subaccounts and Fixed Account options. During the Accumulation Period, the charge is deducted pro rata from the Subaccounts and Fixed Account options in which the Contract has an interest on the date of the charge. During the Benefit Payment Period, a pro rata portion of the annual charge is deducted from each benefit payment.

Waivers                -     During the Accumulation Period if the Account Value
                             is at least $40,000 on the date the charge is due.
                       -     During the Benefit Payment Period if the amount
                             applied to the annuity benefit is at least $40,000.
                       -     If the Contract is issued with a tax sheltered
                             annuity endorsement.
                       -     In the Company's discretion where the Company
                             incurs reduced sales and servicing expenses.
                       -     During the Benefit Payment Period where required to
                             satisfy state law.

TRANSFER FEE

Purpose of Charge      Offset cost incurred in administering the Contracts.

Amount of Charge       $25 for each transfer in excess of 12 in any
                       contract year. The Company reserves the right to change the amount of this charge, or the number of transfers which can be made without incurring the charge at any time. The transfer fee will never exceed $30 for each transfer, and the number of transfers that can be made without a charge will never be fewer than 8.

When Assessed          During the Accumulation Period.

Assessed Against What  Deducted from amount transferred.

Waivers Currently, the transfer fee does not apply to transfers associated with the dollar cost averaging, interest sweep and portfolio rebalancing programs. Transfers associated with these programs do not count toward the free transfers permitted in a contract year. The Company reserves the right to eliminate this waiver at any time.

ADMINISTRATION CHARGE

Purpose of Charge      Offset expenses incurred in administering the Contracts
                       and the Separate Account.

Amount of Charge       Daily charge equal to 0.000411% of the daily Net Asset
                       Value for each Subaccount, which corresponds to an annual effective rate of 0.15%.

When Assessed          During the Accumulation Period, and during the Benefit
                       Payment Period if a variable dollar benefit is elected.

Assessed Against What  Amounts invested in the Subaccounts.

Waivers May be waived or reduced in the Company's discretion where the Company incurs reduced sales and servicing expenses.

MORTALITY AND EXPENSE RISK CHARGE

Purpose of Charge      Compensation for bearing certain mortality and expense
                       risks under the Contract. Mortality risks arise from the Company's obligation to pay benefit payments during the Benefit Payment Period and to pay the death benefit. The expense risk assumed by the Company is the risk that the Company's actual expenses in administering the Contracts and the Separate Account will exceed the amount recovered through the contract maintenance fees, transfer fees and administration charges.

Amount of Charge       Daily charge equal to 0.003446% of the daily Net Asset
                       Value for each Subaccount, which corresponds to an effective annual rate of 1.25%.

When Assessed          During the Accumulation Period, and during the Benefit
                       Payment Period if a variable dollar benefit is elected.

Assessed Against What  Amounts invested in the Subaccounts.

Waivers                None.

PREMIUM TAXES

Currently some state and local governments impose premium taxes. These taxes currently range from zero to 5.0% depending upon the jurisdiction. A federal premium tax has been proposed but not enacted. The Company will deduct any applicable premium taxes from the Account Value either upon death, withdrawal, surrender, annuitization, or at the time purchase payments are made, but no earlier than when the Company incurs a tax liability under applicable law.

DISCRETIONARY WAIVERS OF CHARGES

The Company will look at the following factors to determine if it will waive a charge, in part or in full, due to reduced sales and servicing expenses: (1) the total amount of purchase payments to be received; and (2) any prior or existing relationship with the Company. The Company would expect to incur reduced sales and servicing expenses in connection with Contracts offered to employees of the Company, its subsidiaries and/or affiliates. There may be other circumstances, of which the Company is not presently aware, which could result in reduced sales and servicing expenses. In no event will the Company waive a charge where such waiver would be unfairly discriminatory to any person.

EXPENSES OF THE PORTFOLIOS

In addition to charges and deductions by the Company, there are Portfolio management fees and administration expenses which are described in the prospectus and Statement of Additional Information for each Portfolio. The actual Portfolio fees and expenses for the prior calendar year are included in the Expense Tables of this prospectus, unless a Portfolio commenced operations in the current calendar year. In that case, estimated Portfolio expenses are included in the Expense Tables of this prospectus. Portfolio expenses, like Separate Account expenses, are reflected in Accumulation Unit Values (or Benefit Unit Values).

                                  THE CONTRACTS


Each Contract is an agreement between the Company and the Owner. Values, benefits and charges are calculated separately for each Contract. Because the Company is subject to the insurance laws and regulations of all the jurisdictions where it is licensed to operate, the availability of certain Contract rights and provisions in a given State may depend on that State's approval of the Contracts. Where required by state law or regulation, the Contracts will be modified accordingly. The Contracts also may be modified as necessary to meet the requirements for inclusion as an investment option in the Texas Optional Retirement Program or other retirement program.

RIGHT TO CANCEL

The Owner of a Contract may cancel it before midnight of the tenth day following the date the Owner receives the Contract. For a valid cancellation, the Contract must be returned to the Company, and written notice of cancellation must be given to the Company, or to the agent who sold the Contract, by that deadline. If mailed, the return of the Contract or the notice is effective on the date it is postmarked, with the proper address and with postage paid. If the Owner cancels the Contract, the Contract will be void and the Company will refund the purchase payment(s) paid for it plus or minus any investment gains or losses under the Contract as of the end of the Valuation Period during which the returned Contract is received by the Company. When required by state or federal law, the Company will return the purchase payments without any investment gain or loss, during all or part of the right to cancel period. In addition, when required by state or federal law, the Company will return the Purchase Payments in full, without deducting any fees or charges, during all or part of the right to cancel period. When required by state law, the right to cancel period may be longer than 10 days. During the right to cancel period specified on the first page of the Contract, the Company reserves the right to allocate all purchase payments to either the Fixed Accumulation Account or a money market Subaccount, at our discretion. If we exercise this right, we will allocate the Account Value as of the end of the right to cancel period to the Fixed Account options and/or to the Subaccounts in the percentages that the Owner instructed.

PERSONS WITH RIGHTS UNDER A CONTRACT

OWNER: The Owner is the person with authority to exercise rights and receive benefits under the Contract (e.g., make allocations among investment options, elect a settlement option, designate the Annuitant, Beneficiary and Payee). An Owner must ordinarily be a natural person, or a trust or other legal entity holding a contract for the benefit of a natural person. Ownership of a non-tax-qualified Contract may be transferred, but transfer may have adverse tax consequences. Ownership of a tax-qualified Contract may not be transferred. Unless otherwise elected or required by law, a transfer of Ownership will not automatically cancel a designation of an Annuitant or Beneficiary or any settlement options election previously made.

JOINT OWNERS: There may be joint Owners of a non-tax-qualified Contract. Joint Owners may each exercise transfer rights and make purchase payment allocations independently. All other rights must be exercised by joint action. A surviving joint Owner who is not the spouse of a deceased Owner may not become a Successor Owner, but will be deemed to be the Beneficiary of the death benefit which becomes payable on the death of the first Owner to die, regardless of any Beneficiary designation.

SUCCESSOR OWNER: The surviving spouse of a deceased Owner may become a Successor Owner if the surviving spouse was either the joint Owner or sole surviving Beneficiary under the Contract. In order for a spouse to become a Successor Owner, the Owner must make an election prior to the Owner's death, or the surviving spouse must make an election within one year of the Owner's death.

ANNUITANT: The Annuitant is the person whose life is the measuring life for life contingent annuity benefit payments. The Annuitant must be the same person as the Owner under a tax-qualified Contract. The Owner may designate or change an Annuitant under a non-tax-qualified Contract. Unless otherwise elected or required by law, a change of Annuitant will not automatically cancel a designation of a Beneficiary or any settlement option election previously made.

BENEFICIARY: The person entitled to receive the death benefit. The Owner may designate or change the Beneficiary, except that a surviving joint Owner will be deemed to be the Beneficiary regardless of any designation. Unless otherwise elected or required by law, a change of Beneficiary will not automatically cancel a designation of any Annuitant or any settlement option election previously made. If no Beneficiary is designated, and there is no surviving joint Owner, the Owner's estate will be the Beneficiary. The Beneficiary will be the measuring life for life contingent death benefit payments.

PAYEE: Under a tax-qualified Contract, the Owner-Annuitant is the Payee of annuity benefits. Under a non-tax-qualified Contract, the Owner may designate the Annuitant or the Owner as the Payee of annuity benefits. Irrevocable naming of a Payee other than the Owner can have adverse tax consequences. The Beneficiary is the Payee of the death benefit.

ASSIGNEE: Under a tax-qualified Contract, assignment is not permitted. The Owner of a non-tax-qualified Contract may assign most of his/her rights or benefits under a Contract. Assignment of rights or benefits may have adverse tax consequences.

                               ACCUMULATION PERIOD

Each Contract allows for an Accumulation Period during which purchase payments are invested according to the Owner's instructions. During the Accumulation Period, the Owner can control the allocation of investments through transfers or through the following investment programs offered by the Company: dollar cost averaging, portfolio rebalancing and interest sweep. These programs and telephone, facsimile and Internet transfer procedures are described in the Transfers section of this prospectus. The Owner can access the Account Value during the Accumulation Period through surrender or withdrawals, systematic withdrawal, or contract loans (if available). These withdrawal features are described more fully in the Surrender and Withdrawals and Contract Loans sections of this prospectus.

ACCOUNT STATEMENTS

During the Accumulation Period, the Company will provide a report of the Contract's Account Value, and any other information required by law, at least once each contract year. Owners should promptly notify the Company of any address change. This is especially important if Owners are receiving such reports and other information by mail rather than electronically. Owners at a shared address who are currently receiving one account statement, prospectus or shareholder report per household may receive separate account statements, prospectuses or shareholder reports by contacting the Company at 1-800-789-6771. The Company will provide confirmation statements showing any transactions that affect the Contract's value. Confirmation of regularly scheduled transactions, however, will be provided in quarterly statements of account activity. Examples of such recurring transactions include purchase payments (after the initial purchase payment) under a salary reduction program, systematic withdrawals, and dollar cost averaging transactions. Owners should review statements and confirmations carefully. All errors or corrections must be reported to the Company immediately to assure proper crediting to the Contract. Unless the Company is notified within 30 days of receipt of the statement, the Company will assume statements and confirmations are correct.

ACCOUNT VALUE

The value of a Contract during the Accumulation Period is referred to as the "Account Value." The Account Value at any given time is the sum of (1) the value of the Owner's interest in the Fixed Account options as of that time; and (2) the value of the Owner's interest in the Subaccounts as of that time. The value of the Owner's interest in the Subaccounts at any time is equal to the sum of the number of Accumulation Units for each Subaccount attributable to that Contract multiplied by the Accumulation Unit Value for the applicable Subaccount at the end of that Valuation Period. The Account Value at any time is net of any charges, deductions, withdrawals, surrender, and/or outstanding loans incurred prior to or as of the end of that Valuation Period.

ACCUMULATION UNITS
Amounts allocated or transferred to a Subaccount are converted into Accumulation Units. The number of Accumulation Units credited is determined by dividing the dollar amount directed to the Subaccount by the Accumulation Unit Value for that Subaccount as of the end of the Valuation Period in which the amount allocated is received by the Company, or as of the end of the Valuation Period in which the transfer is made.

Accumulation Units will be canceled as of the end of the Valuation Period during which one of the following events giving rise to cancellation occurs:

      -     transfer from a Subaccount
      -     surrender or withdrawal from a Subaccount
      -     payment of a death benefit
      -     application of the amounts in a Subaccount to a settlement option
      -     deduction of the contract maintenance fee
      -     deduction of a transfer fee

STEPPED-UP ACCOUNT VALUE FOR SUCCESSOR OWNER

If the surviving spouse of a deceased Owner becomes a Successor Owner of the Contract, the Account Value will be stepped-up to equal the death benefit which otherwise would have been payable as of what would have been the Death Benefit Valuation Date. In addition, contingent deferred sales charges will be waived on the entire stepped-up Account Value as of that date, but will apply to any purchase payments made by the Successor Owner after that date.

For purposes of determining what would have been the Death Benefit Valuation Date, the election to become Successor Owner will be deemed to be instructions as to the form of death benefit. The election to become Successor Owner must be made within one year of the date of the Owner's death.

PURCHASE PAYMENTS

Purchase payments may be made at any time during the Accumulation Period. The current restrictions on purchase payment amounts are:

                                                       TAX-QUALIFIED           NON-TAX-QUALIFIED
                                                       -------------           -----------------
MINIMUM INITIAL PURCHASE PAYMENT                   $    2,000               $   10,000
MINIMUM MONTHLY PAYMENT UNDER PERIODIC PAYMENT
PROGRAM                                            $       50                   Not Applicable
MINIMUM ADDITIONAL PAYMENTS                        $       50               $      100
MAXIMUM SINGLE PURCHASE PAYMENT                    $1,000,000*or Company    $1,000,000* or Company
                                                       approval                    approval

*The maximum single purchase payment is $500,000 for issue ages above age 80 or Company approval.

The Company reserves the right to increase or decrease the minimum initial purchase payment, or the minimum monthly payment, or the minimum allowable additional purchase payment, or the maximum single purchase payment, at its discretion and at any time, where permitted by law.

Each purchase payment will be applied by the Company to the credit of the Owner's account. If the application or order ticket is in good order, the Company will apply the initial purchase payment to an account for the Owner within two business days of receipt of the purchase payment. If the application or order ticket is not in good order, the Company will attempt to get the application or order ticket in good order within five business days. If the application or order ticket is not in good order at the end of this period, the Company will inform the purchaser of the reason for the delay and that the purchase payment will be returned immediately unless the purchaser specifically consents to the Company keeping the purchase payment until the application or order ticket is in good order. Once the application or order ticket is in good order, the initial purchase payment will be applied to the Owner's account within two business days. During the right to cancel period, the Company reserves the right to allocate all purchase payments to either the Fixed Accumulation Account or a money market Subaccount. If we exercise this right, we will allocate the Account Value as of the end of the right to cancel period to the Fixed Account options and/or to the Subaccounts in the percentages that the Owner has instructed.

Each additional purchase payment is credited to a Contract as of the Valuation Date on which the Company receives the purchase payment. If the purchase payment is allocated to a Subaccount, it will be applied at the Accumulation Unit Value calculated at the end of the Valuation Period in which that Valuation Date occurs.

The Company may, in its sole discretion, restrict or prohibit the credit of purchase payments to any Fixed Account option or any Subaccount from time to time on a non-discriminatory basis.

INVESTMENT OPTIONS--ALLOCATIONS

Purchase payments can be allocated in whole percentages to any of the available Subaccounts or Fixed Account options. See the Portfolios section of this prospectus for a listing and description of the currently available Subaccounts. Interests in the Subaccounts are securities registered with the Securities and Exchange Commission. The Owner bears the risk of investment gain or loss on amounts allocated to the Subaccounts.

Interests in the Fixed Account options are not securities and are not registered with the SEC. Amounts allocated to the Fixed Account options will receive a stated rate of interest, which will be no less than the minimum permitted under the law of the state when and where the Contract is issued. The interest rate credited to each purchase payment to the Fixed Accumulation Account will not be changed for at least 12 months after its allocation. The interest rate credited to an amount that is held under a Fixed Account guaranteed interest rate option will not be changed until the end of the guarantee period. The guarantee period is measured from the date that the amount is allocated or transferred to that option. Interest on amounts allocated to the Fixed Account options is earned daily. Amounts allocated to the Fixed Account options and interest credited to the Fixed Account options are guaranteed by the Company.

The Company may, in its sole discretion, restrict or prohibit allocations to any Fixed Account option or any Subaccount from time to time on a nondiscriminatory basis.

FIXED ACCOUNT OPTIONS

The currently available Fixed Account options are:

      Fixed Accumulation Account Option
      Three-Year Guaranteed Interest Rate Option
      Seven-Year Guaranteed Interest Rate Option

The current restrictions on allocations for either tax-qualified or non-tax-qualified Contracts are:

MINIMUM ALLOCATION TO ANY SUBACCOUNT $10

MINIMUM ALLOCATION TO FIXED
ACCUMULATION ACCOUNT                 $10

MINIMUM ALLOCATION TO THREE-OR       $2,000
SEVEN-YEAR GUARANTEED INTEREST RATE
OPTION OR ANY OTHER FIXED ACCOUNT    No amounts may be allocated to any
GUARANTEED PERIOD OPTION WHICH       guarantee period option which would extend
MAYBE OFFERED                        beyond the Annuity Commencement Date.

ALLOCATIONSTO SEVEN-YEAR GUARANTEED  For Contracts issued after May 1, 2004 in
INTEREST RATE OPTION                 states where the Company has received
                                     regulatory approval, amounts may be
                                     allocated to the Seven-Year Guaranteed
                                     Interest Rate Option only during the first
                                     contract year.

ALLOCATION DURING RIGHT TO CANCEL
PERIOD No current restrictions, but the Company reserves the right to require that purchase payment(s) be allocated to the money market Subaccount or to the Fixed
                                     Accumulation Account option during the
                                     right to cancel period.

PRINCIPAL GUARANTEE PROGRAM

An Owner may elect to have the Company allocate a portion of a purchase payment to the Seven Year Guaranteed Interest Rate Option such that, at the end of the seven year guarantee period, that account will grow to an amount equal to the total purchase payment (so long as there are no surrenders or loans from the Contract). The Company determines the portion of the purchase payment that must be allocated to the Seven Year Guaranteed Interest Rate Option such that, based on the interest rate then in effect, that account will grow to equal the full amount of the purchase payment after seven years. The remainder of the purchase payment will be allocated according to the Owner's instructions. The minimum purchase payment eligible for the principal guarantee program is $5,000. The principal guarantee program is only available during the first contract year.

RENEWAL OF FIXED ACCOUNT GUARANTEED INTEREST RATE OPTIONS

An amount that is allocated or transferred to a Fixed Account guaranteed interest rate option will mature at the end of the guarantee period. When an amount matures, the Owner may elect to transfer it to any of the investment options then available under the Contract. Such an election must be made within the 30-day period ending on the date that the amount matures. If the Owner does not transfer the amount, then it will be applied to a new guarantee period under the same Fixed Account guaranteed interest rate option, if available to the Owner. The interest rate for the new guarantee period will be the then current rate for that option. If that option is not available, then the amount will be transferred to the Fixed Accumulation Account option. Such a transfer or renewal will be effective on the day after the amount matures.

TRANSFERS

If allowed by the Company, in our sole discretion, during the Accumulation Period, an Owner may transfer amounts among Subaccounts, among Fixed Account options, and/or between Subaccounts and Fixed Account options by written request once each Valuation Period.

The current restrictions on transfers for either tax-qualified or non-tax-qualified Contracts are:

MINIMUM TRANSFER TO ANY FIXED
ACCOUNT GUARANTEE PERIOD OPTION      $2,000
                                     No amounts may be transferred to a
                                     guarantee period option which would extend
                                     beyond the Annuity Commencement Date.

MAXIMUM TRANSFER FROM FIXED ACCOUNT  During any contract year, 20% of the Fixed
OPTION OTHER THAN FIXED ACCOUNT      Account option's value as of the most
GUARANTEED PERIOD OPTION WHICH IS    recent contract anniversary.
MATURING

TRANSFERS TO SEVEN-YEAR GUARANTEED   For contracts issued after May 1, 2004 in
INTEREST RATE OPTION                 states where the Company has received
                                     regulatory approval, amounts may be
                                     transferred to the Seven-Year Guaranteed
                                     Interest Rate Option only during the first
                                     contract year.

OTHER RESTRICTIONS ON TRANSFERS FROM      -     May not be made prior to first
FIXED ACCOUNT OPTIONS                           contract anniversary.
                                          -     Amounts transferred from Fixed
                                                Account options to Subaccounts
                                                may not be transferred back to
                                                Fixed Account options for a
                                                period of 6 months from the date
                                                of the original transfer.

A transfer is effective on the Valuation Date during which the Company receives the request for transfer, and will be processed at the Accumulation Unit Value for the end of the Valuation Period in which that Valuation Date occurs. The Company may, in its sole discretion, restrict or prohibit transfers to any Fixed Account option or any Subaccount from time to time on a nondiscriminatory basis.

AUTOMATIC TRANSFER PROGRAMS

During the Accumulation Period, the Company offers the automatic transfer services described below. To enroll in one of these programs, you will need to complete the appropriate authorization form, which you can obtain from the Company by calling 1-800-789-6771.

Currently, the transfer fee does not apply to dollar cost averaging, portfolio rebalancing, or interest sweep transfers, and transfers under these programs will not count toward the twelve transfers permitted under the Contract without a transfer fee. However, the Company reserves the right to impose a fee in such amount as the Company may then determine to be reasonable for participation in automatic transfer programs, as described in the Charges and Deductions section of this prospectus.

                                                                   MINIMUM ACCOUNT
          SERVICE                      DESCRIPTION                   REQUIREMENTS               LIMITATIONS/NOTES
          -------                      -----------                 ---------------              -----------------
DOLLAR COST AVERAGING           Automatic transfers from      Source of funds must be at   Dollar cost averaging
There are risks involved in     the money market Subaccount   least $10,000. Minimum       transfers may not be made
switching between investments   to any other Subaccount(s),   transfer is $500. When       to any of the Fixed Account
available under the Contract.   or from the Fixed             balance of source of funds   options, or to the money
Dollar cost averaging           Accumulation Account option   falls below $500, entire     market Subaccount. The
requires regular investments    to any Subaccount(s) other    balance will be allocated    dollar cost averaging
regardless of fluctuating       than the money market         according to dollar cost     transfers will take place
price levels and does not       Subaccount, on a monthly or   averaging instructions.      on the last Valuation Date
guarantee profits or prevent    quarterly basis.                                           of each calendar month or
losses in a declining market.                                                              quarter as requested by the
You should consider your                                                                   Owner.
financial ability to continue
dollar cost averaging
transfers through periods of
changing price levels.

                                                                   MINIMUM ACCOUNT
          SERVICE                      DESCRIPTION                   REQUIREMENTS               LIMITATIONS/NOTES
          -------                      -----------                 ---------------              -----------------
PORTFOLIO REBALANCING           Automatically transfer        Minimum Account Value of     Transfers will take place
                                amounts among the             $10,000.                     on the last Valuation Date
                                Subaccounts and the Fixed                                  of each calendar quarter.
                                Accumulation Account option                                Portfolio rebalancing will
                                to maintain the percentage                                 not be available if the
                                allocations selected by the                                dollar cost averaging
                                Owner.                                                     program or an interest
                                                                                           sweep from the Fixed
                                                                                           Accumulation Account option
                                                                                           is being utilized.

INTEREST SWEEP                  Automatic transfers of the    Balance of each Fixed        Interest sweep transfers
                                interest from any Fixed       Account option selected      will take place on the last
                                Account option(s) to any      must be at least $5,000.     Valuation Date of each
                                Subaccount(s).                Maximum transfer from each   calendar quarter.  Interest
                                                              Fixed Account option         sweep is not available from
                                                              selected is 20% of such      the Seven Year Guaranteed
                                                              Fixed Account Option's       Interest Rate Option if the
                                                              value per year. Amounts      Principal Guarantee Program
                                                              transferred under the        is selected.
                                                              interest sweep program
                                                              will reduce the 20%
                                                              maximum transfer amount
                                                              otherwise allowed.

TERMINATION OF AUTOMATIC TRANSFER PROGRAMS

The Owner may terminate any of the automatic transfer programs at any time, but must give the Company at least 30 days' notice to change any automatic transfer instructions that are already in place. Termination and change instructions will be accepted by U.S. or overnight mail, or by facsimile at 513-412-3766. The Company may terminate, suspend or modify any aspect of the automatic transfer programs described above without prior notice to Owners, as permitted by applicable law. Any such termination, suspension or modification will not affect automatic transfer programs already in place.

The Company may also impose an annual fee or increase the current annual fee, as applicable, for any of the foregoing automatic transfer programs in such amount(s) as the Company may then determine to be reasonable for participation in the program. The maximum amount of the annual fee that would be imposed for participating in each automatic transfer program is $30.

TELEPHONE, FACSIMILE OR INTERNET TRANSFERS

Currently, instead of placing a request in writing, an Owner may place a request for all or part of the Account Value to be transferred by telephone, facsimile or over the Internet. All transfers must be in accordance with the terms of the Contract. Transfer instructions are currently accepted once each Valuation Period by telephone at 1-800-789-6771, or via facsimile at 513-412-3766, or over the Internet through the Company's web site at www.annuityinvestors.com, between 9:30 a.m. and 4:00 p.m. Once instructions have been accepted, they may not be rescinded; however, new instructions may be given the following Valuation Period. Access to these alternate methods of placing transfer requests, particularly through the Company's web site, may be limited or unavailable during periods of peak demand, system upgrading and maintenance, or for other reasons. The Company may withdraw the right to make transfers by telephone, facsimile or over the Internet upon 10 days' written notice to affected Contract Owners.

The Company will not be liable for complying with transfer instructions that the Company reasonably believes to be genuine, or for any loss, damage, cost or expense in acting on such instructions. The Owner or person with the right to control payments will bear the risk of such loss. The Company will employ reasonable procedures to determine that telephone, facsimile or Internet instructions are genuine. If the Company does not employ such procedures, the Company may be liable for losses due to unauthorized or fraudulent instructions. These procedures may include, among others, tape recording telephone instructions or requiring use of a unique password or other identifying information.

Restrictions on Transfers; Disruptive Trading, Market Timing and Frequent Transfers

Neither the Contracts described in this prospectus nor the underlying Portfolios are designed to support active trading strategies that involve frequent movement between or among Subaccounts (sometimes referred to as "market-timing" or "short-term trading"). An Owner who intends to use an active trading strategy should consult his/her registered representative and request information on variable annuity contracts that offer underlying Portfolios designed specifically to support active trading strategies.


The Company discourages (and will take action to deter) short-term trading in the Contract because the frequent movement between or among Subaccounts may negatively impact other Contract Owners, Annuitants and beneficiaries. Short-term trading can result in:



      - the dilution of Accumulation Unit Values or Portfolio net asset values;



      - Portfolio advisors taking actions that negatively impact performance (keeping a larger portion of the Portfolio assets in cash or liquidating investments prematurely in order to support redemption requests); and/or



      - increased administrative costs due to frequent purchases and redemptions.



To help protect Contract Owners, Annuitants and beneficiaries from the negative impact of these practices, the Company has implemented several processes and/or restrictions aimed at eliminating the negative impact of active trading strategies. There is no guarantee the Company will be able to detect harmful trading practices, or, if it is detected, to prevent recurrence.



U.S. MAIL RESTRICTIONS

The Company monitors transfer activity in order to identify those who may be engaged in harmful trading practices. Transaction reports are produced and examined. Generally, a Contract may appear on these reports if the Contract Owner (or a third party acting on their behalf) engages in a certain number of "transfer events" in a given period. A "transfer event" is any transfer, or combination of transfers, occurring on a given trading day (Valuation Date). For example, if a Contract Owner executes multiple transfers involving 10 underlying Portfolios in one day, this counts as one transfer event. A single transfer occurring on a given trading day and involving only 2 underlying Portfolios (or one underlying Portfolio if the transfer is made to or from the Fixed Account options) will also count as one transfer event. A transfer event would not include a transfer made pursuant to one of the automatic transfer programs such as Dollar Cost Averaging, Portfolio Rebalancing and Interest Sweep.



As a result of this monitoring process, the Company may restrict the method of communication by which transfer requests will be accepted. In general, the Company will adhere to the following guidelines:



TRADING BEHAVIOR                 THE COMPANY'S RESPONSE
----------------                 ----------------------
6 or more  transfer  events in   The Company will mail a letter to the Contract Owner notifying them that:
one Contract year quarter        (1)      they have been identified as engaging in harmful trading practices; and
                                 (2)      if their transfer events exceed 12 in one Contract year, the Owner will be limited to submitting transfer requests via regular first-class U.S.mail
                                          (e.g., no overnight, priority or courier delivery allowed).
More than 12 transfer events     The Company will automatically limit the ContractOwner to submitting transfer
in one Contract year             requests via regular first-class U.S. mail.



On each Contract anniversary, the Company will start the monitoring anew, so that each Contract starts with 0 transfer events the first day of each new Contract year. See, however, the "Other Restrictions" provision below.



MANAGERS OF MULTIPLE CONTRACTS

Some investment advisors/representatives manage the assets of multiple Contracts pursuant to trading authority granted or conveyed by multiple Contract Owners. These multi-contract advisors will generally be required by the Company to submit all transfers requests via regular first-class U.S. Mail.



OTHER RESTRICTIONS

The Company reserves the right to refuse or limit transfer requests, or take any other action it deems necessary, in order to protect Contract Owners, Annuitants, and beneficiaries from the negative investment results that may result from short-term trading or other harmful investment practices employed by some Contract Owners (or third parties acting on their behalf). In particular, trading strategies designed to avoid or take advantage of the Company's monitoring procedures (and other measures aimed at curbing harmful trading practices) that are nevertheless determined by the Company to constitute harmful trading practices, may be restricted. The Company will consider the following factors:



      -     the dollar amount involved in the transfer event



      -     the total assets of the Portfolio involved in the transfer event;



      - the number of transfer events completed in the current Contract year quarter; or



      - whether the transfer event is part of a pattern of transfer events designed to take advantage of short-term market fluctuations or market efficiencies.



In addition, the Portfolios reserve the right, in their sole discretion and without prior notice, to reject, restrict or refuse purchase orders received from insurance company separate accounts that the Portfolios determine not to be in the best interest of their shareholders. The Company will apply such rejections, restrictions or refusals by the Portfolios uniformily and without exception.



The restrictions discussed above are designed to prevent harmful trading practices. If the Company determines its goal of curtailing harmful trading practices is not being fulfilled, we may amend or replace the procedures described above without prior notice. The Company will consider waiving the procedures described above for unanticipated financial emergencies.


SURRENDER AND WITHDRAWALS

An Owner may surrender a Contract in full or take withdrawals from a Contract during the Accumulation Period. A CDSC may apply on a surrender or withdrawal. The restrictions and charges on surrender and withdrawals are:

                                                      TAX-QUALIFIED                 NON-TAX-QUALIFIED
                                                      -------------                 -----------------
MINIMUM AMOUNT OF WITHDRAWAL                                                        $500
MINIMUM REMAINING SURRENDER VALUE AFTER WITHDRAWAL                                  $500
AMOUNT AVAILABLE FOR SURRENDER OR WITHDRAWAL          Account Value subject              Account Value
(valued as of end of Valuation Period in which        to tax law and retirements
request for surrender or withdrawal is received       plan restrictions on
by the Company)                                       surrender and withdrawals

TAX PENALTY FOR EARLY WITHDRAWAL                      When applicable, 10% of amount distributed
                                                      before age 59 1/2(25% for SIMPLE IRAs in the
                                                      first two years)
CONTRACT MAINTENANCE FEE ON SURRENDER                 $30 (no CDSC applies to fee)
ONTINGENT DEFERRED SALES CHARGE ("CDSC")              Up to 7% of purchase payments
ORDER OF WITHDRAWAL FOR PURPOSES OF CDSC              Firstfrom purchase payments on "first-in,
(order may be different for tax purposes)             first-out" basis (CDSC may apply) and
                                                      then from accumulated earnings (no CDSC
                                                      applies)

*The right to make withdrawals or surrender may be restricted if the Contract is issued with a tax sheltered annuity endorsement or an employer plan endorsement.

A surrender will terminate the Contract. Withdrawals are taken proportionally from all Subaccounts and Fixed Account options in which the Contract is invested on the date the Company receives the withdrawal request, unless the Owner requests that the withdrawal be taken from a specific investment option. A surrender or withdrawal is effective on the Valuation Date during which the Company receives the request for surrender or withdrawal, and will be processed at the Accumulation Unit Value for the end of the Valuation Period in which that Valuation Date occurs. Payment of the amount surrendered or withdrawn may be delayed if the amount was paid to the Company by a check that has not yet cleared. Payment of the amount surrendered or withdrawn from a Fixed Account option may be delayed for up to six months after receipt of the request for surrender or withdrawal as allowed by state law. Payment of the amount surrendered or withdrawn from the Subaccounts may be delayed during any period the New York Stock Exchange is closed or trading is restricted, or when the SEC either: (1) determines that there is an emergency which prevents valuation or disposal of securities held in the Separate Account; or (2) permits a delay in payment for the protection of security holders.

FREE WITHDRAWAL PRIVILEGE

The Company will waive the CDSC on withdrawals of 15% or less of all purchase payments received that have not been previously withdrawn and that would otherwise still be subject to a CDSC. No Free Withdrawal Privilege is available on surrender of a Contract. The Company reserves the right to reduce the Account Value by the amount of any CDSC waived on any withdrawal(s) taken within the six months preceding a request for a surrender. This is in addition to any other applicable deductions.

If the Free Withdrawal Privilege is not exercised during a contract year, it does not carry over to the next contract year.

LONG-TERM CARE WAIVER RIDER

If a Contract is modified by the Long-Term Care Waiver Rider, a surrender or withdrawals may be made free of any CDSC if the Owner has been confined in a qualifying licensed hospital or long-term care facility for at least 90 days beginning on or after the first contract anniversary. There is no charge for this rider, but it may not be available in all states.

SYSTEMATIC WITHDRAWAL

During the Accumulation Period, an Owner may elect to automatically withdraw money from the Contract. The Account Value must be at least $10,000 in order to make a systematic withdrawal election. The minimum monthly amount that can be withdrawn is $100. Systematic withdrawals will be subject to the CDSC to the extent the amount withdrawn exceeds the free withdrawal privilege. The Owner may begin or discontinue systematic withdrawals at any time by request to the Company, but at least 30 days' notice must be given to make a change to any systematic withdrawal instructions that are currently in place. The Company reserves the right to discontinue offering systematic withdrawals at any time. Currently, the Company does not charge a fee for systematic withdrawal services. However, the Company reserves the right to impose an annual fee in such amount as the Company may then determine to be reasonable for participation in the systematic withdrawal program. If imposed, the fee will not exceed $30 annually.

Before electing a systematic withdrawal program, you should consult with a tax advisor. Systematic withdrawal is similar to annuitization, but will result in different taxation of payments and potentially different amount of total payments over the life of the Contract than if annuitization were elected.

CONTRACT LOANS

The Company may make loans to Owners of a Contract that is issued with a tax sheltered annuity endorsement or a governmental 457 plan endorsement, as allowed under tax law. Any such loans (including unpaid interest thereon) will be secured with an interest in the Contract. Loans may be taken only from the Fixed Accumulation Account. An amount equal to 110% of the loan requested must be in the Fixed Accumulation Account prior to taking the loan. If the Fixed Accumulation Account is insufficient, the collateral for the loan will be moved from the Subaccounts you designate to the Fixed Accumulation Account and earn a fixed rate of interest applicable to loan collateral. If you do not designate any Subaccounts, the collateral for the loan will be moved from all the Subaccounts on a pro rata basis to the Fixed Accumulation Account. Loan amounts and repayment requirements are subject to provisions of the Internal Revenue Code, and default on a loan will result in a taxable event. You should consult a tax advisor prior to exercising loan privileges. If loans are available under a Contract, loan provisions are described in the loan endorsement to the Contract.

A loan, whether or not repaid, will have a permanent effect on the Account Value of a Contract because the collateral cannot be allocated to the Subaccounts or a Fixed Account guaranteed interest rate option. The longer the loan is outstanding, the greater the effect is likely to be. The effect could be favorable or unfavorable. If the investment results are greater than the rate being credited on collateral while the loan is outstanding, the Account Value will not increase as rapidly as it would if no loan were outstanding. If investment results are below that rate, the Account Value will be higher than it would have been if no loan had been outstanding.

TERMINATION

The Company reserves the right to terminate any Contract at any time during the Accumulation Period if the Surrender Value is less than $500. In that case, the Contract will be involuntarily surrendered and the Company will pay the Owner the amount that would be due the Owner on a surrender.

                             BENEFIT PAYMENT PERIOD

ANNUITY BENEFIT

An Owner may designate the Annuity Commencement Date and may change the date up to 30 days before annuity payments are scheduled to begin. If annuity payments begin, such payments will be in lieu of all other benefits under the Contract.

For non-tax qualified Contracts, unless the Company agrees otherwise, the Annuity Commencement Date cannot be later than the contract anniversary following the eighty-fifth (85th) birthday of the oldest Owner, or five years after the effective date of the Contract, whichever is later. For tax-qualified Contracts, unless the Company agrees otherwise, the Annuity Commencement Date cannot be later than the contract anniversary following the Owner's seventieth
(70th) birthday.

The amount applied to a settlement option to provide annuity payments generally will be the Account Value (less any outstanding loans) as of the end of the Valuation Period immediately preceding the Annuity Commencement Date.

The Owner generally may select any form of settlement option currently available. The standard forms of settlement options are described in the Settlement Options section of this prospectus.

If the Owner has not previously made an election as to the form of settlement option, the Company will contact the Owner to ascertain the form of settlement option to be paid. Available options include fixed dollar payments, variable dollar payments, or a combination of variable and fixed dollar payments. If the Owner does not select a settlement option, the Company will apply the Account Value pro rata to a combination variable and fixed dollar payments for the life of the Annuitant with 10 years of payments assured, as described in the Settlement Options section of this prospectus.

DEATH BENEFIT

A death benefit will be paid under a Contract if an Owner dies during the Accumulation Period. If a surviving spouse becomes the Successor Owner of the Contract, the death benefit will be paid following the death of the Successor Owner if he or she dies during the Accumulation Period. If a death benefit is paid, it will be in lieu of any other benefits under the Contract.

The death benefit will be allocated among the Subaccounts and Fixed Account options. This allocation will occur as of the Death Benefit Valuation Date. It will be made in the same proportion as the value of each option bears to the total Account Value immediately before that date.

Any applicable premium tax or other taxes not previously deducted, and any outstanding loans will be deducted from the death benefit amounts described below.

Death Benefit payments shall be made to the Beneficiary as payee. The Beneficiary will be the person on whose life any Death Benefit payments under a settlement option are based. Any payments that remain after the death of the Beneficiary would be paid to a contingent payee designated in a settlement option election made by the Owner, or if none then to a contingent payee designated by the Beneficiary, or if none then to the estate of the last payee.

Non-tax-qualified contracts also allow a Beneficiary that is a non-natural person to elect instead to have Death Benefit payments made to a payee to whom the Beneficiary is obligated to make corresponding payments of a death benefit. In that case, payments under a life option would be based on the life of the person to whom the Beneficiary is obligated, and any payments that remain after the death of a payee or contingent payee would revert to the Beneficiary.

The death benefit may be paid in a lump sum, or in any form of settlement option then available. The standard forms of settlement options are described in the Settlement Options section of this prospectus. An Owner may elect the form of payment of the death benefit at any time before his or her death. If the Owner does not make an election as to the form of death benefit, the Beneficiary may make an election within one year after the Owner's death. If no election as to form of settlement option is made, the Company will apply the death benefit pro rata to a combination of variable and fixed dollar payments for a fixed period of four years.

DEATH BENEFIT AMOUNT

The determination of the Death Benefit Amount depends on the form of Contract in effect in your state of residence when the Contract was issued. For example, in 2003, the Company sought approval from the various states for a Contract and/or endorsement with revised provisions concerning the determination of the Death Benefit Amount (the "2003 Death Benefit Endorsement"). Please contact the Company if you have questions as to how to determine the Death Benefit Amount under your Contract.

DEATH BENEFIT AMOUNT (VERSION 1)

This Version 1 of the Death Benefit Amount applies to:
      1) all Contracts issued in any state after May 1, 2004 (except for Massachusetts until the 2003 Death Benefit Endorsement is approved in that state); and
      2) all Contracts issued prior to May 1, 2004 but after the 2003 Death Benefit Endorsement was approved in the state where the Contract was issued.

The Death Benefit Amount will equal the greatest of:

      1)    the Account Value on the Death Benefit Valuation Date; or
      2)    the total purchase payments, reduced proportionally for withdrawals;
            or
      3) the lesser of (a) the largest Account Value on any Contract anniversary before the Death Benefit Valuation Date and prior to any Owner's 65th birthday, reduced proportionally for withdrawals taken after such value was reached, or (b) 200% of the total purchase payments, reduced proportionally for withdrawals.

The reduction for withdrawals will be in the same proportion that the Account Value was reduced on the date of the withdrawal.

DEATH BENEFIT AMOUNT (VERSION 2)

This Version 2 of the Death Benefit Amount applies to all Contracts issued in any state before the 2003 Death Benefit Endorsement was approved in the state where the Contract was issued.

The Death Benefit Amount will equal the greatest of:

      1)    the Account Value on the Death Benefit Valuation Date; or
      2)    the total purchase payments, reduced proportionally for withdrawals;
            or
      3) the largest Account Value on any Contract Anniversary before the Death Benefit Valuation Date and prior to any owner's 80th birthday, reduced proportionally for subsequent withdrawals.

The reduction for withdrawals will be in the same proportion that the Account Value was reduced on the date of the withdrawal.

STEP UP IN VALUE FOR SUCCESSOR OWNER

If your spouse becomes the Successor Owner of the Contract, the Account Value of the contract will be increased, as of the date that would have been the Death Benefit Valuation Date, to equal the amount of the death benefit which would have been payable if your spouse had not become the Successor Owner of the Contract. If the Account Value is increased under this provision, the Company will deposit the amount of the increase into the Fixed Accumulation Account Option.

If the death benefit which would have been payable is equal to the Account Value as of the date that would have been the Death Benefit Valuation Date, there will be no change in the Account Value of the Contract.

For purposes of determining the date that would have been the Death Benefit Valuation Date, the election to become Successor Owner will be deemed to be instructions as to the form of death benefit. Therefore, the date that would have been the Death Benefit Valuation Date will be the later of the date we receive Due Proof of Death of the Owner, or the date we receive a Successor Owner election, but never later than one year after the date of death of the Owner.

If your spouse becomes the Successor Owner of the Contract, any Contingent Deferred Sales Charge which would otherwise apply on surrender will be waived, except that if any additional purchase payments are paid by the Successor Owner, Contingent Deferred Sales Charges will apply as described in this Contract, to those additional purchase payments only.

PAYMENT OF BENEFITS

When a Contract is annuitized, or when a death benefit is applied to a settlement option, the Account Value or the death benefit, as the case may be, is surrendered to the Company in exchange for a promise to pay a stream of benefit payments for the duration of the settlement option selected. Benefit payments generally may be calculated and paid: (1) as variable dollar payments;
(2) as fixed dollar payments; or (3) as a combination of both. The stream of payments, whether variable dollar or fixed dollar, is an obligation of the Company's general account. However, only the amount of fixed dollar payments is guaranteed by the Company. The Owner (or Payee) bears the risk that any variable dollar payment may be less than the variable dollar base payment, or that it may decline to zero, if Benefit Unit Values for that payment decrease sufficiently. Transfers between variable dollar payments and fixed dollar payments are not permitted, but transfers of Benefit Units among Subaccounts are permitted once each 12 months after variable dollar payments have been paid for at least 12 months. The formulas for transferring Benefit Units among Subaccounts during the Benefit Payment Period are set forth in the Statement of Additional Information.

SETTLEMENT OPTIONS

The Company will make periodic payments in any form of settlement option that is acceptable to it at the time of an election. The standard forms of settlement options are described below. Payments under any settlement option may be in monthly, quarterly, semi-annual or annual payment intervals. If the amount of any regular payment under the form of settlement option elected would be less than $50, an alternative form of settlement option will have to be elected. The Company, in its discretion, may require benefit payments to be made by direct deposit or wire transfer to the account of a designated Payee.

The Company may modify minimum amounts, payment intervals and other terms and conditions at any time without prior notice to Owners. If the Company changes the minimum amounts, the Company may change any current or future payment amounts and/or payment intervals to conform with the change. More than one settlement option may be elected if the requirements for each settlement option elected are satisfied. Once payment begins under a settlement option that is contingent on the life of a specified person or persons, the settlement option may not be changed or commuted (i.e., redeemed at present value). Other settlement options may be commuted as described in the Commuted Values section of this prospectus.

The dollar amount of benefit payments will vary with the frequency of the payment interval and the duration of the payments. Generally, each payment in a stream of payments will be lesser in amount as the frequency of payments increases, or as the length of the payment period increases, because more payments will be paid. For life contingent settlement options, each payment in the stream of payments will generally be lesser in amount as the life expectancy of the Annuitant or Beneficiary increases because more payments are expected to be paid.

INCOME FOR A FIXED PERIOD: The Company will make periodic payments for a fixed period of 5 to 30 years. (Payment intervals of 1 to 4 years are available for death benefit settlement options only.)

LIFE ANNUITY WITH PAYMENTS FOR A FIXED PERIOD: The Company will make periodic payments for a specified fixed period, or until the death of the person on whose life benefit payments are based if he or she lives longer than the fixed period.

JOINT AND ONE-HALF SURVIVOR ANNUITY: The Company will make periodic payments until the death of the primary person on whose life benefit payments are based; thereafter, the Company will make one-half of the periodic payment until the death of the secondary person on whose life benefit payments are based.

INCOME FOR A FIXED PERIOD, NOT TO EXCEED LIFE EXPECTANCY: The Company will make periodic payments for a fixed period equal to the life expectancy of the person on whose life benefit payments are based, as determined under life expectancy tables adopted by the Health Care Financing Administration. If this option is elected, the Contract is irrevocable and has no value that can be assigned, surrendered, loaned, commuted or withdrawn. The first payment will be paid as of the last day of the initial payment interval.

CALCULATION OF FIXED DOLLAR PAYMENTS

Fixed dollar benefit payments are determined by multiplying the amount applied to the fixed dollar benefit (expressed in thousands of dollars and after deduction of any fees and charges, loans, applicable premium taxes or any other applicable amounts) by the amount of the payment per $1,000 of value which the Company is currently paying for settlement options of that type. This amount is then reduced by a pro rata portion of the contract maintenance fee. This reduction is equal to the amount of the fee divided by the number of benefit payments to be made over a 12-month period. Fixed dollar benefit payments will remain level for the duration of the Benefit Payment Period.

For Contracts issued after May 1, 2004 in states where the Company has received regulatory approval, the Company generally guarantees minimum benefit payment factors based on annuity 2000 mortality tables for blended lives (60% female/40% male) with interest at 1% per year, compounded annually. For other tax-qualified Contracts the Company uses 1983 annuity mortality tables for blended lives (60% female/40% male) with interest at 2% per year, compounded annually. For other non-tax-qualified Contracts, the Company uses 1983 annuity mortality tables for male and female lives with interest at 2% per year, compounded annually. Where required by state law, the Company uses blended tables for all Contracts. The minimum monthly payments per $1,000 of value for the Company's standard settlement options are set forth in tables in the Contracts. Upon request, the Company will provide information about minimum monthly payments for ages or fixed periods not shown in the settlement option tables.

CALCULATION OF VARIABLE DOLLAR PAYMENTS

The variable dollar base payment is the amount it would be if it were a fixed dollar payment calculated at the Company's minimum guaranteed settlement option factors.

The amount of each variable dollar payment will reflect the investment performance of the Subaccount(s) selected and may vary from payment to payment. For example, because the base payment includes a fixed rate of interest, payments will be less than the base payment if the net investment performance of the applicable Subaccounts is less than that rate of interest. Payments will be more than the base payment if the net investment performance of the applicable Subaccount(s) is greater than that rate of interest.

The amount of each payment is the sum of the payment due for each Subaccount selected. The payment due for a Subaccount equals the shares for that Subaccount, which are the Benefit Units, times their value, which is the Benefit Unit Value for that Subaccount, as of the end of the fifth Valuation Period preceding the due date of the payment.

Each variable dollar payment is reduced by a pro rata portion of the contract maintenance fee. This reduction is equal to the amount of the fee divided by the number of benefit payments to be made over a 12-month period.

The number of Benefit Units for each Subaccount selected is determined by allocating the amount of the variable dollar base payment among the Subaccount(s) selected in the percentages indicated by the Owner (or Payee). The dollar amount allocated to a Subaccount is divided by the Benefit Unit Value for that Subaccount as of the first day of the Benefit Payment Period. The result is the number of Benefit Units that the Company will pay for that Subaccount at each payment interval. The number of Benefit Units for each Subaccount remains fixed during the Benefit Payment Period, except as a result of any transfers among Subaccounts or as provided under the settlement option elected. An explanation of how Benefit Unit Values are calculated is included in the Glossary of Financial Terms of this prospectus.

COMMUTED VALUES

After receiving benefits under a Contract for at least 5 years, the person entitled to payments may elect to receive a lump-sum commuted value of the remaining benefit payments. The commuted value is less than the sum of payments not made because those payments include interest. The commuted value at any time is an amount equal to the payments not yet made under the settlement option less interest from the date of each payment not yet made. The interest rate used to calculate the commuted value of payments may not be the same interest rate originally used to establish the payments under the settlement option. The Company will, upon request, provide information on the then current commuted value, if any, of any non-life contingent settlement option elected.

Payments contingent on life may not be commuted. A Beneficiary may not commute payments under a settlement option elected by the Owner.

                               FEDERAL TAX MATTERS

This section provides a general description of federal income tax considerations relating to the Contracts. The purchase, holding and transfer of a Contract may have federal estate and gift tax consequences in addition to income tax consequences. Estate and gift taxation is not discussed in this prospectus or in the Statement of Additional Information. State taxation will vary depending on the state in which you reside, and is not discussed in this prospectus or in the Statement of Additional Information.

The tax information provided in the prospectus and Statement of Additional Information should not be used as tax advice. Federal income tax laws are subject to interpretation by the IRS and are subject to change. You should consult a competent tax advisor to discuss how current tax laws affect your particular situation.

TAX DEFERRAL ON ANNUITIES

Internal Revenue Code ("IRC") Section 72 governs taxation of annuities in general. The income earned on a Contract is generally not included in income until it is withdrawn from the Contract. In other words, a Contract is a tax-deferred investment. The Contracts must meet certain requirements in order to qualify for tax-deferred treatment under IRC Section 72. These requirements are discussed in the Statement of Additional Information. In addition, tax deferral is not available for a Contract when the Owner is not a natural person unless the Contract is part of a tax-qualified retirement plan or the Owner is a mere agent for a natural person. For a nonqualified deferred compensation plan, this rule means that the employer as Owner of the Contract will generally be taxed currently on any increase in the Account Value, although the plan itself may provide a tax deferral to the participating employee. For a group nonqualified Contract where the Owner has no rights over the separate interests, this rule is applied to each participant who is not a natural person.

TAX-QUALIFIED RETIREMENT PLANS

Annuities may also qualify for tax-deferred treatment, or serve as a funding vehicle, under tax-qualified retirement plans that are governed by other IRC provisions. These provisions include IRC 403(b) (tax-sheltered annuities), 408 and 408A (individual retirement annuities), and 457(g) (governmental deferred compensation plans). Tax-deferral is generally also available under these tax-qualified retirement plans through the use of a trust or custodial account without the use of an annuity.

The tax law rules governing tax-qualified retirement plans and the treatment of amounts held and distributed under such plans are complex. If the Contract is to be used in connection with a tax sheltered annuity ("TSA"), individual retirement annuities ("IRAs") or governmental 457 plan, you should seek competent legal and tax advice regarding the suitability of the Contract for the situation involved and the requirements governing the distribution of benefits.

Contributions to a tax-qualified Contract are typically made with pre-tax dollars, while contributions to a non-tax-qualified Contract are typically made from after-tax dollars, though there are exceptions in either case. Tax-qualified Contracts may also be subject to restrictions on withdrawals that do not apply to non-tax-qualified Contracts. These restrictions may be imposed to meet the requirements of the IRC or of an employer plan. Following is a brief description of the types of tax-qualified retirement plans for which the Contracts are available.

INDIVIDUAL RETIREMENT ANNUITIES

IRC Sections 219 and 408 permit individuals or their employers to contribute to an individual retirement arrangement known as an "Individual Retirement Annuity" or "IRA". Under applicable limitations, an individual may claim a tax deduction for certain contributions to an IRA. Contributions made to an IRA for an employee under a Simplified Employee Pension (SEP) Plan or Savings Incentive Match Plan for Employees (SIMPLE) established by an employer are not includable in the gross income of the employee until he employee receives distributions from the IRA. Distributions from an IRA are taxable to the extent that they represent contributions for which a tax deduction was claimed, contributions made under a SEP plan or SIMPLE, or income earned on the Contract.

ROTH IRAS

IRC Section 408A permits certain individuals to contribute to a Roth IRA. Contributions to a Roth IRA are not tax deductible. Tax-free distributions may be made after five years once the Owner attains age 59 1/2, becomes disabled or dies, or for qualified first-time homebuyer expenses.

TAX-SHELTERED ANNUITIES

IRC 403(b) of the Code permits contributions to a "tax-sheltered annuity" or "TSA" for the employees of public schools and certain charitable, religious, educational and scientific organizations described in IRC Section 501(c)(3). TSA contributions and Contract earnings are generally not included in the gross income of the employee until the employee receives distributions from the TSA. Amounts attributable to contributions made under a salary reduction agreement cannot be distributed until the employee attains age 59 1/2, separates from service, becomes disabled, incurs a hardship or dies. The Contracts may be modified if necessary to comply with any restrictions under the Texas ORP, or any other retirement plan under which the Contract was purchased.

TEXAS OPTIONAL RETIREMENT PROGRAM

The Texas Optional Retirement Program ("ORP") provides for the purchase of IRC
Section 403(b) Tax-Sheltered Annuities with fixed employer and employee contributions. Section 830.105 of the Texas Government Code provides that amounts attributable to such contributions cannot be distributed until the employee terminates employment from all Texas public institutions of higher education, retires, attains age 70 1/2, or dies. Section 830.205 of the Texas Government Code provides that amounts attributable to employer contributions vest after one year of participation. Accordingly, distributions require written certification from the employer of the employee's vesting status and, if the employee is living and under age 70 1/2, the employee's retirement or other termination from employment. The Contracts may be modified as necessary to meet the requirements for inclusion as an investment option in the Texas ORP or other retirement program.

SUMMARY OF INCOME TAX RULES

The following chart summarizes the basic income tax rules governing tax-qualified and non-tax-qualified Contracts. This information should not be used as tax advice. A competent tax advisor should be consulted to discuss an Owner's particular situation.

                                 TAX-QUALIFIED PLANS
                          NONQUALIFIED DEFERRED COMPENSATION PLANS               BASIC NON-TAX-QUALIFIED CONTRACTS
                          ----------------------------------------               ---------------------------------
PLAN TYPES           -        IRC  section 401 (Pension  and Profit Sharing)     -      IRC section 72 only
                     -        IRC  section   403(b)   (Tax-Sheltered Annuities)
                     -        IRS section 408 (IRA, SEP, SIMPLE IRA)
                     -        IRS section 408A (Roth IRA)
                     -        IRS section 457
                     -        Nonqualified Deferred Compensation
WHO MAY PURCHASE     Natural person, employer, or employer plan.                 Anyone.  Non-natural person may purchase but
A CONTRACT           Nonqualified deferred compensation plans will               will generally lose tax-deferred status.
                     generally lose tax-deferred status of Contract
                     itself.
TAXATION OF          If there is an after-tax "investment in the Account Value   Account Value in excess of "investment in the
SURRENDERS           in excess of "investment in the contract," a pro rata       contract" is included in taxable income. Generally,
                     portion of the amount contract" is included in taxable      the "investment in the contract" will equal the sum
                     income. surrendered is taxable income based on the          of all purchase payments less prior non-taxable
                     Generally, the "investment in the contract" ratio of        withdrawals. Surrenders are deemed to come from
                     "investment in the contract" to will equal the sum of all   earnings first, and "investments in the contract"
                     purchase payments Account Value. Usually, 100% of           last.
                     distributions less prior non-taxable withdrawals. from a
                     qualified plan must be included in Surrenders are deemed    For a Contract purchased as part of an IRC Section
                     to come from earnings taxable income because there were     1035 exchange which includes contributions made
                     no after-tax first, and "investments in the contract"       before August 14, 1982 ("pre-TEFRA contributions")
                     contributions and therefore no "investment in last. the     partial withdrawals are not taxable until thepre-
                     contract." Qualified distributions from section 408A Roth   TEFRA contributions have been returned.
                     IRA may be completely tax free.

                     Surrenders prior to age 59 1/2 may be subject to 10% tax penalty.

                     Surrenders from tax-qualified Contracts may be restricted   The taxable portion of any surrender prior to age
                     to meet requirements of the Internal Revenue Code or the    59 1/2 may be subject to a 10% tax penalty.
                     terms of a retirement plan.
TAXATION OF BENEFIT  For fixed dollar payments, a percentage of each payment is tax free equal to the
PAYMENTS (ANNUITY    ratio of after-tax "investment in the contract" (if any) to the total expected
BENEFIT PAYMENTS     payments, and the balance is included in taxable income. For variable dollar
OR DEATH BENEFIT     payments, a specific dollar amountof each payment is tax free, as predetermined
PAYMENTS)            by a pro rata formula, rather than a percentage of each payment. In either case, once the after-tax "investment in the contract" has been recovered, the full amount of each benefit payment is included in taxable income. Qualified distributions from a Section 408A Roth IRA made five years or more after the first Roth IRA contribution may be completely tax free. The taxable portion of any payments received before age 59 1/2 may be subject to a 10% tax penalty (25%
                     for a SIMPLE IRA within the first two years of participation). Tax penalties do not apply to any payments after the death of the Owner.

TAXATION OF LUMP     Taxed to recipient generally in same manner as full surrender. Tax
SUM DEATH BENEFIT    penalties do not apply to death benefit distributions.
PAYMENT

ASSIGNMENT OF        Assignment and transfer of Ownership generally              Generally, deferred earnings become taxable
CONTRACT/            not permitted.                                              to transferor at time of transfer and
TRANSFER OF                                                                      transferee  receives an "investment in the
OWNERSHIP                                                                        contract" equal to the Account Value at that
                                                                                 time.  Gift tax consequences are not
                                                                                 discussed herein.

WITHHOLDING          Eligible rollover distributions from tax sheltered          Generally, Payee may elect to have taxes
                     annuity or governmental 457 plan Contracts subject          withheld or not.
                     to 20% mandatory withholding on taxable portion
                     unless direct rollover. Nonqualified deferred
                     compensation plan benefits subject to wage
                     withholding. For all other payments, Payee may
                     elect to have taxes withheld or not.

                           GLOSSARY OF FINANCIAL TERMS

The following financial terms explain how the variable portion of the Contracts is valued. Read these terms in conjunction with the Definitions section of this prospectus.

ACCUMULATION UNIT VALUE: The initial Accumulation Unit Value for each Subaccount other than the money market Subaccount was set at $10. The initial Accumulation Unit Value for the money market Subaccount was set at $1. The initial Accumulation Unit Value for a Subaccount was established at the inception date of the Separate Account, or on the date the Subaccount was established, if later. The Company establishes distinct Accumulation Unit Values for Contracts with different Separate Account fee structures, as described in the Expense Tables.

After the initial Accumulation Unit Value is established, the Accumulation Unit Value for a Subaccount at the end of each Valuation Period is the Accumulation Unit Value at the end of the previous Valuation Period multiplied by the Net Investment Factor for that Subaccount for the current Valuation Period.

A Net Investment Factor of 1 produces no change in the Accumulation Unit Value for that Valuation Period. A Net Investment Factor of more than 1 or less than 1 produces an increase or a decrease, respectively, in the Accumulation Unit Value for that Valuation Period. The Accumulation Unit Value will vary to reflect the investment experience of the applicable Funds.

BENEFIT UNIT VALUE: The initial Benefit Unit Value for a Subaccount will be set equal to the Accumulation Unit Value for that Subaccount at the end of the first Valuation Period in which a variable dollar benefit is established by the Company. The Company will establish distinct Benefit Unit Values for Contracts with different Separate Account fee structures, as described in the Expense Tables.

The Benefit Unit Value for a Subaccount at the end of each Valuation Period after the first is the Benefit Unit Value at the end of the previous Valuation Period multiplied by the Net Investment Factor for that Subaccount for the current Valuation Period, and multiplied by a daily investment factor for each day in the Valuation Period. The daily investment factor reduces the previous Benefit Unit Value by the daily amount of the assumed interest rate which is already incorporated in the calculation of variable dollar payments.

NET INVESTMENT FACTOR: The Net Investment Factor for any Subaccount for any Valuation Period is determined by dividing NAV2 by NAV1 and subtracting a factor representing the mortality and expense risk charge and the administration charge (as well as the charges for any optional riders or endorsements) deducted from the Subaccount during that Valuation Period, where:

NAV1 is equal to the Net Asset Value for the Portfolio for the preceding Valuation Period; and

NAV2 is equal to the Net Asset Value for the Portfolio for the current Valuation Period plus the per share amount of any dividend or net capital gain distributions made by the Portfolio during the current Valuation Period, and plus or minus a per share charge or credit if the Company adjusts its tax reserves due to investment operations of the Subaccount or changes in tax law.

In other words, the Net Investment Factor represents the percentage change in the total value of assets invested by the Separate Account in a Portfolio. That percentage is then applied to Accumulation Unit Values and Benefit Unit Values as described in the discussion of those terms in this section of the prospectus.

                           THE REGISTRATION STATEMENT

The Company filed a Registration Statement with the SEC under the Securities Act of 1933 relating to the Contracts offered by this prospectus. This prospectus was filed as a part of the Registration Statement, but it does not constitute the complete Registration Statement. The Registration Statement contains further information relating to the Company and the Contracts. Statements in this prospectus discussing the content of the Contracts and other legal instruments are summaries. The actual documents are filed as exhibits to the Registration Statement. For a complete statement of the terms of the Contracts or any other legal document, refer to the appropriate exhibit to the Registration Statement. The Registration Statement and the exhibits thereto may be inspected and copied at the office of the SEC, located at 450 Fifth Street, N.W., Washington, D.C., and may also be accessed at the SEC's web site http://www.sec.gov. The registration number for the Registration Statement is 333-88300.

                          OTHER INFORMATION AND NOTICES

HOUSEHOLDING - REVOCATION OF CONSENT

Owners at a shared address who have consented to receive only one copy of each prospectus, annual report, or other required document per household ("householding") may revoke their consent at any time, and may receive separate documents, by contacting the Company at 1-800-789-6771.

Owners who are currently receiving multiple copies of required documents may contact the Company at 1-800-789-6771 for additional information about householding.

ELECTRONIC DELIVERY OF REQUIRED DOCUMENTS

Owners who wish to receive prospectuses, SAIs, annual reports, and other required documents only in electronic form must give their consent. Consent may be revoked at any time. Please contact the Company at 1-800-789-6771 for additional information about electronic delivery of documents.

LEGAL PROCEEDINGS

The Company and GAA are involved in various kinds of routine litigation which, in management's judgment, are not of material importance to their assets or the Separate Account. There are no pending legal proceedings against the Separate Account.

                       STATEMENT OF ADDITIONAL INFORMATION

A Statement of Additional Information containing more details concerning the subjects discussed in this prospectus is available. The following is the table of contents for the Statement of Additional Information:


                                                          Page
      ANNUITY INVESTORS LIFE INSURANCE COMPANY(R)          3

           General Information and History                 3

           State Regulations                               3

      SERVICES                                             3

           Safekeeping of Separate Account Assets          3

           Records and Reports                             3

           Experts                                         3

      DISTRIBUTION OF THE CONTRACTS                        4

      CALCULATION OF PERFORMANCE INFORMATION               4

           Money Market Subaccount Standardized
           Yield Calculation                               4

           Average Annual Total Return Calculation         5

           Cumulative Total Return Calculation             7

           Standardized Average Annual Return Data         8

           Non-Standardized Average Annual Return Data    12

           Other Performance Measures                     16

      BENEFIT UNITS - TRANSFER FORMULAS                   17

      FEDERAL TAX MATTERS                                 18

           Taxation of Separate Account Income            18

           Tax Deferral on Non-Qualified Contracts        19

      FINANCIAL STATEMENTS                                19



      Copies of the Statement of Additional Information dated May 1, 2005 are available without charge. To request a copy, please clip this coupon on the dotted line below, enter your name and address in the spaces provided, and mail to: Annuity Investors Life Insurance Company, P.O. Box 5423, Cincinnati, Ohio 45201-5423. You may also call the Company at 1-800-789-6771, or visit us at our web site www.annuityinvestors.com to request a copy.
     -------------------------------------------------------------------------
     Name:
     -------------------------------------------------------------------------
     Address:
     -------------------------------------------------------------------------
     City:
     -------------------------------------------------------------------------
     State:
     -------------------------------------------------------------------------
     Zip:
     -------------------------------------------------------------------------


2005 Commodore Helmsman

                   ANNUITY INVESTORS LIFE INSURANCE COMPANY(R)
                     ANNUITY INVESTORS(R) VARIABLE ACCOUNT C


                            THE COMMODORE HELMSMAN(R)
                  INDIVIDUAL FLEXIBLE PREMIUM DEFERRED ANNUITY
                    SUPPLEMENTAL PROSPECTUS DATED MAY 1, 2005



Annuity Investors Life Insurance Company ("the Company") is providing you with this Supplemental Prospectus that supplements and should be read with the prospectus ("Contract Prospectus") dated May 1, 2005, for The Commodore Helmsman(R) Variable Annuity (the "Contract"). The Contract Prospectus contains details regarding your Contract. Please read the Contract Prospectus and this Supplemental Prospectus carefully and keep them for future reference. Unless otherwise indicated, terms used in this Supplemental Prospectus have the same meaning as in the Contract Prospectus.


THIS SUPPLEMENTAL PROSPECTUS PROVIDES INFORMATION YOU SHOULD KNOW REGARDING THE DEATH BENEFIT, OPTIONAL GUARANTEED MINIMUM INCOME BENEFIT RIDER, OPTIONAL ENHANCED DEATH BENEFIT RIDER OR OPTIONAL EARNINGS ENHANCEMENT BENEFIT RIDER IF YOU WERE A CONTRACT OWNER PRIOR TO MAY 1, 2003.


The Statement of Additional Information ("SAI") dated May 1, 2005, contains more information about the Company, the Separate Account and the Contracts, including the Subaccounts. The Company filed the SAI with the Securities and Exchange Commission (SEC) and it is legally part of the Contract Prospectus and this Supplemental Prospectus. The table of contents for the SAI is located on the last page of the Contract Prospectus. For a free copy, complete and return the form on the last page of the Contract Prospectus, or call the Company at 1-800-789-6771. You may also access the SAI and the other documents filed with the SEC about the Company, the Separate Account and the Contracts at the SEC's website: http://www.sec.gov. The registration number for The Commodore Helmsman(R) is 333-88300.


NEITHER THE SEC NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THE CONTRACT PROSPECTUS OR THIS SUPPLEMENTAL PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

You should rely only on the information contained in the Contract, the Contract Prospectus, this Supplemental Prospectus, the SAI, or our approved sales literature. The description of the Contract in the Contract Prospectus and this Supplemental Prospectus is subject to the specific terms of your Contract as it contains specific contractual provisions and conditions. If the terms of your Contract differ from those in the Contract Prospectus and this Supplemental Prospectus, you should rely on the terms in your Contract. No one is authorized to give any information or make any representation other than those contained in the Contract, the Contract Prospectus, this Supplemental Prospectus, the SAI or our approved sales literature.

THESE SECURITIES MAY BE SOLD BY A BANK OR CREDIT UNION, BUT ARE NOT FINANCIAL INSTITUTION PRODUCTS.

-     THE CONTRACTS ARE NOT FDIC OR NCUSIF INSURED.

- THE CONTRACTS ARE OBLIGATIONS OF THE COMPANY AND NOT OF THE BANK OR CREDIT UNION.

- THE BANK OR CREDIT UNION DOES NOT GUARANTEE THE COMPANY'S OBLIGATIONS UNDER THE CONTRACTS.

-     THE CONTRACTS INVOLVE INVESTMENT RISK AND MAY LOSE VALUE.

                SECTIONS OF PROSPECTUS REPLACED IN THEIR ENTIRETY

The "WHAT OTHER CHARGES AND DEDUCTIONS APPLY TO THE CONTRACT?" subsection of the "OVERVIEW" section of the Prospectus is deleted, and is replaced in its entirety by the following:

WHAT OTHER CHARGES AND DEDUCTIONS APPLY TO THE CONTRACT?

Other than the CDSC, the Company will charge the fees and charges listed below unless the Company waives the fee or charge as discussed in the Charges and Deductions section of this prospectus:

      -     a transfer fee for certain transfers among investment options;

      -     an annual contract maintenance fee;

      - a mortality and expense risk charge, which is an expense of the Separate Account and charged against all assets in the Subaccounts (this charge may never be waived);

      - an administration charge, which is an expense of the Separate Account and charged against all assets in the Subaccounts;

      -     charges for any optional riders or endorsements you select; and

      - premium taxes in some states (where taxes apply, they may never be waived).


In addition to charges and deductions under the Contracts, the Portfolios incur expenses that are passed through to Owners. Portfolio expenses for the fiscal year ending December 31, 2004 are included in the Expense Tables of this prospectus and are described in the prospectuses and statements of additional information for the Portfolios.


The "SEPARATE ACCOUNT ANNUAL EXPENSES" subsection of the "EXPENSE TABLES" section of the Prospectus is deleted, and is replaced in its entirety by the following:

SEPARATE ACCOUNT ANNUAL EXPENSES

(As a percentage of the average value of the Owner's interest in the Subaccounts)

Mortality and Expense Risk Charge                                                                1.25%
Administration Charge                                                                            0.15%
TOTAL SEPARATE ACCOUNT ANNUAL EXPENSES WITHOUT OPTIONAL RIDERS OR ENDORSEMENTS                   1.40%
(Lowest Possible Charges)
Optional Guaranteed Minimum Income Benefit Endorsement Charge                                    0.30%
Optional Enhanced Death Benefit Rider Charge (Issued to Owners Age 70 and Younger)               0.10%
Optional Enhanced Death Benefit Rider Charge (Issued to Owners Over Age 70 and Under Age 79)     0.25%
Optional Earnings Enhancement Benefit Rider Charge                                               0.30%
TOTAL SEPARATE ACCOUNT ANNUAL EXPENSES WITH ALL OPTIONAL RIDERS AND ENDORSEMENTS                 2.25%
(Highest Possible Charges*)

*Assumes Owner is over Age 70 and therefore has the higher of the Optional Enhanced Death Benefit Rider Charges. Only one Death Benefit Rider will be issued with any Contract.

The "EXAMPLES" subsection of the "EXPENSE TABLES" section of the prospectus is deleted, and is replaced in its entirety by the following:

EXAMPLES

These examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include the Contract Owner transaction expenses (described in the first table), the annual contract maintenance fee and the Separate Account expenses (described in the second table), and Portfolio fees and expenses (described in the third table). These examples take into consideration the fee waiver and expense reimbursement arrangements of the Funds. If these arrangements were not taken into consideration, the expenses shown would be higher.

The first example assumes you invest $10,000 in a Contract with all optional riders and endorsements (the highest possible charges), for the time periods indicated, and that your investment has a 5% return each year. The examples also assume either the maximum or the minimum fees and expenses of any of the Portfolios. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(1)   If you surrender your Contract at the end of the applicable time period:


                 1 YEAR     3 YEARS      5 YEARS     10 YEARS
                 ------     -------      -------     --------
MAXIMUM

MINIMUM


(2)   If you annuitize your Contract at the end of the applicable time period:


                 1 YEAR     3 YEARS      5 YEARS     10 YEARS
                 ------     -------      -------     --------
MAXIMUM

MINIMUM


(3)   If you do not surrender your Contract:


                 1 YEAR     3 YEARS      5 YEARS     10 YEARS
                 ------     -------      -------     --------
MAXIMUM

MINIMUM


The next example assumes you invest $10,000 in a Contract with no optional riders or endorsements (the lowest possible charges), for the time periods indicated, and that your investment has a 5% return each year. The examples also assume either the maximum or the minimum fees and expenses of any of the Portfolios. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(1)   If you surrender your Contract at the end of the applicable time period:


                 1 YEAR     3 YEARS      5 YEARS     10 YEARS
                 ------     -------      -------     --------
MAXIMUM

MINIMUM


(2)   If you annuitize your Contract at the end of the applicable time period:


                 1 YEAR     3 YEARS      5 YEARS     10 YEARS
                 ------     -------      -------     --------
MAXIMUM

MINIMUM


(3)   If you do not surrender your Contract:


                 1 YEAR     3 YEARS      5 YEARS     10 YEARS
                 ------     -------      -------     --------
MAXIMUM

MINIMUM


The "CONDENSED FINANCIAL INFORMATION" section of the Prospectus is amended by adding the following:


                               NUMBER OF                                      NUMBER OF
                           ACCUMULATION UNITS                             ACCUMULATION UNITS
 ACCUMULATION UNIT           OUTSTANDING FOR         ACCUMULATION UNIT      OUTSTANDING FOR
VALUE FOR CONTRACTS       CONTRACTS WITH 1.70%      VALUE FOR CONTRACTS     CONTRACTS WITH
 WITH 1.70% TOTAL              TOTAL M&E             WITH 1.80% TOTAL       1.80% TOTAL M&E
   M&E CHARGES                  CHARGES                 M&E CHARGES             CHARGES             YEAR
-------------------       --------------------      -------------------   ------------------      --------
AIM V.I. CAPITAL DEVELOPMENT FUND-SERIES II SHARES
                                                                                                  12/31/04
       12.341482                1,315.962                12.324241               38.011           12/31/03
        9.294010                    0.000                 9.290160                3.742           12/31/02
AIM V.I. CORE STOCK FUND-SERIES I SHARES

                                                                                                  12/31/04
       11.568931                 371.923                 11.552766            2,377.827           12/31/03
        9.596884                   0.000                  9.592912            2,191.701           12/31/02
AIM V.I. FINANCIAL SERVICES FUND-SERIES I SHARES

                                                                                                  12/31/04
       12.112585                1,014.635                12.095644                0.000           12/31/03
        9.506201                    3.632                 9.502264                0.000           12/31/02
AIM V.I. GOVERNMENT SECURITIES FUND-SERIES II SHARES
                                                                                                  12/31/04
       10.258173                 455.519                 10.243837                0.000           12/31/03
       10.336750                   3.892                 10.332486                0.000           12/31/02
AIM V.I. HEALTH SCIENCES FUND-SERIES I SHARES
                                                                                                  12/31/04
       11.733693                3,374.475                11.717303               60.719           12/31/03
        9.338586                   63.876                 9.334724                0.000           12/31/02
AIM V.I. MID CAP CORE EQUITY FUND-SERIES II SHARES
                                                                                                  12/31/04
       12.353394                 116.323                 12.336123                0.000           12/31/03
        9.887925                   0.000                  9.883832                0.000           12/31/02
AIM V.I. SMALL CAP EQUITY FUND-SERIES II SHARES
                                                                                                  12/31/04
AIM V.I. SMALL COMPANY GROWTH FUND-SERIES I SHARES
                                                                                                  12/31/04
       12.913235                 577.812                 12.895197               77.404           12/31/03
        9.842103                   0.749                  9.838031                6.970           12/31/02
AIM V.I. UTILITIES FUND-SERIES II SHARES *
                                                                                                  12/31/04
       11.624296                 774.985                 11.608069                0.000           12/31/03
        9.939688                   4.031                  9.935587                0.000           12/31/02
AMERICAN CENTURY VP LARGE COMPANY VALUE-CLASS II SHARES
                                                                                                  12/31/04
AMERICAN CENTURY VP MID CAP VALUE-CLASS II SHARES
                                                                                                  12/31/04
AMERICAN CENTURY VP ULTRA(R)-CLASS II SHARES
                                                                                                  12/31/04
AMERICAN CENTURY VP VISTASM-CLASS II SHARES
                                                                                                  12/31/04
DREYFUS TECHNOLOGY GROWTH PORTFOLIO-INITIAL SHARES
                                                                                                  12/31/04

                               NUMBER OF                                      NUMBER OF
                           ACCUMULATION UNITS                             ACCUMULATION UNITS
 ACCUMULATION UNIT           OUTSTANDING FOR         ACCUMULATION UNIT      OUTSTANDING FOR
VALUE FOR CONTRACTS       CONTRACTS WITH 1.70%      VALUE FOR CONTRACTS     CONTRACTS WITH
 WITH 1.70% TOTAL              TOTAL M&E             WITH 1.80% TOTAL       1.80% TOTAL M&E
   M&E CHARGES                  CHARGES                 M&E CHARGES             CHARGES             YEAR
-------------------       --------------------      -------------------   ------------------      --------
THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.-SERVICE SHARES
                                                                                                  12/31/04
       11.596726                2,548.712                11.580519                 0.000          12/31/03
        9.378476                    1.042                 9.374590                 0.000          12/31/02
DREYFUS STOCK INDEX FUND-SERVICE SHARES
                                                                                                  12/31/04
       12.130815                3,994.107                12.113878             1,274.453          12/31/03
        9.634059                  504.411                 9.630084             1,125.498          12/31/02
DREYFUS VIF APPRECIATION PORTFOLIO-SERVICE SHARES
                                                                                                  12/31/04
       11.288751                2,117.301                11.272972             1,380.953          12/31/03
        9.501521                    2.339                 9.497587             1,125.315          12/31/02
DREYFUS VIF MONEY MARKET PORTFOLIO
                                                                                                  12/31/04
        0.988257                8,291.275                 0.986757                 0.000          12/31/03
        0.998163                    0.000                 0.997726                 0.000          12/31/02
JANUS ASPEN SERIES BALANCED PORTFOLIO-SERVICE SHARES
                                                                                                  12/31/04
       11.047694                6,039.327                11.032249             3,328.912          12/31/03
        9.879643                  251.741                 9.875553             3,067.472          12/31/02
JANUS ASPEN SERIES GROWTH PORTFOLIO-SERVICE SHARES
                                                                                                  12/31/04
       12.262520                2,627.592                12.245375                 0.000          12/31/03
        9.484036                    2.069                 9.480100                 0.000          12/31/02
JANUS ASPEN SERIES INTERNATIONAL GROWTH PORTFOLIO-SERVICE SHARES
                                                                                                  12/31/04
JANUS ASPEN SERIES MID CAP GROWTH PORTFOLIO-SERVICE SHARES
                                                                                                  12/31/04
       12.837394                 77.798                  12.819478                20.056          12/31/03
        9.687604                  6.139                   9.683594                 7.143          12/31/02
JANUS ASPEN SERIES RISK-MANAGED CORE PORTFOLIO-SERVICE SHARES
                                                                                                  12/31/04
NEUBERGER BERMAN AMT FASCIANO PORTFOLIO-CLASS S
                                                                                                  12/31/04
       12.125200                 753.320                 12.108263               123.675          12/31/03
        9.859906                   0.000                  9.855824                 0.000          12/31/02
NEUBERGER BERMAN AMT GUARDIAN PORTFOLIO-CLASS S
                                                                                                  12/31/04
       12.211656                 132.150                 12.194588                 0.000          12/31/03
        9.451995                   3.158                  9.448082                 0.000          12/31/02
OPPENHEIMER BALANCED FUND VA-SERVICE CLASS
                                                                                                  12/31/04
       12.458480                 468.801                 12.441081                 0.001          12/31/03
       10.161559                   1.472                 10.157364                22.324          12/31/02
OPPENHEIMER CAPITAL APPRECIATION FUND VA-SERVICE CLASS
                                                                                                  12/31/04
       12.6077740                695.739                 12.590131               236.022          12/31/03
        9.811062                   0.000                  9.807003                 0.000          12/31/02

                               NUMBER OF                                      NUMBER OF
                           ACCUMULATION UNITS                             ACCUMULATION UNITS
 ACCUMULATION UNIT           OUTSTANDING FOR         ACCUMULATION UNIT      OUTSTANDING FOR
VALUE FOR CONTRACTS       CONTRACTS WITH 1.70%      VALUE FOR CONTRACTS     CONTRACTS WITH
 WITH 1.70% TOTAL              TOTAL M&E             WITH 1.80% TOTAL       1.80% TOTAL M&E
   M&E CHARGES                  CHARGES                 M&E CHARGES             CHARGES             YEAR
-------------------       --------------------      -------------------   ------------------      --------
OPPENHEIMER GLOBAL SECURITIES FUND VA-SERVICE CLASS
                                                                                                  12/31/04
       13.177803                1,157.615              13.159405               1,207.003          12/31/03
        9.380751                  104.455               9.376866               1,068.076          12/31/02
OPPENHEIMER MAIN STREET FUND VA-SERVICE CLASS
                                                                                                  12/31/04
OPPENHEIMER MAIN STREET SMALL CAP FUND VA-SERVICE CLASS
                                                                                                  12/31/04
       13.488125                1,441.198              13.469298               1,075.901          12/31/03
        9.509798                   29.767               9.505867                  87.823          12/31/02
PIMCO HIGH YIELD PORTFOLIO-ADMINISTRATIVE CLASS
                                                                                                  12/31/04
       13.194789                2,560.013              13.176372                  29.071          12/31/03
       10.917689                    0.000              10.913187                   0.000          12/31/02
PIMCO REAL RETURN PORTFOLIO-ADMINISTRATIVE CLASS
                                                                                                  12/31/04
       11.417976                2,748.197              11.402022               3,959.879          12/31/03
       10.667479                    2.849              10.663077                 919.643          12/31/02
PIMCO TOTAL RETURN PORTFOLIO-ADMINISTRATIVE CLASS
                                                                                                  12/31/04
       10.802604                2,981.522              10.787514                 161.011          12/31/03
       10.458630                  197.091              10.454317                   6.726          12/31/02
RYDEX VT SECTOR ROTATION FUND
                                                                                                  12/31/04
       11.551541                1,351.164              11.535407                   0.000          12/31/03
        9.043759                   68.819               9.040013                   0.000          12/31/02
VAN KAMPEN UIF CORE PLUS FIXED INCOME PORTFOLIO-CLASS I
                                                                                                  12/31/04
       10.579033                1,482.877              10.564242                   0.000          12/31/03
       10.281994                    0.000              10.277749                   0.000          12/31/02
VAN KAMPEN UIF U.S. MID CAP VALUE PORTFOLIO-CLASS I (FORMERLY MID CAP CORE PORTFOLIO)
                                                                                                  12/31/04
       13.369952                2,330.844              13.351272                 110.684          12/31/03
        9.608581                    0.000               9.604601                   0.000          12/31/02
VAN KAMPEN UIF U.S. REAL ESTATE PORTFOLIO-CLASS I
                                                                                                  12/31/04
       12.831913                3,980.422              12.813989                 258.213          12/31/03
        9.489992                    0.000               9.486069                   7.555          12/31/02
VAN KAMPEN UIF VALUE PORTFOLIO-CLASS I
                                                                                                  12/31/04
       12.561473                1,478.027              12.543954                 132.037          12/31/03
        9.527659                    0.000               9.523724                   0.000          12/31/02



The above tables give year-end Accumulation Unit information for each Subaccont from the end of the year of inception to December 31, 2004. This information should be read in conjunction with the Separate Account financial statements including the notes to those statements. The beginning Accumulation Unit Value for each Subaccount shown other than the Dreyfus VIF Money Market Portfolio Subaccount was 10.00000 as of August 1, 2002 (the effective date of the Subaccounts) or as of December 1, 2004 (the effective date of the Subaccounts) for AIM V.I. Small Cap Equity Fund, the four American Century Variable Portfolios, the Dreyfus Technology Growth Portfolio, the Janus

Aspen Series International Growth Portfolio, the Janus Aspen Series Risk-Managed Core Portfolio and the Oppenheimer Main Street Fund. The beginning
Accumulation Unit Value for the Dreyfus VIF Money Market Portfolio Subaccount was 1.00000 as of August 1, 2002 (the effective date of the Subaccount).



If you have invested in a Subaccount that is closed to new investors, the consolidated financial information for such Subaccounts will be contained in a special Supplemental Prospectus dated May 1, 2005 for closed Subaccounts.


FINANCIAL STATEMENTS

The financial statements and reports of independent auditors for the Company and for the Separate Account are included in the SAI.

PERFORMANCE INFORMATION

From time to time, the Company may advertise yields and/or total returns for the Subaccounts. These figures are based on historical information and are not intended to indicate future performance. Performance data and a more detailed description of the methods used to determine yield and total return are included in the SAI.

The "CHARGES AND DEDUCTIONS" section of the Prospectus is deleted, and is replaced in its entirety by the following:

                             CHARGES AND DEDUCTIONS

There are two types of charges and deductions by the Company. There are charges assessed to the Contract, which are reflected in the Account Value of the Contract, but not in Accumulation Unit Values (or Benefit Unit Values). These charges are the Contingent Deferred Sales Charge, the annual contract maintenance fee, premium taxes (where applicable) and transfer fees. There are also charges assessed pro rata against the Separate Account. These charges are reflected in the Accumulation Unit Values (and Benefit Unit Values) of the Subaccounts. These charges are the mortality and expense risk charge, the administration charge, and the charges for any optional riders or endorsements you select.

Except as described below, the Company will never charge more to a Contract than the fees and charges described even if its actual expenses exceed the total fees and charges collected. If the fees and charges collected by the Company exceed the actual expenses it incurs, the excess will be profit to the Company and will not be returned to Owners.

The Company reserves the right to change the amount of the transfer fee in the future, or the number of transfers that can be made without incurring the transfer fee, and/or to charge fees for the automatic transfer programs described in the Transfers section of this prospectus, and/or for the systematic withdrawal program described in the Surrenders section of this prospectus, if in the Company's discretion, it determines such charges are necessary to offset the costs of administering transfers or systematic withdrawals. The maximum amount of these charges and fees is described below.

CONTINGENT DEFERRED SALES CHARGE ("CDSC")

Purpose of Charge Offset expenses incurred by the Company in the sale of the
                  Contracts, including commissions paid and costs of sales literature.

Amount of Charge  Up to 7% of each purchase payment, depending on the  number of years elapsed since receipt of the purchase payment.

Number of full years elapsed between date        0        1        2        3        4         5        6      7 or more
of receipt of purchase payment and date
request for surrender received

CDSC as a percentage of purchase payment         7%       7%       7%       6%       5%        4%       2%         0%
surrendered

When Assessed           On partial or full surrenders of purchase payments
                        during the Accumulation Period.

Assessed Against What   Purchase payments only, not earnings. See the Surrenders
                        section of this prospectus for information on order of withdrawal of purchase payments and earnings.

Waivers                 -     Free withdrawal privilege. See the Surrenders
                              section for information.

                        - In the Company's discretion where the Company incurs reduced sales and servicing expenses.

                        - If the Contract is issued with a tax sheltered annuity endorsement: (i) upon separation from service if Owner has attained age 55 and the Contract has been in force for at least seven years; or (ii) after the Contract has been in force ten years or more.

                        - Long term care waiver rider. See the Surrenders section for information.

                        - If the Social Security Administration determines after the Contract is issued that the Owner is "disabled" as that term is defined in the Social Security Act of 1935, as amended.

                        - If the spouse becomes successor Owner. See the Account Value section for information.

                        -     Where required to satisfy state law.

CONTRACT MAINTENANCE FEE

Purpose of Charge       Offset expenses incurred in issuing the Contracts and in
                        maintaining the Contracts and the Separate Account.

Amount of Charge        $30.00 per year

When Assessed           During the Accumulation Period the charge is deducted on
                        each anniversary of the effective date of the Contract, and at time of full surrender. During the Benefit
                        Payment Period a pro rata portion of the charge is deducted from each benefit payment.

Assessed Against What   Amounts invested in the Subaccounts and Fixed Account
                        options. During the Accumulation Period, the charge is deducted pro rata from the Subaccounts and Fixed Account options in which the Contract has an interest on the date of the charge. During the Benefit Payment Period, a pro rata portion of the annual charge is deducted from each benefit payment.

Waivers                 -     During the Accumulation Period if the Account
                              Value is at least $40,000 on the date the charge is due.

                        - During the Benefit Payment Period if the amount applied to the annuity benefit is at least $40,000.

                        - If the Contract is issued with a tax sheltered annuity endorsement.

                        - In the Company's discretion where the Company incurs reduced sales and servicing expenses.

                        - During the Benefit Payment Period where required to satisfy state law.

TRANSFER FEE

Purpose of Charge       Offset cost incurred in administering the Contracts.

Amount of Charge        $25 for each transfer in excess of 12 in any contract
                        year. The Company reserves the right to change the amount of this charge, or the number of transfers which can be made without incurring the charge at any time.
                        The transfer fee will never exceed $30 for each transfer, and the number of transfers that can be made without a charge will never be fewer than 8.

When Assessed           During the Accumulation Period.

Assessed Against What   Deducted from amount transferred.

Waivers Currently, the transfer fee does not apply to transfers associated with the dollar cost averaging, interest sweep and portfolio re-balancing programs. Transfers associated with these programs do not count toward the free transfers permitted in a contract year. The Company reserves the right to eliminate this waiver at any time.

ADMINISTRATION CHARGE

Purpose of Charge       Offset expenses incurred in administering the Contracts
                        and the Separate Account.

Amount of Charge        Daily charge equal to 0.000411% of the daily Net Asset
                        Value for each Subaccount, which corresponds to an annual effective rate of 0.15%.

When Assessed           During the Accumulation Period and during the Benefit
                        Payment Period if a variable dollar benefit is elected.

Assessed Against What   Amounts invested in the Subaccounts.

Waivers May be waived or reduced in the Company's discretion where the Company incurs reduced sales and servicing expenses.

MORTALITY AND EXPENSE RISK CHARGE

Purpose of Charge       Compensation for bearing certain mortality and expense
                        risks under the Contract. Mortality risks arise from the Company's obligation to pay benefit payments during the Benefit Payment Period and to pay the death benefit. The expense risk assumed by the Company is the risk that the Company's actual expenses in administering the Contracts and the Separate Account will exceed the amount recovered through the contract maintenance fees, transfer fees and administration charges.

Amount of Charge        Daily charge equal to 0.003446% of the daily Net Asset
                        Value for each Subaccount, which corresponds to an effective annual rate of 1.25%.

When Assessed           During the Accumulation Period, and during the Benefit
                        Payment Period if a variable dollar benefit is elected.

Assessed Against What   Amounts invested in the Subaccounts.

Waivers                 None.

OPTIONAL GUARANTEED MINIMUM INCOME BENEFIT ENDORSEMENT CHARGE

Purpose of Charge       Compensation for bearing certain risks under the
                        Contract. These risks arise from the Company's obligation under this Endorsement to allow Owners to base Annuity Benefit Payments on the GMIB Annuity
                        Benefit Value if they so choose, which may result in a larger Annuity Benefit Payment than that otherwise payable under the Contract.

Amount of Charge        Daily charge equal to 0.000823% of the daily Net Asset
                        Value for each Subaccount, which corresponds to an effective annual rate of 0.30%.

When Assessed           During the Accumulation Period.

Assessed Against What   Amounts invested in the Subaccounts.

Waivers                 None.

OPTIONAL ENHANCED DEATH BENEFIT RIDER CHARGE

Purpose of Charge       Compensation for bearing mortality risks under this
                        Rider. These increased risks arise from the Company's obligation to pay an Enhanced Death Benefit Amount which may exceed the Death Benefit Amount otherwise payable under the Contract.

Amount of Charge        Daily charge equal to 0.000274% of the daily Net Asset
                        Value for each Subaccount if issued to an Owner age 70 or younger, or 0.000686% of the daily Net Asset Value for each Subaccount if issued to an Owner over age 70 but under age 79. These daily charges correspond to an effective annual rate of 0.10% or 0.25%, respectively.

When Assessed           During the Accumulation Period, and during the Benefit
                        Payment Period if a variable dollar benefit is elected.

Assessed Against What   Amounts invested in the Subaccounts.

Waivers                 None.

OPTIONAL EARNINGS ENHANCEMENT BENEFIT RIDER CHARGE

Purpose of Charge       Compensation for bearing certain risks under this Rider.
                        These risks arise from the Company's obligation to pay an increased Death Benefit Amount (or an increased
                        Enhanced Death Benefit Amount, if applicable), when a Death Benefit becomes payable as a result of an Owner's death.

Amount of Charge        Daily charge equal to 0.000823% of the daily Net Asset
                        Value for each Subaccount, which corresponds to an effective annual rate of 0.30%.

When Assessed           During the Accumulation Period.

Assessed Against What   Amounts invested in the Subaccounts.

Waivers                 None.

PREMIUM TAXES

Certain state and local governments impose premium taxes. These taxes currently range from zero to 5.0% depending upon the jurisdiction. The Company will deduct any applicable premium taxes from the Account Value either upon death, surrender, annuitization, or at the time purchase payments are made, but no earlier than when the Company incurs a tax liability under state law.

DISCRETIONARY WAIVERS OF CHARGES

The Company will look at the following factors to determine if it will waive a charge, in part or in full, due to reduced sales and servicing expenses: (1) the total amount of purchase payments to be received; and (2) any prior or existing relationship with the Company. The Company would expect to incur reduced sales and servicing expenses in connection with Contracts offered to employees of the Company, its subsidiaries and/or affiliates. There may be other circumstances, of which the Company is not presently aware, which could result in reduced sales and servicing expenses. In no event will the Company waive a charge where such waiver would be unfairly discriminatory to any person.

EXPENSES OF THE PORTFOLIOS

In addition to charges and deductions by the Company, there are Portfolio management fees and administration expenses which are described in the prospectus and SAI for each Portfolio. The actual Portfolio fees and expenses for the prior calendar year are included in the Expense Tables of this prospectus, unless a Portfolio commenced operations in the current calendar year. In that case, estimated Portfolio expenses are included in the Expense Tables of this prospectus. Portfolio expenses, like Separate Account expenses, are reflected in Accumulation Unit Values (or Benefit Unit Values).

The "ACCUMULATION UNITS," "STEPPED-UP ACCOUNT VALUE FOR SUCCESSOR OWNER," "LIMITATION ON ALLOCATIONS TO FIXED ACCOUNT OPTIONS," and "PRINCIPAL GUARANTEE PROGRAM" subsections of the "ACCUMULATION PERIOD" section of the Prospectus are deleted, and are replaced in their entirety by the following:

ACCUMULATION UNITS

Amounts allocated or transferred to a Subaccount are converted into Accumulation Units. The number of Accumulation Units credited is determined by dividing the dollar amount directed to the Subaccount by the Accumulation Unit Value for that Subaccount as of the end of the Valuation Period in which the amount allocated is received by the Company, or as of the end of the Valuation Period in which the transfer is made.

Accumulation Units will be canceled as of the end of the Valuation Period during which one of the following events giving rise to cancellation occurs:

      -     transfer from a Subaccount

      -     full or partial surrender from a Subaccount

      -     payment of a death benefit

      -     application of the amounts in a Subaccount to a settlement option

      -     deduction of the contract maintenance fee

      -     deduction of a transfer fee

      -     deduction of charges for certain optional riders or endorsements

STEPPED-UP ACCOUNT VALUE FOR SUCCESSOR OWNER

If the surviving spouse of a deceased Owner becomes a successor Owner of the Contract, the Account Value will be stepped-up to equal the death benefit which otherwise would have been payable, including any increase in the death benefit which may be due if the Owner elected the Earnings Enhancement Benefit Rider, as of what would have been the Death Benefit Valuation Date. In addition, CDSCs will be waived on the entire stepped-up Account Value as of that date, but will apply to any purchase payments made by the successor Owner after that date.

For purposes of determining what would have been the Death Benefit Valuation Date, the election to become successor Owner will be deemed to be instructions as to the form of death benefit. The election to become successor Owner must be made within one year of the date of the Owner's death.

LIMITATION ON ALLOCATIONS TO FIXED ACCOUNT OPTIONS

Benefits under the optional Guaranteed Minimum Income Benefit Endorsement, if elected, will be adversely affected if on the last Valuation Date of any calendar quarter after the first Contract Year the Fixed Account Value exceeds thirty percent (30%) of the total Account Value. Please refer to the Optional Guaranteed Minimum Income Benefit Endorsement section of this prospectus for additional information.

PRINCIPAL GUARANTEE PROGRAM

An Owner may elect to have the Company allocate a portion of a purchase payment to the Seven Year Guaranteed Interest Rate Option such that, at the end of the seven year guarantee period, that account will grow to an amount equal to the total purchase payment (so long as there are no surrenders or loans from the Contract). The Company determines the portion of the purchase payment that must be allocated to the Seven Year Guaranteed Interest Rate Option such that, based on the interest rate then in effect, that account will grow to equal the full amount of the purchase payment after seven years. The remainder of the purchase payment will be allocated according to the Owner's instructions. The minimum purchase payment eligible for the principal guarantee program is $5,000. The principal guarantee program is not available if the Owner has elected the optional Guaranteed Minimum Income Benefit Endorsement.

The "BENEFIT PAYMENT PERIOD" section of the Prospectus is deleted, and is replaced in its entirety by the following:

                             BENEFIT PAYMENT PERIOD

ANNUITY BENEFIT

An Owner may designate the date that annuity payments will begin, and may change the date up to 30 days before annuity payments are scheduled to begin. If annuity payments begin, such payments will be in lieu of all other benefits under the Contract. The first day of the Benefit Payment Period in which annuity payments are made is generally referred to as the "Annuity Commencement Date." If the Owner has elected the optional Guaranteed Minimum Income Benefit Endorsement (the "GMIB Endorsement") and chooses to receive the Guaranteed Minimum Income Benefit ("GMIB"), however, this date is referred to as the "GMIB Commencement Date."

Unless the Company agrees otherwise, the Annuity Commencement Date cannot be later than the contract anniversary following the eighty-fifth (85th) birthday of the oldest Owner, or five years after the effective date of the Contract, whichever is later. The GMIB Commencement Date must be on, or during the thirty
(30) calendar day period immediately following, the tenth (10th) or any subsequent Contract anniversary prior to the oldest Owner's ninety-first (91st) birthday.

The amount applied to a settlement option to provide annuity payments generally will be the Account Value (less any outstanding loans) as of the end of the Valuation Period immediately preceding the Annuity Commencement Date. An Owner who has elected the GMIB Endorsement, however, may choose to receive the GMIB instead. If the Owner chooses the GMIB, annuity payments will be based on the GMIB Annuity Benefit Value, rather than on the Account Value, as of the end of the Valuation Period immediately preceding the GMIB Commencement Date.

The Owner generally may select any form of settlement option currently available. If the Owner chooses to receive the GMIB, however, the only settlement option available is the GMIB Option Life Annuity with Payments for at Least 120 Months. The standard forms of settlement options, including the GMIB Option, are described in the Settlement Options section of this prospectus.

If the Owner has not previously made an election as to the form of settlement option, the Company will contact the Owner to ascertain the form of settlement option to be paid. Available options include a specific fixed dollar benefit payment, a variable dollar benefit payment, or a combination of a variable and fixed dollar benefit payment. If the Owner does not select a settlement option, the Company will apply the Account Value pro rata to a combination variable and fixed dollar benefit for the life of the annuitant with 120 monthly payments assured, as described in the Settlement Options section of this prospectus.

OPTIONAL GUARANTEED MINIMUM INCOME BENEFIT ENDORSEMENT

In states where the Company has received regulatory approval, if an Owner purchases a Contract that is issued before the oldest Owner's eightieth (80th) birthday, the Owner may elect the optional GMIB Endorsement. This endorsement gives the Owner the option of choosing to have annuity payments based on the GMIB Annuity Benefit Value, instead of the Account Value, as of the end of the Valuation Period immediately preceding the GMIB Commencement Date.

The GMIB Annuity Benefit Base is used to calculate your GMIB Annuity Benefit Value. The GMIB Annuity Benefit Base, at the end of any Valuation Period, is equal to all purchase payments received as of that date:

      1)    reduced proportionally for any partial surrenders;

      2) less the annual contract maintenance fee, any transfer fees and any applicable charges due under any optional riders or endorsements to the Contract;

      3)    less any applicable CDSC;

      4)    less outstanding loans; and

      5) less any purchase payments received in the immediately preceding twelve (12) months.

For purposes of calculating the GMIB Annuity Benefit Base, all adjustments will occur at the time the transaction occurs. The adjustment for partial surrenders will reduce the GMIB Annuity Benefit Base in the same proportion that the Account Value was reduced on the date of the partial surrender. All other adjustments will reduce the GMIB Annuity Benefit Base on a dollar for dollar basis.

The GMIB Annuity Benefit Value, at the end of any Valuation Date, is equal to the GMIB Annuity Base, compounded daily, at an effective annual interest rate (the "GMIB Interest Rate," as described below), from the Contract Effective Date until the Contract Anniversary immediately following the oldest Owner's 85th birthday, or the GMIB Commencement Date, whichever is earlier, plus any Purchase Payments received in the immediately preceding twelve (12) months.

The GMIB Interest Rate is equal to an effective annual interest rate of 6% if the oldest Owner is Age 75 or younger on the Contract Effective Date. The GMIB Interest Rate is equal to an effective annual interest rate of 5% if the oldest Owner is over Age 75 but under Age 80 on the Contract Effective Date. After the first Contract year, the GMIB Interest Rate applicable to any Contract will be reduced by 3% if the Fixed Account Value exceeds 30% of the total Account Value on the last Valuation Date of any quarter. This means that if the GMIB Interest Rate otherwise would have been 6%, it will be reduced to 3% for that quarter. If the GMIB Interest Rate otherwise would have been 5%, it will be reduced to 2% for that quarter.

The GMIB Annuity Benefit Value and the GMIB Annuity Benefit Base are used only in connection with the determination of annuity payments, and have no affect on other Contract provisions, riders or endorsements. Neither the GMIB Annuity Benefit Value nor the GMIB Annuity Benefit Base reflects the Account Value. If the Owner chooses to receive the GMIB, the only settlement option available is the GMIB Option Life Annuity with Payments for at Least 120 Months. No variable dollar benefit payment option is available if the Owner elects to receive the GMIB.

The GMIB Endorsement must be elected before the Contract Effective Date. The Owner cannot add or discontinue the GMIB Endorsement after the Contract Effective Date. The additional charge for the GMIB Endorsement is described in the Charges and Deductions section of the prospectus. The GMIB Endorsement will terminate automatically on the earliest of the following:

      1)    the date the Contract is fully surrendered;

      2)    the Annuity Commencement Date;

      3) the 31st calendar day following the Contract anniversary immediately preceding the oldest Owner's 91st birthday;

      4) the Death Benefit Valuation Date (or the date that would have been the Death Benefit Valuation Date if a spouse becomes successor Owner);

      5) the date you name a new Owner who is older than the oldest previous Owner; or

      6) the date the Contract is otherwise terminated in accordance with Contract provisions.

BEFORE ELECTING THE GMIB ENDORSEMENT, YOU SHOULD CONSULT A QUALIFIED FINANCIAL ADVISOR. IN PARTICULAR, THE ELECTION OF THE GMIB ENDORSEMENT MAY NOT BE APPROPRIATE FOR CONTRACT OWNERS WHO WILL BE SUBJECT TO ANY MINIMUM DISTRIBUTION REQUIREMENTS UNDER AN IRA OR OTHER QUALIFIED PLAN PRIOR TO THE EXPIRATION OF TEN
(10) CONTRACT YEARS.

WHILE THE GMIB ENDORSEMENT DOES PROVIDE A GUARANTEED GMIB ANNUITY BENEFIT VALUE, AND THEREFORE MAY AFFORD SOME PROTECTION AGAINST UNFAVORABLE MARKET PERFORMANCE, THE GMIB ENDORSEMENT DOES NOT IN ANY WAY GUARANTEE THE PERFORMANCE OF ANY UNDERLYING PORTFOLIO, OR ANY OTHER INVESTMENT OPTION AVAILABLE UNDER THE CONTRACT. THE GMIB ENDORSEMENT DOES NOT RESTRICT OR LIMIT THE RIGHTS OF CONTRACT OWNERS TO ANNUITIZE THE CONTRACT BASED ON THE ACCOUNT VALUE AT OTHER TIMES PERMITTED UNDER THE CONTRACT. THE GMIB ENDORSEMENT DOES NOT IN ANY WAY RESTRICT THE RIGHT TO ANNUITIZE THE CONTRACT USING AN ACCOUNT VALUE THAT MAY BE HIGHER THAN THE GMIB ANNUITY BENEFIT VALUE. OWNERS SHOULD REMEMBER, HOWEVER, THAT THE GMIB ENDORSEMENT CAN NOT BE DISCONTINUED ONCE IT IS ELECTED. THIS MEANS THAT THE GMIB CHARGE WILL CONTINUE TO BE ASSESSED EVEN IF THE INVESTMENT PERFORMANCE OF THE CONTRACT RESULTS IN AN ACCOUNT VALUE THAT EXCEEDS THE GMIB ANNUITY BENEFIT VALUE.

DEATH BENEFIT

A death benefit will be paid under a Contract if an Owner dies during the Accumulation Period. If a surviving spouse becomes the successor Owner of the Contract, the death benefit will be paid following the death of the successor Owner if he or she dies during the Accumulation Period. If a death benefit is paid, it will be in lieu of any other benefits under the Contract.

The death benefit will be allocated among the Subaccounts and Fixed Account options. This allocation will occur as of the Death Benefit Valuation Date. It will be made in the same proportion as the value of each option bears to the total Account Value immediately before that date.

Any applicable premium tax or other taxes not previously deducted, and any outstanding loans will be deducted from the death benefit amounts described below.

An Owner may elect the form of payment of the death benefit at any time before his or her death. The form of payment may be a lump sum, or any available form of settlement option. The standard forms of settlement options are described in the Settlement Options section of this prospectus. If the Owner does not make an election as to the form of death benefit, the beneficiary may make an election within one year after the Owner's death. If no election as to form of settlement option is made, the Company will apply the death benefit to a fixed dollar benefit for a fixed period of 48 months. The first day of the Benefit Payment Period in which a death benefit is paid may not be more than one year after the Owner's death; the day a death benefit is paid in a lump sum may not be more than five years after the Owner's date of death.

DEATH BENEFIT AMOUNT

The Death Benefit Amount will equal the greatest of:

      1)    the Account Value on the Death Benefit Valuation Date; or

      2) the total purchase payments, reduced proportionally for partial surrenders; or

      3) the largest Account Value on any Contract anniversary before the Death Benefit Valuation Date and prior to any Owner's 80th birthday, reduced proportionally for subsequent partial surrenders.

The reduction for partial surrenders will be in the same proportion that the Account Value was reduced on the date of the partial surrender.

OPTIONAL ENHANCED DEATH BENEFIT RIDER

In states where the Company has received regulatory approval, if an Owner purchases a Contract that is issued before the oldest Owner's 79th birthday, the Owner may elect the optional Enhanced Death Benefit Rider ("EDB Rider").

The EDB Rider provides for an Enhanced Death Benefit Amount ("EDB Amount") when a death benefit becomes payable as a result of the death of any Owner before the Annuity Commencement Date or GMIB Commencement Date, as applicable. The EDB Amount, if it is larger, will be paid instead of the Death Benefit Amount otherwise payable under the Contract. Only one death benefit will be paid under the Contract. If an EDB Amount is paid, it is in lieu of the Death Benefit Amount.

The EDB Amount will be equal to total purchase payments, reduced proportionally for partial surrenders, and increased by any interest, as described below; provided, however, that the EDB Amount shall not exceed 200% of the total purchase payments, reduced proportionally for partial surrenders. Any reduction for partial surrenders will be in the same proportion that the Account Value was reduced on the date of the partial surrender.

If any Owner dies before age 80, interest on purchase payments for determination of an EDB Amount compounds daily, at the effective annual interest rate described below (the "Specified Rate"), to the Death Benefit Valuation Date. If any Owner dies on or after his or her 80th birthday, interest compounds daily, at the Specified Rate, to the Contract Anniversary prior to the 80th birthday of the deceased Owner.

If the Contract is issued before any Owner is age 71, the Specified Rate is 5%. If the Contract is issued after any Owner is age 71 and before any Owner is age 79, the Specified Rate is 4%.

The EDB Rider must be elected before the Contract Effective Date. The Owner cannot add or discontinue the EDB Rider after the Contract Effective Date. The additional charge for the EDB Rider is described in the Charges and Deductions section of this prospectus. The EDB Rider will terminate automatically on the earliest of the following:

      1)    the date the Contract is fully surrendered;

      2) the Death Benefit Valuation Date (or the date that would have been the Death Benefit Valuation Date if a spouse becomes successor Owner);

      3) the Annuity Commencement Date, or GMIB Commencement Date, as applicable;

      4) the date you name a new Owner who is older than the oldest previous Owner; or

      5) the date the Contract is otherwise terminated in accordance with Contract provisions.

If the receipt of any benefit under the EDB Rider would cause the Contract to lose its tax-qualified or tax-deferred status, the EDB Rider will be deemed to be void from its inception. In that event, all charges deducted from the Contract for the EDB Rider will be refunded.

OPTIONAL EARNINGS ENHANCEMENT BENEFIT RIDER

In states where the Company has received regulatory approval, if an Owner purchases a Contract that is issued before the oldest Owner's 75th birthday, the Owner may elect the optional Earnings Enhancement Benefit Rider (the "EEB Rider").

If a death benefit becomes payable as a result of an Owner's death while the EEB Rider is in effect, an Earnings Enhancement Benefit Amount ("EEB Amount") is provided. The Death Benefit Amount (or the Enhanced Death Benefit Amount, if applicable) will be increased by the EEB Amount, if any. No more than one death benefit (whether or not increased by any EEB Amount) is payable under the Contract and the EEB Rider.

If the oldest Owner was age 69 or younger on the Contract Effective Date, the EEB Amount will be the lesser of 40% of Earnings (as defined below) or 40% of purchase payments not already withdrawn. If the oldest Owner was age 70 to 74 on the Contract Effective Date, the EEB Amount will be the lesser of 25% of Earnings or 25% of purchase payments not already withdrawn.

Solely for purposes of calculating the EEB Amount, Earnings are defined as the Account Value as of the Valuation Date immediately preceding the Death Benefit Valuation Date, minus purchase payments not already withdrawn. Partial surrenders taken prior to the Death Benefit Valuation Date will be deemed to have been taken from earnings first, and then from purchase payments, for purposes of calculating the EEB Amount under the EEB Rider.

The EEB Rider must be elected before the Contract Effective Date. The Owner cannot add or discontinue the EEB Rider after the Contract Effective Date. The additional charge for the EEB Rider is described in the Charges and Deductions section of this prospectus. The EEB Rider will terminate automatically on the earliest of the following:

      1)    the date the Contract is fully surrendered;

      2) the Death Benefit Valuation Date (or the date that would have been the Death Benefit Valuation Date if a spouse becomes successor Owner);

      3) the Annuity Commencement Date, or GMIB Commencement Date, as applicable;

      4) the date the Owner names a new Owner who is older than the oldest previous Owner; or

      5) the date the Contract is otherwise terminated in accordance with Contract provisions.

If the receipt of any benefit under the EEB Rider would cause the Contract to lose its tax-qualified or tax-deferred status, the EEB Rider will be deemed to be void from its inception. In that event, all charges deducted from the Contract for the EEB Rider will be refunded.

STEP UP IN VALUE FOR SUCCESSOR OWNER

If your spouse becomes the successor Owner of the Contract, the Account Value of the contract will be increased, as of the date that would have been the Death Benefit Valuation Date, to equal the amount of the death benefit, including any increase in the death benefit which may be due if the Owner elected the Earnings Enhancement Benefit Rider, which would have been payable if your spouse had not become the successor Owner of the Contract. If the Account Value is increased under this provision, the Company will deposit the amount of the increase into the Fixed Accumulation Account Option.

If the death benefit which would have been payable is equal to the Account Value as of the date that would have been the Death Benefit Valuation Date, there will be no change in the Account Value of the Contract.

For purposes of determining the date that would have been the Death Benefit Valuation Date, the election to become successor Owner will be deemed to be instructions as to the form of death benefit. Therefore, the date that would have been the Death Benefit Valuation Date will be the later of the date we receive Due Proof of Death of the Owner, or the date we receive a successor Owner election, but never later than one year after the date of death of the Owner.

If your spouse becomes the successor Owner of the Contract, any CDSC which would otherwise apply on surrender will be waived, except that if any additional purchase payments are paid by the successor Owner, CDSCs will apply as described in this Contract, to those additional purchase payments only.

PAYMENT OF BENEFITS

When a Contract is annuitized or when a death benefit is applied to a settlement option, the Account Value, the GMIB Annuity Benefit Value, or the death benefit, as the case may be, is surrendered to the Company in exchange for a promise to pay a stream of benefit payments for the duration of the settlement option selected. Benefit payments generally may be calculated and paid: (1) as a variable dollar benefit; (2) as a fixed dollar benefit; or (3) as a combination of both. GMIB payments, however, may be paid only as a fixed dollar benefit for at least 120 months, and may be based only on the GMIB Option Tables included in the Contract. No variable dollar benefit payment option is available if the Owner elects to receive the GMIB. The stream of payments, whether variable dollar or fixed dollar, is an obligation of the Company's general account. However, only the amount of fixed dollar benefit payments is guaranteed by the Company. The Owner (or payee) bears the risk that any variable dollar benefit payment may be less than the initial variable dollar benefit payment, or that it may decline to zero, if Benefit Unit Values for that payment decrease sufficiently. Transfers between a variable dollar benefit and a fixed dollar benefit are not permitted, but transfers of Benefit Units among Subaccounts are permitted once each 12 months after a variable dollar benefit has been paid for at least 12 months. The formulas for transferring Benefit Units among Subaccounts during the Benefit Payment Period are set forth in the SAI.

SETTLEMENT OPTIONS

The Company will make periodic payments in any form of settlement option that is acceptable to it at the time of an election. The standard forms of settlement options, including the GMIB Option, are described below. Payments under any settlement option may be in monthly, quarterly, semi-annual or annual payment intervals. If the amount of any regular payment under the form of settlement option elected would be less than $50, an alternative form of settlement option will have to be elected. The Company, in its discretion, may require benefit payments to be made by direct deposit or wire transfer to the account of a designated payee.

The Company may modify minimum amounts, payment intervals and other terms and conditions at any time without prior notice to Owners. If the Company changes the minimum amounts, the Company may change any current or future payment amounts and/or payment intervals to conform to the change. More than one settlement option may be elected if the requirements for each settlement option elected are satisfied. Once payment begins under a settlement option that is contingent on the life of a specified person or persons, the settlement option may not be changed or commuted (i.e., redeemed at present value). Other settlement options may be commuted on a basis acceptable to you and us at the time of the commutation request.

The dollar amount of benefit payments will vary with the frequency of the payment interval and the duration of the payments. Generally, each payment in a stream of payments will be lesser in amount as the frequency of payments increases, or as the length of the payment period increases, because more payments will be paid. For life contingent settlement options, each payment in the stream of payments will generally be lesser in amount as the life expectancy of the annuitant or beneficiary increases because more payments are expected to be paid.

INCOME FOR A FIXED PERIOD: The Company will make periodic payments for a fixed period of 5 to 30 years. (Payment intervals of 1-4 years are available for death benefit settlement options only.)

LIFE ANNUITY WITH PAYMENTS FOR A FIXED PERIOD: The Company will make periodic payments for a specified fixed period, or until the death of the person on whose life benefit payments are based if he or she lives longer than the fixed period.

JOINT AND ONE-HALF SURVIVOR ANNUITY: The Company will make periodic payments until the death of the primary person on whose life benefit payments are based; thereafter, the Company will make one-half of the periodic payment until the death of the secondary person on whose life benefit payments are based.

INCOME FOR A FIXED PERIOD, NOT TO EXCEED LIFE EXPECTANCY: The Company will make periodic payments for a fixed period, not to exceed the life expectancy of the person on whose life benefit payments are based, as determined under life expectancy tables compiled by the Office of the Actuary of the Social Security Administration. If this option is elected, the Contract is irrevocable and has no value that can be assigned, surrendered, loaned, commuted or withdrawn. The first payment will be paid as of the last day of the initial payment interval.

GMIB OPTION LIFE ANNUITY WITH PAYMENTS FOR AT LEAST 120 MONTHS: The Company will make periodic payments at the beginning of each payment interval for at least 120 months, or until the death of the person on whose life benefit payments are based if he or she lives longer than the fixed period. This is the only settlement option available if the Owner chooses to base benefit payments on the GMIB Annuity Benefit Value rather than on the Account Value. This option may only be applied to the GMIB Option Tables in the Contract.

CALCULATION OF FIXED DOLLAR BENEFIT PAYMENTS

Fixed dollar benefit payments are determined by multiplying the amount applied to the fixed dollar benefit (expressed in thousands of dollars and after deduction of any fees and charges, loans, applicable premium taxes or any other applicable amounts) by the amount of the payment per $1,000 of value which the Company is currently paying for settlement options of that type. This amount is then reduced by a pro rata portion of the contract maintenance fee. This reduction is equal to the amount of the fee divided by the number of benefit payments to be made over a 12-month period. Fixed dollar benefit payments will remain level for the duration of the Benefit Payment Period.

Except with respect to payments made under the terms of the GMIB Endorsement, the Company guarantees minimum fixed dollar benefit payment factors based on 2000 annuity mortality tables for individuals with interest at 1% per year, compounded annually. For individual tax-qualified Contracts, the Company uses tables for blended lives (60% female/40% male). For individual non-tax-qualified Contracts, the Company uses tables for male and female lives. Where required by state law, the Company uses blended tables for all Contracts. The minimum monthly payments per $1,000 of value for the Company's standard settlement options, including the GMIB Option, are set forth in tables in the Contracts. For payments made under the terms of the GMIB Endorsement, the Company guarantees minimum fixed dollar benefit payment factors based on 1983 annuity mortality tables for individuals, with a ten year age setback, and with interest at 2 1/2% per year, compounded annually. Upon request, the Company will provide information about minimum monthly payments for ages or fixed periods not shown in the settlement option tables.

CALCULATION OF VARIABLE DOLLAR BENEFIT PAYMENTS

The first variable dollar benefit payment is the amount it would be if it were a fixed dollar benefit payment calculated at the Company's minimum guaranteed settlement option factors, reduced by a pro rata portion of the contract maintenance fee. This reduction is equal to the amount of the fee divided by the number of benefit payments to be made over a 12-month period.

The amount of each subsequent variable dollar benefit payment will reflect the investment performance of the Subaccount(s) selected and may vary from payment to payment. For example, because the first benefit payment includes a 1% rate of interest, subsequent benefit payments will be less than the first payment if the net investment performance of the applicable Subaccounts is less than 1%. Subsequent benefit payments will be more than the first payment if the net investment performance of the applicable Subaccount(s) is greater than 1%.

The amount of each subsequent payment is the sum of the payment due for each Subaccount selected, less a pro rata portion of the contract maintenance fee, as described above. The payment due for a Subaccount equals the shares for that Subaccount, which are the Benefit Units, times their value, which is the Benefit Unit Value for that Subaccount, as of the end of the fifth Valuation Period preceding the due date of the payment.

The number of Benefit Units for each Subaccount selected is determined by allocating the amount of the first variable dollar benefit payment (before deduction of the pro rata portion of the contract maintenance fee) among the Subaccount(s) selected in the percentages indicated by the Owner (or payee). The dollar amount allocated to a Subaccount is divided by the Benefit Unit Value for that Subaccount as of the first day of the Benefit Payment Period. The result is the number of Benefit Units that the Company will pay for that Subaccount at each payment interval. The number of Benefit Units for each Subaccount remains fixed during the Benefit Payment Period, except as a result of any transfers among Subaccounts or as provided under the settlement option elected. An explanation of how Benefit Unit Values are calculated is included in the Glossary of Financial Terms of this prospectus.

2005 Helmsman Supplement - Cancelled Riders

                   ANNUITY INVESTORS LIFE INSURANCE COMPANY(R)
                     ANNUITY INVESTORS(R) VARIABLE ACCOUNT C


                            THE COMMODORE HELMSMAN(R)
                          AND THE COMMODORE MAJESTY(R)
                 INDIVIDUAL FLEXIBLE PREMIUM DEFERRED ANNUITIES



                    SUPPLEMENTAL PROSPECTUS DATED MAY 1, 2005



Annuity Investors Life Insurance Company ("the Company") is providing you with this Supplemental Prospectus that supplements and should be read with the prospectus ("Contract Prospectus") dated May 1, 2005, for either The Commodore Helmsman(R), or The Commodore Majesty(R) Variable Annuity (the "Contract"). The Contract Prospectus contains details regarding your Contract. Please read the Contract Prospectus and this Supplemental Prospectus carefully and keep them for future reference. Unless otherwise indicated, terms used in this Supplemental Prospectus have the same meaning as in the Contract Prospectus.



This Supplemental Prospectus provides information you should know before making any decision to allocate purchase payments or transfer amounts to the subaccounts (collectively, the "Closed Subaccounts") investing in the following
Portfolios:




          JANUS ASPEN SERIES

          -    Janus Aspen Series Worldwide Growth Portfolio-Service Shares



          PBHG INSURANCE SERIES FUND
          -    PBHG Large Cap Growth Portfolio
          -    PBHG Mid-Cap Portfolio
          -    PBHG Select Value Portfolio
          -    PBHG Technology & Communications Portfolio



          STRONG OPPORTUNITY FUND II-Advisor Class



          STRONG VARIABLE INSURANCE FUNDS

          -    Strong VIF Mid Cap Growth Fund II



The Janus Aspen Series Worldwide Growth Subaccount, the PBHG Large Cap Growth Subaccount, the PBHG Mid-Cap Growth Subaccount, the PBHG Select Value Subaccount, the PBHG Technology & Communications Subaccount, the Strong Opportunity Fund II Subaccount, and the Strong VIF Mid Cap Growth Fund II Subaccount are additional investment options of the Contracts available only to Contract Owners who held Accumulation Units in these Subaccounts on November 30, 2004. Each of these investment options will become unavailable to you once you no longer have money in that Closed Subaccount. Unless the context requires otherwise, all provisions of the Contract Prospectus are applicable to the Closed Subaccounts described in this Supplemental Prospectus.



The Statement of Additional Information ("SAI") dated May 1, 2005, contains more information about the Company, the Separate Account and the Contracts, including the Closed Subaccounts. The Company filed the SAI with the Securities and Exchange Commission (SEC) and it is legally part of the Contract Prospectus and this Supplemental Prospectus. The table of contents for the SAI is located on the last page of the Contract Prospectus. For a free copy, complete and return the form on the last page of the Contract Prospectus, or call the Company at 1-800-789-6771. You may also access the SAI and the other documents filed with the SEC about the Company, the Separate Account and the Contracts at the SEC's website: http:\\www.sec.gov. The registration number for The Commodore Helmsman(R) is 333-88300; and The Commodore Majesty(R) is 333-88302.


NEITHER THE SEC NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THE CONTRACT PROSPECTUS OR THIS SUPPLEMENTAL PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

You should rely only on the information contained in the Contract, the Contract Prospectus, this Supplemental Prospectus, the SAI, or our approved sales literature. The description of the Contract in the Contract Prospectus is subject to the specific terms of your Contract as it contains specific contractual provisions and conditions. If the terms of your Contract differ from those in the Contract Prospectus, you should rely on the terms in your Contract. No one is authorized to give any information or make any representation other than those contained in the Contract, the Contract Prospectus, this Supplemental Prospectus, the SAI or our approved sales literature.


THESE SECURITIES MAY BE SOLD BY A BANK OR CREDIT UNION, BUT ARE NOT FINANCIAL INSTITUTION PRODUCTS.

-    THE CONTRACTS ARE NOT FDIC OR NCUSIF INSURED

-    THE CONTRACTS ARE OBLIGATIONS OF THE COMPANY AND NOT OF THE BANK OR CREDIT
     UNION

_ THE BANK OR CREDIT UNION DOES NOT GUARANTEE THE COMPANY'S OBLIGATIONS UNDER THE CONTRACTS

-    THE CONTRACTS INVOLVE INVESTMENT RISK AND MAY LOSE VALUE

                                 EXPENSE TABLES

The "EXPENSE TABLES" section of the Contract Prospectus is supplemented by adding the following:


[CHECK TO SEE IF DIFFERENT MIN/MAX FEES]


PORTFOLIO ANNUAL EXPENSES (BEFORE EXPENSE REIMBURSEMENT)
(As a percentage of Portfolio average net assets)


                                                                                                  TOTAL
                                                               MANAGEMENT   12B-1     OTHER       ANNUAL
PORTFOLIO                                                         FEES       FEES   EXPENSES   EXPENSES(1)
---------                                                      ----------   -----   --------   -----------
Janus Aspen Series Worldwide Growth Portfolio-Service Shares
PBHG Large Cap Growth Portfolio
PBHG Mid-Cap Portfolio
PBHG Select Value Portfolio
PBHG Technology & Communications Portfolio
Strong Opportunity Fund II-Advisor Class
Strong VIF Mid Cap Growth Fund II



(1) Data for each Portfolio are for its fiscal year ended December 31, 2004. Actual expenses in future years may be higher or lower. Portfolios may have agreements with their advisors to cap or waive fees, and/or to reduce or waive expenses or to reimburse expenses. The specific terms of such waivers, reductions, or reimbursements are discussed in the Portfolio prospectuses. The net fees and expenses for Portfolios with such agreements are as follows:



                                                                                                 TOTAL
                                                               MANAGEMENT   12B-1     OTHER     ANNUAL
PORTFOLIO                                                         FEES       FEES   EXPENSES   EXPENSES
---------                                                      ----------   -----   --------   --------

EXAMPLES FOR COMMODORE HELMSMAN(R)



These examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include the Contract Owner transaction expenses (described in the first table), the annual contract maintenance fee and the Separate Account expenses (described in the second table), and Portfolio fees and expenses (described in the third table).



These examples assume you invest $10,000 in the Contract for the time periods indicated, and that your investment has a 5% return each year. The examples also assume either the maximum or the minimum fees and expenses of any of the Portfolios. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:



(1)  If you surrender your Contract at the end of the applicable time period:



          1 YEAR   3 YEARS   5 YEARS   10 YEARS
          ------   -------   -------   --------
MAXIMUM
MINIMUM



(2)  If you annuitize your Contract at the end of the applicable time period:



          1 YEAR   3 YEARS   5 YEARS   10 YEARS
          ------   -------   -------   --------
MAXIMUM
MINIMUM



(3)  If you do not surrender your Contract:



          1 YEAR   3 YEARS   5 YEARS   10 YEARS
          ------   -------   -------   --------
MAXIMUM
MINIMUM



EXAMPLES FOR COMMODORE MAJESTY(R)



These examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include the Contract Owner transaction expenses (described in the first table), the annual contract maintenance fee and the Separate Account expenses (described in the second table), and Portfolio fees and expenses (described in the third table).



These examples assume you invest $10,000 in the Contract for the time periods indicated, and that your investment has a 5% return each year. The examples also assume either the maximum or the minimum fees and expenses of any of the Portfolios. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:



(1)  If you surrender your Contract at the end of the applicable time period:



          1 YEAR   3 YEARS   5 YEARS   10 YEARS
          ------   -------   -------   --------
MAXIMUM
MINIMUM



(2)  If you annuitize your Contract at the end of the applicable time period:



          1 YEAR   3 YEARS   5 YEARS   10 YEARS
          ------   -------   -------   --------
MAXIMUM
MINIMUM



(3)  If you do not surrender your Contract:



          1 YEAR   3 YEARS   5 YEARS   10 YEARS
          ------   -------   -------   --------
MAXIMUM
MINIMUM

                         CONDENSED FINANCIAL INFORMATION



The tables below give year-end Accumulation Unit Information for the Commodore Helmsman(R) and Commodore the Majesty(R) variable annuities with respect to each Closed Subaccount from the end of the year of inception through December 31, 2004. It should be read in conjunction with the Separate Account financial statements, including the notes to those statements. The beginning Accumulation Unit Value for each Closed Subaccount shown was 10.00000 as of August 1, 2002 (the effective date of the Closed Subaccounts).


THE COMMODORE HELMSMAN(R) (CURRENT CONTRACT)


STANDARD ACCUMULATION   STANDARD ACCUMULATION
      UNIT VALUE          UNITS OUTSTANDING       YEAR
---------------------   ---------------------   --------
JANUS ASPEN SERIES WORLDWIDE GROWTH PORTFOLIO SERVICE SHARES
                                                12/31/04
      11.366047                5,065.608        12/31/03
       9.318424                  127.119        12/31/02
PBHG LARGE CAP GROWTH PORTFOLIO
                                                12/31/04
      12.085570                4,102.200        12/31/03
       9.341083                  212.760        12/31/02
PBHG MID-CAP PORTFOLIO
                                                12/31/04
      13,108710               13,215.766        12/31/03
       9.896435                1,879.955        12/31/02
PBHG SELECT VALUE PORTFOLIO
                                                12/31/04
      10.930693                4,717.262        12/31/03
       9.369709                  243.862        12/31/02
PBHG TECHNOLOGY & COMMUNICATIONS PORTFOLIO
                                                12/31/04
      12.573045                5,078.242        12/31/03
       8.772056                  641.411        12/31/02
STRONG OPPORTUNITY FUND II-ADVISOR CLASS
                                                12/31/04
      13.028210               16,537.332
       9.665240                2,308.697        12/31/02
STRONG VIF-MID CAP GROWTH FUND II
                                                12/31/04
      12.453181                6,946.484        12/31/03
       9.408353                2,106.863        12/31/02

THE COMMODORE HELMSMAN(R) (CONTRACT WITH DEATH BENEFIT RIDER NO LONGER
AVAILABLE*)



* See The Commodore Helmsman(R) Supplemental Prospectus dated May 1, 2005 regarding the Cancelled Death Benefit Rider for more information.



                           NUMBER OF                                   NUMBER OF
                      ACCUMULATION UNITS                          ACCUMULATION UNITS
 ACCUMULATION UNIT      OUTSTANDING FOR      ACCUMULATION UNIT      OUTSTANDING FOR
VALUE FOR CONTRACTS     CONTRACTS WITH      VALUE FOR CONTRACTS     CONTRACTS WITH
  WITH 1.70% TOTAL     1.70% TOTAL M&E     WITH 1.80% TOTAL M&E     1.80% TOTAL M&E
    M&E CHARGES             CHARGES               CHARGES               CHARGES          YEAR
-------------------   ------------------   --------------------   ------------------   --------
JANUS ASPEN SERIES WORLDWIDE GROWTH PORTFOLIO-SERVICE SHARES
                                                                                       12/31/04
     11.318524               300.808             11.302696                 0.000       12/31/03
      9.306871                22.567              9.303025                 0.000       12/31/02
PBHG LARGE CAP GROWTH PORTFOLIO
                                                                                       12/31/04
     12.035047             2,316.839             12.018235                59.461       12/31/03
       9.329501                0.000              9.325638                 0.000       12/31/02
PBHG MID-CAP PORTFOLIO
                                                                                       12/31/04
     13.053903               947.469             13.035682               137.186       12/31/03
      9.884168                 1.504              9.880086                 7.049       12/31/02
PBHG SELECT VALUE PORTFOLIO
                                                                                       12/31/04
     10.884989             2,304.599             10.869777                 0.000       12/31/03
      9.358097                 0.000              9.354224                 0.000       12/31/02
PBHG TECHNOLOGY & COMMUNICATIONS PORTFOLIO
                                                                                       12/31/04
     12.520491                96.847             12.503008                 0.000       12/31/03
      8.761164                 4.421              8.757536                 0.000       12/31/02
STRONG OPPORTUNITY FUND II-ADVISOR CLASS
                                                                                       12/31/04
     12.973753               313.550             12.955643             1,282.710       12/31/03
      9.653268                 0.000              9.649272             1,138.261       12/31/02
STRONG VIF-MID CAP GROWTH FUND II
                                                                                       12/31/04
     12.401115             3,814.414             12.383778                57.822       12/31/03
      9.396683                 1.557              9.392790                 0.000       12/31/02

THE COMMODORE MAJESTY(R) (CURRENT CONTRACT)






                                 NUMBER OF
STANDARD ACCUMULATION   STANDARD ACCUMULATION UNITS
      UNIT VALUE                OUTSTANDING             YEAR
---------------------   ---------------------------   --------
JANUS ASPEN SERIES WORLDWIDE GROWTH PORTFOLIO SERVICE SHARES
                                                      12/31/04
      11.326374                  1,629.026            12/31/03
       9.308784                  1,604.064            12/31/02
PBHG LARGE CAP GROWTH PORTFOLIO
                                                      12/31/04
      12.043406                  1,350.822            12/31/03
       9.331418                      4.611            12/31/02
PBHG MID-CAP PORTFOLIO
                                                      12/31/04
      13.062971                  3,036.375            12/31/03
       9.886203                  1,306.865            12/31/02
PBHG SELECT VALUE PORTFOLIO
                                                      12/31/04
      10.892547                  4,649.903            12/31/03
       9.360017                  1,590.677            12/31/02
PBHG TECHNOLOGY & COMMUNICATIONS PORTFOLIO
                                                      12/31/04
      12.529178                    471.856            12/31/03
       8.762973                      4.750            12/31/02
STRONG OPPORTUNITY FUND II-ADVISOR CLASS
                                                      12/31/04
      12.982762                    732.569            12/31/03
       9.655245                      4.620            12/31/02
STRONG VIF-MID CAP GROWTH FUND II
                                                      12/31/04
      12.409724                    566.391            12/31/03
       9.398615                      4.660            12/31/02

THE COMMODORE MAJESTY(R) (CONTRACT WITH DEATH BENEFIT RIDER NO LONGER
AVAILABLE*)



* See The Commodore Majesty(R) Supplemental Prospectus dated May 1, 2005 regarding the Cancelled Death Benefit Rider for more information.






                                            NUMBER OF
  ACCUMULATION UNIT VALUE FOR    ACCUMULATION UNITS OUTSTANDING
CONTRACTS WITH 1.95% TOTAL M&E   FOR CONTRACTS WITH 1.95% TOTAL
            CHARGES                        M&E CHARGES              YEAR
------------------------------   ------------------------------   --------
JANUS ASPEN SERIES WORLDWIDE GROWTH PORTFOLIO-SERVICE SHARES
                                                                  12/31/04
           11.279138                          0.000               12/31/03
            9.297277                          0.000               12/31/02
PBHG LARGE CAP GROWTH PORTFOLIO
                                                                  12/31/04
           11.993185                          0.000               12/31/03
            9.319883                          0.000               12/31/02
PBHG MID-CAP PORTFOLIO
                                                                  12/31/04
           13.008502                          0.000               12/31/03
            9.873983                          0.000               12/31/02
PBHG SELECT VALUE PORTFOLIO
                                                                  12/31/04
           10.847127                          0.000               12/31/03
            9.348459                          0.000               12/31/02
PBHG TECHNOLOGY & COMMUNICATIONS PORTFOLIO
                                                                  12/31/04
           12.476951                          0.000               12/31/03
            8.752121                          0.000               12/31/02
STRONG OPPORTUNITY FUND II-ADVISOR CLASS
                                                                  12/31/04
           12.928618                          0.000               12/31/03
            9.643309                          0.000               12/31/02
STRONG VIF MID CAP GROWTH FUND II
                                                                  12/31/04
           12.357963                          0.000               12/31/03
            9.386987                          0.000               12/31/02



FINANCIAL STATEMENTS



The financial statements and reports of independent auditors for the Company and for the Separate Account (including the Closed Subaccounts) are included in the SAI.

                                 THE PORTFOLIOS


The Separate Account currently offers each of the Closed Subaccounts only to the Contract Owners who held Accumulation Units in such Closed Subaccount on the date it was closed to new investors (as indicated on the first page of this Supplemental Prospectus). Each Closed Subaccount is invested in a Portfolio which has its own investment objectives and policies. The current Portfolio prospectuses, which accompany this Supplemental Prospectus, contain additional information concerning the investment objectives and policies of the Portfolios, the investment advisory services and administrative services of the Portfolios, and the charges of the Portfolios. There is no assurance that any Portfolio will achieve its stated objectives. YOU SHOULD READ THE PORTFOLIO PROSPECTUSES AND THIS SUPPLEMENTAL PROSPECTUS CAREFULLY BEFORE MAKING ANY DECISION CONCERNING ALLOCATING ADDITIONAL PURCHASE PAYMENTS OR TRANSFERRING AMOUNTS TO ANY OF THESE CLOSED SUBACCOUNTS OR THE SUBACCOUNTS.


All dividends and capital gains distributed by the Portfolios are reinvested in the Separate Account and reflected in Accumulation Unit Value. Portfolio dividends and net capital gains are not distributed to Owners.

The SEC does not supervise the management or the investment practices and/or policies of any Portfolio. The Portfolios are available only through insurance company separate accounts and certain qualified retirement plans. Though a Portfolio may have a name and/or investment objectives which are similar to those of a publicly available mutual fund, and/or may be managed by the same investment advisor that manages a publicly available mutual fund, the performance of the Portfolio is entirely independent of the performance of any publicly available mutual fund. Neither the Company nor the Portfolios make any representations or assurances that the investment performance of the Portfolios will be the same or similar to the investment performance of any publicly available mutual fund.








PORTFOLIO / ADVISOR                  INVESTMENT OBJECTIVE
-------------------                  --------------------
JANUS ASPEN SERIES

JANUS ASPEN SERIES WORLDWIDE         This diversified portfolio seeks long-term
GROWTH PORTFOLIO-SERVICE SHARES      growth of capital in a manner consistent
                                     with the preservation of capital by
Advisor - Janus Capital Management   investing primarily in common stocks of
LLC                                  companies of any size throughout the world.
                                     International investing may present special
                                     risks, including currency fluctuations and
                                     social and political developments.

PBHG INSURANCE SERIES FUND

PBHG LARGE CAP GROWTH PORTFOLIO      The Portfolio seeks to provide investors
                                     with long-term growth of capital. Under
Advisor - Pilgrim Baxter &           normal market con invests at least 80% of
Associates, Ltd.                     its assets in growth securities, such as
                                     common stocks of large capitalizat
                                     companies generally have market
                                     capitalizations similar to the market
                                     capitalizations of the companies in the
                                     Russell 1000(R) Growth Index at the time of
                                     the Portfolio's investment. The growth
                                     securities in the Portfolio are primarily
                                     common stocks that Pilgrim Baxter believes
                                     have strong business momentum, earnings
                                     growth and capital appreciation potential.
                                     The Advisor intends to focus on those
                                     growth securities whose market
                                     capitalizations are over $ 5 billion at the
                                     time of purchase.

PORTFOLIO / ADVISOR                  INVESTMENT OBJECTIVE
-------------------                  --------------------
PBHG MID-CAP PORTFOLIO               The Portfolio seeks to provide investors
                                     with above-average total return over a 3 to
Advisor - Pilgrim Baxter &           5 year market cycle, consistent with
Associates, Ltd.                     reasonable risk. Under normal market
                                     conditions, the Portfolio invests at least
                                     80% of its assets in equity securities,
                                     such as common stocks, issued by companies
                                     with market capitalization within the range
                                     of the S & P MidCap 400 Index at the time
                                     of the Portfolio's investment. The equity
                                     securities in the Portfolio are common
                                     stocks that the Advisor believes have
                                     sustainable long-term growth prospects but
                                     are currently trading at modest valuations
                                     given certain financial measurements, such
                                     as their price-to-earnings ratios, dividend
                                     income potential and earnings power. The
                                     Portfolio generally has a lower
                                     price-to-earnings ratio than the average
                                     company in the S&P MidCap 400 Index and its
                                     sector weightings are generally within 10%
                                     of the Index's sector weightings.

PBHG SELECT VALUE PORTFOLIO          The Portfolio seeks to provide investors
                                     long-term growth of capital and income.
Advisor - Pilgrim Baxter &           Current income is a secondary objective.
Associates, Ltd.                     Under normal market conditions, the
                                     Portfolio invests at least 65% of its
                                     assets in value securities, such as common
                                     stocks, of no more than 30 companies with
                                     large market capitalizations. These
                                     companies generally have market
                                     capitalizations similar to the companies in
                                     the S&P 500 Index at the time of the
                                     Portfolio's investment. The securities in
                                     the Portfolio are primarily common stocks
                                     that Pilgrim Baxter believes are currently
                                     underpriced using certain financial
                                     measurements, such as their
                                     price-to-earnings ratios, dividend income
                                     potential and earnings power. Pilgrim
                                     Baxter expects to focus on those value
                                     securities whose market capitalizations are
                                     over $1 billion at the time of purchase.

PBHG TECHNOLOGY &                    The Portfolio seeks to provide investors
COMMUNICATIONS PORTFOLIO             with long-term growth of capital. Current
                                     income is incidental to the Portfolio's
Advisor - Pilgrim Baxter &           goal. Under normal market conditions, the
Associates, Ltd.                     Portfolio, a non-diversified fund, will
                                     invest at least 80% of its assets in common
                                     stocks of companies doing business in the
                                     technology and communications sector of the
                                     market. In addition, the Portfolio is
                                     concentrated which means it will invest 25%
                                     or more of its total assets in the groups
                                     of the industries within that sector. The
                                     portfolio invests in companies that may be
                                     responsible for breakthrough products or
                                     technologies or may be positioned to take
                                     advantage of cutting-edge developments.

PORTFOLIO / ADVISOR                  INVESTMENT OBJECTIVE
-------------------                  --------------------
STRONG PORTFOLIOS

STRONG OPPORTUNITY FUND II -         The Strong Opportunity Fund II invests,
ADVISOR CLASS                        under normal conditions, primarily in
                                     stocks of medium-capitalization companies
Advisor - Strong Investments         that the fund's managers believe are
                                     under-priced, yet have attractive growth
                                     prospects. The managers base the analysis
                                     on a company's "Private Market Value" - the
                                     price an investor would be willing to pay
                                     for the entire company given its
                                     management, financial health and growth
                                     potential. The managers determine a
                                     company's Private Market Value based on a
                                     fundamental analysis of a company's cash
                                     flows, asset valuations, competitive
                                     situation and franchise value. The manager
                                     may sell a stock when its price no longer
                                     compares favorably with the company's
                                     Private Market Value.

STRONG VARIABLE INSURANCE FUNDS,     The Strong Mid Cap Growth Fund II invests,
INC.-STRONG MID CAP GROWTH FUND II   under normal conditions, at least 80% of
                                     its assets in stocks of
Advisor - Strong Investments         medium-capitalization companies that the
                                     fund's manager believes have favorable
                                     prospects for above average and sustainable
                                     growth of earnings and/or revenue. The fund
                                     defines "medium-capitalization companies"
                                     as companies with a market capitalization
                                     substantially similar to that of companies
                                     in the Russell Midcap(TM)Index at the time
                                     of investment. Although the fund may invest
                                     in stocks of any economic sector, at times
                                     it may emphasize one or more particular
                                     sectors. The fund may utilize an active
                                     trading approach. The manager may sell a
                                     holding when there is, among other things,
                                     a fundamental change in the outlook for the
                                     company (e.g., a change in management or
                                     reduction in earnings) or to take advantage
                                     of a better investment opportunity.


EXPENSES OF THE PORTFOLIOS

In addition to charges and deductions by the Company, there are Portfolio management fees and administration expenses. These fees and expenses are described in the prospectuses and statements of additional information for the Portfolios. The actual portfolio fees and expenses for the prior calendar year are included in the Expense Tables section of this Supplemental Prospectus. Portfolio expenses, like Separate Account expenses, are reflected in Accumulation Unit Values (or Benefit Unit Values).

INVESTMENT OPTIONS-ALLOCATIONS


You can allocate purchase payments in whole percentages to any of the currently available Subaccounts described in the Contract Prospectus or to any of the Fixed Account options. You may allocate purchase payments to the Janis Aspen Series Worldwide Growth Portfolio Subaccount, the PBHG Large Cap Growth Portfolio Subaccount, the PBHG Mid Cap Portfolio Subaccount, the PBHG Select Value Portfolio Subaccount, the PBHG Technology & Communications Portfolio Subaccount, the Strong Opportunity Fund II Subaccount and the Strong VIF Mid Cap Growth Fund II Subaccount only if you had Accumulation Units in that Closed Subaccount as of November 30, 2004. Each of these investment options will become unavailable to you once you no longer have money in that Closed Subaccount. Interests in the Closed Subaccounts described in this Supplemental Prospectus are securities registered with the Securities and Exchange Commission. The Owner bears the risk of investment gain or loss on amounts allocated to these Closed Subaccounts or any other Subaccounts.

                  CHANGES IN THE SUBACCOUNTS AND THE PORTFOLIOS


As described in the Contract Prospectus, we may substitute a new Portfolio or similar investment option for any Portfolio in which a Subaccount invests. We would make a substitution to ensure the underlying Portfolio continues to be a suitable investment, consistent with the protection of investors. A substitution may be triggered by unsatisfactory investment performance, a change in laws or regulations, a change in a Portfolio's investment objectives or restrictions, a change in the availability of the Portfolio for investment, or any other reason. Before any substitution, we will obtain any required approvals, including approval from the SEC or from Contract Owners.



THE COMPANY IS CURRENTLY SEEKING APPROVAL FROM THE SEC TO SUBSTITUTE SHARES OF PORTFOLIOS WITH SUBSTANTIALLY SIMILAR OR IDENTICAL INVESTMENT OBJECTIVES, POLICIES AND EXPENSES FOR SHARES OF THE PORTFOLIOS IN WHICH THE CLOSED SUBACCOUNTS INVEST. AFTER WE RECEIVE APPROVAL FROM THE SEC, WE WILL AUTOMATICALLY REDEEM SHARES OF THE PORTFOLIOS IN WHICH THE CLOSED SUBACCOUNTS INVEST AND USE THE REDEMPTION PROCEEDS TO BUY SHARES OF THE SUBSTITUTED PORTFOLIOS.



WE HOPE TO OBTAIN APPROVAL FOR THIS AUTOMATIC REDEMPTION TO OCCUR WITHIN ONE YEAR FROM THE DATE OF THIS SUPPLEMENTAL PROSPECTUS.



(2005 Prospectus Supplement - Closed Funds - C)

                                                                DRAFT: 31-JAN-05

                   ANNUITY INVESTORS LIFE INSURANCE COMPANY(R)
                     ANNUITY INVESTORS(R) VARIABLE ACCOUNT C


                            THE COMMODORE HELMSMAN(R)
                          AND THE COMMODORE MAJESTY(R)
                 INDIVIDUAL FLEXIBLE PREMIUM DEFERRED ANNUITIES






                    SUPPLEMENTAL PROSPECTUS DATED MAY 1, 2005



Annuity Investors Life Insurance Company ("the Company") is providing you with this Supplemental Prospectus that supplements and should be read with the prospectus ("Contract Prospectus") dated May 1, 2005, for either The Commodore Helmsman(R) or The Commodore Majesty(R) Variable Annuity (the "Contract"). The Contract Prospectus contains details regarding your Contract. Please read the Contract Prospectus and this Supplemental Prospectus carefully and keep them for future reference. Unless otherwise indicated, terms used in this Supplemental Prospectus have the same meaning as in the Contract Prospectus.



THIS SUPPLEMENTAL PROSPECTUS PROVIDES INFORMATION YOU SHOULD KNOW REGARDING THE FOLLOWING FIXED ACCOUNT OPTION: THREE-YEAR GUARANTEED INTEREST RATE OPTION. AS OF MAY 1, 2005, FOR CONTRACTS WITH A GUARANTEED INTEREST RATE OF THREE PERCENT, YOU WILL NOT BE ABLE TO ALLOCATE PURCHASE PAYMENTS OR TRANSFER AMOUNTS TO THE THREE-YEAR GUARANTEED INTEREST RATE OPTION. FOR CONTRACTS WITH A GUARANTEED INTEREST RATE OF LESS THAN THREE PERCENT, YOU WILL BE ABLE TO ALLOCATE PURCHASE PAYMENTS OR TRANSFER AMOUNTS TO THE THREE-YEAR GUARANTEED INTEREST RATE OPTION.


UNLESS THE CONTEXT REQUIRES OTHERWISE, ALL PROVISIONS OF THE CONTRACT PROSPECTUS ARE APPLICABLE TO THE THREE-YEAR GUARANTEED INTEREST RATE OPTION DESCRIBED IN THIS SUPPLEMENTAL PROSPECTUS.


The Statement of Additional Information ("SAI") dated May 1, 2005, contains more information about the Company, the Separate Account and the Contracts. The Company filed the SAI with the Securities and Exchange Commission (SEC) and it is legally part of the Contract Prospectus and this Supplemental Prospectus. The table of contents for the SAI is located on the last page of the Contract Prospectus. For a free copy, complete and return the form on the last page of the Contract Prospectus, or call the Company at 1-800-789-6771. You may also access the SAI and the other documents filed with the SEC about the Company, the Separate Account and the Contracts at the SEC's website: http:\\www.sec.gov. The registration number for The Commodore Helmsman(R) is 333-88300; and The Commodore Majesty(R) is 333-88302.


NEITHER THE SEC NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THE CONTRACT PROSPECTUS OR THIS SUPPLEMENTAL PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

You should rely only on the information contained in the Contract, the Contract Prospectus, this Supplemental Prospectus, the SAI, or our approved sales literature. The description of the Contract in the Contract Prospectus is subject to the specific terms of your Contract as it contains specific contractual provisions and conditions. If the terms of your Contract differ from those in the Contract Prospectus, you should rely on the terms in your Contract. No one is authorized to give any information or make any representation other than those contained in the Contract, the Contract Prospectus, this Supplemental Prospectus, the SAI or our approved sales literature.

THESE SECURITIES MAY BE SOLD BY A BANK OR CREDIT UNION, BUT ARE NOT FINANCIAL INSTITUTION PRODUCTS.

-    THE CONTRACTS ARE NOT FDIC OR NCUSIF INSURED

-    THE CONTRACTS ARE OBLIGATIONS OF THE COMPANY AND NOT OF THE BANK OR CREDIT
     UNION

- THE BANK OR CREDIT UNION DOES NOT GUARANTEE THE COMPANY'S OBLIGATIONS UNDER THE CONTRACTS

-    THE CONTRACTS INVOLVE INVESTMENT RISK AND MAY LOSE VALUE

                   ANNUITY INVESTORS LIFE INSURANCE COMPANY(R)
                     ANNUITY INVESTORS(R) VARIABLE ACCOUNT C



             THE COMMODORE MAJESTY(R) AND THE COMMODORE HELMSMAN(R) INDIVIDUAL FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITIES
              STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2005






This Statement of Additional Information supplements the current prospectuses for either The Commodore Majesty(R) or The Commodore Helmsman(R) Variable Annuity Contracts (collectively, the "Contracts") offered by Annuity Investors life Insurance Company(R) through Annuity Investors(R) Variable Account C ("Separate Account"). This statement of additional information is not a prospectus and should be read only in conjunction with the prospectus for the applicable Contract. Terms used in the current prospectuses for the Contracts are incorporated in this Statement of Additional Information and have the same meaning as in the prospectuses.



A copy of either of the prospectuses dated May 1, 2005, as supplemented from time to time, may be obtained without charge by writing to Annuity Investors Life Insurance Company, Administrative Office, P.O. Box 5423, Cincinnati, Ohio 45201-5423. You may also call the Company at 1-800-789-6771, or visit us at our website www.annuityinvestors.com to request a copy.

                                TABLE OF CONTENTS

                                                                            PAGE
                                                                            ----
ANNUITY INVESTORS LIFE INSURANCE COMPANY.................................     3

      GENERAL INFORMATION AND HISTORY....................................     3

      STATE REGULATIONS..................................................     3

SERVICES.................................................................     3

      SAFEKEEPING OF SEPARATE ACCOUNT ASSETS.............................     3

      RECORDS AND REPORTS................................................     3

      EXPERTS............................................................     3

DISTRIBUTION OF THE CONTRACTS............................................     4

CALCULATION OF PERFORMANCE INFORMATION...................................     4

      MONEY MARKET SUBACCOUNT STANDARDIZED YIELD CALCULATION.............     4

      AVERAGE ANNUAL TOTAL RETURN CALCULATION............................     5

      CUMULATIVE TOTAL RETURN CALCULATION................................     7

      STANDARDIZED AVERAGE ANNUAL TOTAL RETURN DATA......................     8

      NON STANDARDIZED AVERAGE ANNUAL TOTAL RETURN DATA..................    12

      OTHER PERFORMANCE MEASURES.........................................    16

      BENEFIT UNITS - TRANSFER FORMULAS..................................    17

FEDERAL TAX MATTERS......................................................    18

   Taxation of Separate Account Income...................................    18

   Tax Deferral on Non-tax qualified Contracts...........................    19

FINANCIAL STATEMENTS.....................................................    19

                    ANNUITY INVESTORS LIFE INSURANCE COMPANY

GENERAL INFORMATION AND HISTORY

Annuity Investors Life Insurance(R) Company (the "Company") is a stock life insurance company incorporated under the laws of the State of Ohio in 1981. The Company is principally engaged in the sale of fixed and variable annuity policies.

The Company is a wholly owned subsidiary of Great American Life Insurance Company(R), which is a wholly owned subsidiary of Great American Financial Resources(R), Inc., a publicly traded insurance holding company ("GAFRI") (NYSE:
GFR). GAFRI is in turn indirectly controlled by American Financial Group, Inc., a publicly traded holding company (NYSE: AFG).

STATE REGULATIONS

The Company is subject to the insurance laws and regulations of all the jurisdictions where it is licensed to operate. The availability of certain Contract rights and provisions depends on state approval and/or filing and review processes in each jurisdiction. Where required by law or regulation, or to meet the requirements for inclusion as an investment option in certain retirement programs, the Contracts will be modified accordingly.

                                    SERVICES

SAFEKEEPING OF SEPARATE ACCOUNT ASSETS

The Company holds title to assets of the Separate Account. The Separate Account assets are segregated from the Company's general account assets. Records are maintained of all purchases and redemptions of Portfolio shares held by each of the Subaccounts. The Company holds title to assets invested in the Fixed Account options together with the Company's other general account assets.

RECORDS AND REPORTS

The Company will maintain all records and accounts relating to the Fixed Account options and the Separate Account. As presently required by the provisions of the Investment Company Act of 1940, as amended ("1940 Act"), and rules and regulations promulgated thereunder which pertain to the Separate Account, reports containing such information as may be required under the 1940 Act or by other applicable law or regulation will be sent to each owner of an individual Contract semiannually either at the owner's last known address or, if requested by the owner, electronically.

EXPERTS


The financial statements of the Separate Account and the financial statements of the Company at December 31, 2004 and 2003, and for the years then ended, appearing in this Statement of Additional Information and Registration Statement have been audited by Ernst & Young LLP, independent auditors, as set forth in their report thereon appearing elsewhere herein, and are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing. The principal business address of Ernst & Young LLP is 1300 Chiquita Center, 250 East Fifth Street, Cincinnati, Ohio 45202.

                          DISTRIBUTION OF THE CONTRACTS

The offering of the Contracts is expected to be continuous. Although the Company does not anticipate discontinuing the offering of the Contracts, the Company reserves the right to discontinue offering any one or more of the Contracts.


The approximate commissions received and retained by Great American Advisors(R), Inc. ("GAA") for sale of the Contracts for the period from August 1, 2002 (inception date of Separate Account) to December 31, 2002 and for each of the last two fiscal years are as follows:



                                      Year End               Year Ended               Period Ended
Contract and Registration No.        12/31/2004              12/31/2003                12/31/2002
-----------------------------   -------------------   ------------------------   ----------------------
                                Received   Retained     Received     Retained     Received     Retained
                                --------   --------   -----------   ----------   ----------   ---------
The Commodore Majesty(R)            $          $      $506,236.18   $24,886.12   $71,863.15   $4,092.05

333-88300

The Commodore Helmsman(R)           $          $      $116,751.60   $30,431.84   $27,868.87   $1,759.46

333-88302


                     CALCULATION OF PERFORMANCE INFORMATION

MONEY MARKET SUBACCOUNT STANDARDIZED YIELD CALCULATION

In accordance with rules and regulations adopted by the Securities and Exchange Commission, the Company computes the Money Market Subaccount's current annualized yield for a seven-day period in a manner which does not take into consideration any realized or unrealized gains or losses on shares of the Money Market Portfolio, or on its portfolio securities. This current annualized yield is calculated according to the following formula:

YIELD = (BASE PERIOD RETURN/7)*365

     Where:

     BASE PERIOD RETURN = The percentage (or net) change in the Accumulation
                          Unit Value for the Money Market Subaccount ("AUV") over a 7-day period determined as follows:

          AUV at end of 7-day period - AUV at beginning of 7-day period

                        AUV at beginning of 7-day period

Because the Net Asset Value of the Money Market Portfolio rarely deviates from
1.000000 per unit, the change in the Accumulation Unit Value for the Money Market Subaccount (numerator of the above fraction) is ordinarily attributable exclusively to dividends paid and reinvested over the 7-day period less mortality and expense risk charges deducted from the Subaccount over the 7-day period. Because of the deductions for mortality and expense risk charges, the yield for the Money Market Subaccount of the Separate Account will be lower than the yield for the Money Market Portfolio or any comparable substitute-funding vehicle.

The Securities and Exchange Commission also permits the Company to disclose the effective yield of the Money Market Subaccount for the same 7-day period, which is yield determined on a compounded basis. The effective yield will be slightly higher than yield due to this compounding effect, and is calculated according to the following formula:

EFFECTIVE YIELD = [(BASE PERIOD RETURN + 1)(365/7)] - 1


The yields and effective yields for the Money Market Subaccount for the 7-day period ended December 31, 2004, are as follows:



                                 Total Separate
Contract and Registration No.   Account Charges   Yield   Effective Yield
-----------------------------   ---------------   -----   ---------------
The Commodore Majesty(R)

333-88300

The Commodore Helmsman(R)

333-88302


The yield on amounts held in the Money Market Subaccount normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields. The Money Market Subaccount's actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of the Money Market Portfolio or substitute funding vehicle, the types and quality of portfolio securities held by the Money Market Portfolio or substitute funding vehicle, and operating expenses. You may obtain current 7-day yield information for the Money Market Subaccount by calling the Company's Administrative Office toll free at 1-800-789-6771.

In addition, the yield figures do not reflect the effect of any taxes, Contingent Deferred Sales Charges or contract maintenance fees that may be applicable on surrender under any Contract.

AVERAGE ANNUAL TOTAL RETURN CALCULATION

The Company may from time to time disclose average annual total returns for one or more of the Subaccounts for various periods of time. Average annual total return quotations are computed by finding the average annual compounded rates of return over one-, five- and ten-year periods (or for such period of time as the underlying Subaccount has been available in the Separate Account) that would increase the initial amount invested to the ending redeemable value, according to the following formula:

P (1+T)(n) = ERV

Where:

     P   = a hypothetical initial payment of $1,000

     T   = average annual total return

     n   = number of years

     ERV = ending redeemable value, at the end of the one-, five-or ten-year period (or fractional portion thereof), of a hypothetical $1,000 payment made at the beginning of the one-, five-or ten-year period

Average annual total return may be presented in either standardized or non-standardized form. Average annual total return data may be either actual return or hypothetical return. It will be hypothetical if it reflects performance for a period of time before the Subaccount commenced operations. The SEC considers hypothetical performance to be non-standardized. The ERV for standardized data reflects the deduction of all recurring fees, such as contract maintenance fees, contingent deferred sales charges, administration charges and mortality and expense risk charges, which are charged to all Contracts of that type. The ERV for non-standardized data reflects the deduction of mortality and expense risk charges and administration charges, but not contract maintenance fees or contingent deferred sales charges. Non-standardized performance data will be advertised only if the requisite standardized performance data is also disclosed.

CUMULATIVE TOTAL RETURN CALCULATION

The Company may from time to time disclose cumulative total return for various periods of time. Cumulative total return reflects the performance of a Subaccount over the entire period presented. Cumulative total return may be either actual return or hypothetical return. It will be hypothetical if it reflects performance for a period of time before the Subaccount commenced operations. Cumulative total return is calculated using the following formula:

CTR = (ERV/P) - 1

Where:

     CTR = the cumulative total return net of Subaccount recurring charges, other than the contract maintenance fee, for the period

     ERV = ending redeemable value at the end of the one-, five-or ten-year period (or fractional portion thereof), of a hypothetical $1,000 payment made at the beginning of the one-, five-or ten-year period

     P   = a hypothetical initial payment of $1,000

Although cumulative total return can be presented in either standardized or non-standardized form, the Company currently advertises only non-standardized cumulative total return, which assumes a contingent deferred sales charge of 0%, and no contract maintenance fee. The contingent deferred sales charge is not reflected because the Contracts are designed as a long-term investment. If reflected, the contingent deferred sales charge would decrease the return shown. Non-standardized cumulative total return can only be advertised if standardized average annual total return is also disclosed.

Because the Separate Account will not commence operations until the effective date of this Registration Statement, no standardized performance data is available at the time of this filing. No non-standardized performance data will be presented until the requisite standardized performance data is available.

                                                                                    THE COMMODORE MAJESTY(R)
                                                                                        S.E.C. FILE NO.
                                                                                           333-88300
                                                                            ---------------------------------------
STANDARDIZED AVERAGE ANNUAL TOTAL RETURN DATA                                 CONTRACTS WITH     CONTRACTS WITH ALL
                                                                              NO ENDORSEMENTS       ENDORSEMENTS
(Data reflects  deduction of all recurring  charges including  contingent    (LOWEST POSSIBLE    (HIGHEST POSSIBLE
deferred sales charges and contract (or certificate) maintenance fees.          CHARGES)(1)          CHARGES)(2)
                                                                            ------------------   ------------------
                                                                                        FROM                 FROM
                                                                                     INCEPTION            INCEPTION
ALL PERIODS ENDING 12/31/2004                                               1 YEAR    DATE(3)    1 YEAR    DATE(3)
-----------------------------                                               ------   ---------   ------   ---------
AIM V.I. Capital Development Fund-Series II
AIM V.I. Core Stock Fund-Series I Shares
AIM V.I. Financial Services Fund-Series I Shares
AIM V.I. Government Securities Fund-Series II Shares
AIM V.I. Health Sciences Fund-Series I Shares
AIM V.I. Mid Cap Core Equity Fund-Series II
AIM V.I. Small Cap Equity Fund-Series II Shares(4)
AIM V.I. Small Company Growth Fund-Series I Shares
AIM V.I. Utilities Fund-Series II Shares
American Century VP Large Company Value-Class II Shares(4)
American Century VP Mid Cap Value-Class II Shares(4)
American Century VP Ultra(R)-Class II Shares(4)
American Century VP Vista(SM)-Class I Shares(4)
Dreyfus Technology Growth Portfolio-Initial Shares(4)
The Dreyfus Socially Responsible Growth Fund, Inc.-Service Shares
Dreyfus Stock Index Fund-Service Shares
Dreyfus VIF Appreciation Portfolio-Service Shares
Dreyfus VIF Money Market
Janus Aspen Series Balanced Portfolio-Service Shares
Janus Aspen Series Growth Portfolio-Service Shares
Janus Aspen Series International Growth Portfolio-Services Shares(4)
Janus Aspen Series Mid Cap Growth Portfolio-Services Shares
Janus Aspen Series Risk-Managed Core Portfolio-Service Shares(4)
Janus Aspen Series Worldwide Growth Portfolio-Service Shares
Neuberger Berman AMT Fasciano Portfolio-Class S
Neuberger Berman AMT Guardian Portfolio-Class S
Oppenheimer Balanced VA-Service Class
Oppenheimer Capital Appreciation VA-Service Class
Oppenheimer Global Securities VA -Service Class
Oppenheimer Main Street Fund VA-Service Class(4)
Oppenheimer Main Street Small Cap VA-Service Class
PBHG Large Cap Growth Portfolio
PBHG Mid-Cap Portfolio
PBHG Select Value Portfolio
PGHG Technology & Communications Portfolio
PIMCO High Yield-Administrative Class
PIMCO Real Return-Administrative Class
PIMCO Total Return-Administrative Class
Rydex VT Sector Rotation Fund
Strong Opportunity Fund II, Inc. Advisor Class
Strong VIF Mid Cap Growth Fund II
Van Kampen UIF Core Plus Fixed Income Portfolio-Class I
Van Kampen UIF U.S. Mid Cap Value Portfolio-Class I
Van Kampen UIF U.S. Real Estate Portfolio-Class I
Van Kampen UIF Value Portfolio-Class I

(1/) Annual mortality and expense risk charge of 1.50% and annual administrative charge of 0.15% of daily net asset value.



(2/) Annual mortality and expense risk charge of 2.45% and annual administrative charges of 0.15% of daily net asset value.



(3/) From Separate Account Commencement date (8/01/02) to 12/03/04 unless otherwise noted.



(4/) From inception date of the Subaccount (12/01/04) to 12/31/04.

                                                                                   THE COMMODORE HELMSMAN(R)
                                                                                        S.E.C. FILE NO.
                                                                                           333-88302
                                                                            ---------------------------------------
STANDARDIZED AVERAGE ANNUAL TOTAL RETURN DATA                                   CONTRACTS            CONTRACTS
(Data reflects deduction of all recurring charges including contingent        NO ENDORSEMENTS       ENDORSEMENTS
deferred sales charges and contract (or certificate) maintenance fees -      (LOWEST POSSIBLE     (HIGHEST POSSIBLE
data is the same for all Standard Contracts)                                   CHARGES)(1)           CHARGES)(2)
-------------------------------------------------------------------------   ------------------   ------------------
                                                                                        FROM                 FROM
                                                                                     INCEPTION            INCEPTION
ALL PERIODS ENDING 12/31/2004                                               1 YEAR    DATE (3)   1 YEAR    DATE (3)
-----------------------------                                               ------   ---------   ------   ---------
AIM V.I. Capital Development Fund-Series II
AIM V.I. Core Stock Fund-Series I Shares
AIM V.I. Financial Services Fund-Series I Shares
AIM V.I. Government Securities Fund-Series II Shares
AIM V.I. Health Sciences Fund-Series I Shares
AIM V.I. Mid Cap Core Equity Fund-Series II
AIM V.I. Small Cap Equity Fund-Series II Shares (4)
AIM V.I. Small Company Growth Fund-Series I Shares
AIM V.I. Utilities Fund-Series II Shares
American Century VP Large Company Value-Class II Shares (4)
American Century VP Mid Cap Value-Class II Shares (4)
American Century VP Ultra(R)-Class II Shares (4)
American Century VP Vista(SM)-Class I Shares (4)
Dreyfus Technology Growth Portfolio-Initial Shares (4)
The Dreyfus Socially Responsible Growth Fund, Inc.-Service Shares
Dreyfus Stock Index Fund-Service Shares
Dreyfus VIF Appreciation Portfolio-Service Shares
Dreyfus VIF Money Market
Janus Aspen Series Balanced Portfolio-Service Shares
Janus Aspen Series Growth Portfolio-Service Shares
Janus Aspen Series International Growth Portfolio-Services Shares (4)
Janus Aspen Series Mid Cap Growth Portfolio-Services Shares
Janus Aspen Series Risk-Managed Core Portfolio-Service Shares (4)
Janus Aspen Series Worldwide Growth Portfolio-Service Shares
Neuberger Berman AMT Fasciano Portfolio-Class S
Neuberger Berman AMT Guardian Portfolio-Class S
Oppenheimer Balanced VA-Service Class
Oppenheimer Capital Appreciation VA-Service Class
Oppenheimer Global Securities VA-Service Class
Oppenheimer Main Street Fund VA-Service Class (4)
Oppenheimer Main Street Small Cap VA-Service Class
PBHG Large Cap Growth Portfolio
PBHG Mid-Cap Portfolio
PBHG Select Value Portfolio
PGHG Technology & Communications Portfolio
PIMCO High Yield-Administrative Class
PIMCO Real Return-Administrative Class
PIMCO Total Return-Administrative Class
Rydex VT Sector Rotation Fund
Strong Opportunity Fund II, Inc.-Advisor Class
Strong VIF Mid Cap Growth Fund II
Van Kampen UIF Core Plus Fixed Income Portfolio-Class I
Van Kampen UIF U.S. Mid Cap Value Portfolio-Class I
Van Kampen UIF U.S. Real Estate Portfolio-Class I
Van Kampen UIF Value Portfolio-Class I

(1/) Annual mortality and expense risk charge of 1.50% and annual administrative charge of 0.15% of daily net asset value.

(2/) Annual mortality and expense risk charge of 2.45% and annual administrative charges of 0.15% of daily net asset value.


(3/) From Separate Account commencement date (8/01/02) to 12/03/04 unless otherwise noted.



(4/) From inception date of the Subaccount (12/01/04) to 12/31/04.

                                                                                   THE COMMODORE HELMSMAN(R)
NON STANDARDIZED                                                                        S.E.C. FILE NO.
AVERAGE ANNUAL TOTAL RETURN DATA                                                           333-88300
                                                                            ---------------------------------------
                                                                                CONTRACTS            CONTRACTS
(Data reflects deduction of mortality and expense risk charges, but not       NO ENDORSEMENTS       ENDORSEMENTS
contingent deferred sales charges or contract (or certificate)               (LOWEST POSSIBLE     (HIGHEST POSSIBLE
maintenance fees - data is the same for all Standard Contracts)                CHARGES)(1)           CHARGES)(2)
-------------------------------------------------------------------------   ------------------   ------------------
                                                                                        FROM                 FROM
                                                                                     INCEPTION            INCEPTION
ALL PERIODS ENDING 12/31/2004                                               1 YEAR    DATE (3)   1 YEAR    DATE (3)
-----------------------------                                               ------   ---------   ------   ---------
AIM V.I. Capital Development Fund-Series II
AIM V.I. Core Stock Fund-Series I Shares
AIM V.I. Financial Services Fund-Series I Shares
AIM V.I. Government Securities Fund-Series II Shares
AIM V.I. Health Sciences Fund-Series I Shares
AIM V.I. Mid Cap Core Equity Fund-Series II
AIM V.I. Small Cap Equity Fund-Series II Shares (4)
AIM V.I. Small Company Growth Fund-Series I Shares
AIM V.I. Utilities Fund-Series II Shares
American Century VP Large Company Value-Class II Shares (4)
American Century VP Mid Cap Value-Class II Shares (4)
American Century VP Ultra(R)-Class II Shares (4)
American Century VP Vista(SM)-Class I Shares (4)
Dreyfus Technology Growth Portfolio-Initial Shares (4)
The Dreyfus Socially Responsible Growth Fund, Inc.-Service Shares
Dreyfus Stock Index Fund-Service Shares
Dreyfus VIF Appreciation Portfolio-Service Shares
Dreyfus VIF Money Market
Janus Aspen Series Balanced Portfolio-Service Shares
Janus Aspen Series Growth Portfolio-Service Shares
Janus Aspen Series International Growth Portfolio-Services Shares (4)
Janus Aspen Series Mid Cap Growth Portfolio-Services Shares
Janus Aspen Series Risk-Managed Core Portfolio-Service Shares (4)
Janus Aspen Series Worldwide Growth Portfolio-Service Shares
Neuberger Berman AMT Fasciano Portfolio-Class S
Neuberger Berman AMT Guardian Portfolio-Class S
Oppenheimer Balanced VA-Service Class
Oppenheimer Capital Appreciation VA-Service Class
Oppenheimer Global Securities VA-Service Class
Oppenheimer Main Street Fund VA-Service Class (4)
Oppenheimer Main Street Small Cap VA-Service Class
PBHG Large Cap Growth Portfolio
PBHG Mid-Cap Portfolio
PBHG Select Value Portfolio
PGHG Technology & Communications Portfolio
PIMCO High Yield-Administrative Class
PIMCO Real Return-Administrative Class
PIMCO Total Return-Administrative Class
Rydex VT Sector Rotation Fund
Strong Opportunity Fund II, Inc.-Advisor Class
Strong VIF Mid Cap Growth Fund II
Van Kampen UIF Core Plus Fixed Income Portfolio-Class I
Van Kampen UIF U.S. Mid Cap Value Portfolio-Class I
Van Kampen UIF U.S. Real Estate Portfolio-Class I
Van Kampen UIF Value Portfolio-Class I





(1/) Annual mortality and expense risk charge of 1.25% and annual administrative charge of 0.15% of daily net asset value.

(2/) Annual mortality and expense risk charge of 2.10% and annual administrative charges of 0.15% of daily net asset value.

(3/) From Separate Account commencement date (8/01/02) to 12/03/04 unless otherwise noted.



(4/) From inception date of the Subaccount (12/01/04) to 12/31/04.

                                                                              THE COMMODORE HELMSMAN(R)
NON STANDARDIZED                                                                   S.E.C. FILE NO.
AVERAGE ANNUAL TOTAL RETURN DATA                                                      333-88302
                                                                       ---------------------------------------
(Data reflects deduction of all mortality and expense risk charges,         CONTRACTS            CONTRACTS
but not contingent deferred sales charges and contract (or               NO ENDORSEMENTS       ENDORSEMENTS
certificate) maintenance fees - data is the same for all Standard       (LOWEST POSSIBLE     (HIGHEST POSSIBLE
Contracts)                                                                 CHARGES)(1)          CHARGES)(2)
                                                                       ------------------   ------------------
                                                                                   FROM                 FROM
                                                                                INCEPTION            INCEPTION
ALL PERIODS ENDING 12/31/2004                                          1 YEAR     DATE(3)   1 YEAR     DATE(3)
-----------------------------                                          ------   ---------   ------   ---------
AIM V.I. Capital Development Fund-Series II
AIM V.I. Core Stock Fund-Series I Shares
AIM V.I. Financial Services Fund-Series I Shares
AIM V.I. Government Securities Fund-Series II Shares
AIM V.I. Health Sciences Fund-Series I Shares
AIM V.I. Mid Cap Core Equity Fund-Series II
AIM V.I. Small Cap Equity Fund-Series II Shares(4)
AIM V.I. Small Company Growth Fund-Series I Shares
AIM V.I. Utilities Fund-Series II Shares
American Century VP Large Company Value-Class II Shares(4)
American Century VP Mid Cap Value-Class II Shares(4)
American Century VP Ultra(R)-Class II Shares(4)
American Century VP Vista(SM)-Class I Shares(4)
Dreyfus Technology Growth Portfolio-Initial Shares(4)
The Dreyfus Socially Responsible Growth Fund, Inc.-Service Shares
Dreyfus Stock Index Fund-Service Shares
Dreyfus VIF Appreciation Portfolio-Service Shares
Dreyfus VIF Money Market
Janus Aspen Series Balanced Portfolio-Service Shares
Janus Aspen Series Growth Portfolio-Service Shares
Janus Aspen Series International Growth Portfolio-Services Shares(4)
Janus Aspen Series Mid Cap Growth Portfolio-Services Shares
Janus Aspen Series Risk-Managed Core Portfolio-Service Shares(4)
Janus Aspen Series Worldwide Growth Portfolio-Service Shares
Neuberger Berman AMT Fasciano Portfolio-Class S
Neuberger Berman AMT Guardian Portfolio-Class S
Oppenheimer Balanced VA-Service Class
Oppenheimer Capital Appreciation VA-Service Class
Oppenheimer Global Securities VA-Service Class
Oppenheimer Main Street Fund VA-Service Class (4)
Oppenheimer Main Street Small Cap VA-Service Class
PBHG Large Cap Growth Portfolio
PBHG Mid-Cap Portfolio
PBHG Select Value Portfolio
PGHG Technology & Communications Portfolio
PIMCO High Yield-Administrative Class
PIMCO Real Return-Administrative Class
PIMCO Total Return-Administrative Class
Rydex VT Sector Rotation Fund
Strong Opportunity Fund II, Inc.-Advisor Class
Strong VIF Mid Cap Growth Fund II
Van Kampen UIF Core Plus Fixed Income Portfolio-Class I
Van Kampen UIF U.S. Mid Cap Value Portfolio-Class I
Van Kampen UIF U.S. Real Estate Portfolio-Class I
Van Kampen UIF Value Portfolio-Class I






(1) Annual mortality and expense risk charge of 1.25% and annual administrative charge of 0.15% of daily net asset value.



(2) Annual mortality and expense risk charge of 2.10% and annual administrative charges of 0.15% of daily net asset value.

(3) From Separate Account commencement date (8/01/02) to 12/03/04 unless otherwise noted.



(4)  From inception date of the Subaccount (12/01/04) to 12/31/04.

OTHER PERFORMANCE MEASURES

Any of the Contracts may be compared in advertising materials to certificates of deposit ("CDs") or other investments issued by banks or other depository institutions. Variable annuities differ from bank investments in several respects. For example, variable annuities may offer higher potential returns than CDs. However, unless you have elected to invest in only the fixed account options, the Company does not guarantee your return. Also, none of your investments under the Contract, whether allocated to the fixed account options or to a Subaccount, are FDIC-insured.


Advertising materials for any of the Contracts may, from time to time, address retirement needs and investing for retirement, the usefulness of a tax-qualified retirement plan, saving for college, or other investment goals. Advertising materials for any of the Contracts may discuss, generally, the advantages of investing in a variable annuity and the Contracts' particular features and their desirability and may compare Contract features with those of other issuers. Advertising materials may also include a discussion of the balancing of risk and return in connection with the selection of investment options under the Contracts and investment alternatives generally, as well as a discussion of the risks and attributes associated with the investment options under the Contracts. A description of the tax advantages associated with the Contracts, including the effects of tax-deferral under a variable annuity, or under a retirement plan generally, may be included as well. Advertising materials for any of the Contracts may quote or reprint financial or business publications and periodicals, including model portfolios or allocations as they relate to current economic and political conditions, management and composition of the underlying Portfolios, investment philosophy, investment techniques, and desirability of owning the Contract and other products and services offered by the Company or GAA.


The Company or GAA may provide information designed to help individuals understand their investment goals and explore various financial strategies. Such information may include: information about current economic, market and political conditions; materials that describe general principles of investing, such as asset allocation, diversification, risk tolerance and goal setting; questionnaires designed to help create a personal financial profile; worksheets used to project savings needs based on assumed rates of inflation and hypothetical rates of return; and alternative investment strategies and plans.

Ibbotson Associates of Chicago, Illinois ("Ibbotson"), provides historical returns of the capital markets in the United States, including common stocks, small capitalization stocks, long-term corporate bonds, intermediate-term government bonds, long-term government bonds, Treasury bills, the U.S. rate of inflation (based on Consumer Price Index), and combinations of various capital markets based on the returns of different indices.

Advertising materials for any of the Contracts may use the performance of these capital markets in order to demonstrate general risk-versus-reward investment scenarios. Performance comparisons may also include the value of a hypothetical investment in any of these capital markets. The risk associated with the security types in any capital market may or may not correspond directly to those of the Subaccounts and the Portfolios. Advertising materials may also compare performance to that of other compilations or indices that may be developed and made available in the future.

In addition, advertising materials may quote various measures of volatility and benchmark correlation for the Subaccounts and the respective Portfolios and compare these volatility measures and correlation with those of other separate accounts and their underlying funds. Measures of volatility seek to compare a Subaccount's, or its underlying Portfolio's, historical share price fluctuations or total returns to those of a benchmark. Measures of benchmark correlation indicate how valid a comparative benchmark may be. All measures of volatility and correlation are calculated using averages of historical data.

                        BENEFIT UNITS - TRANSFER FORMULAS

Transfers of a Contract owner's Benefit Units between Subaccounts during the Benefit Payment Period are implemented according to the following formulas:

     The number of Benefit Units to be transferred from a given Subaccount is BU1 (trans).

     The number of the Contract Owner's Benefit Units remaining in such Subaccount (after the transfer)

     = UNIT1 - BU1 (trans)

     The number of Benefit Units transferred to the new Subaccount is BU2
     (trans).

     BU2 (trans) = BU1 (trans) * BUV1/BUV2.

     The number of the Contract Owner's Benefit Units in the new Subaccount (after the transfer)

     = UNIT2 + BU2 (trans).

Subsequent variable dollar benefit payments will be based on the number of the Contract Owner's Benefit Units in each Subaccount (after the transfer) as of the next variable dollar benefit payment's due date.

Where:

     BU1 (trans) is the number of the Contract Owner's Benefit Units transferred from a given Subaccount.

     BU2 (trans) is the number of the Contract Owner's Benefit Units transferred into the new Subaccount.

     BUV1 is the Benefit Unit Value of the Subaccount from which the transfer is being made as of the end of the Valuation Period in which the transfer request was received.

     BUV2 is the Benefit Unit Value of the Subaccount to which the transfer is being made as of the end of the Valuation Period in which the transfer request was received.

     UNIT1 is the number of the Contract owner's Benefit Units in the Subaccount from which the transfer is being made, before the transfer.

     UNIT2 is the number of the Contract owner's Benefit Units in the Subaccount to which the transfer is being made, before the transfer.

                               FEDERAL TAX MATTERS

The following discussion supplements the discussion of federal tax matters in the prospectuses for the Contracts. This discussion is general and is not intended as tax advice. Federal income tax laws or the interpretation of those laws by the Internal Revenue Service may change at any time.

TAXATION OF SEPARATE ACCOUNT INCOME

The Company is taxed as a life insurance company under Part I of Subchapter L of the Internal Revenue Code ("IRC"). Since the Separate Account is not an entity separate from the Company, and its operations form a part of the Company, it will not be taxed separately as a "Regulated Investment Company" under Subchapter M of the IRC. Investment income and realized capital gains are automatically applied to increase reserves under the Contracts. Under existing federal income tax law, the Company believes that it will not be taxed on the Separate Account investment income and realized net capital gains to the extent that such income and gains are applied to increase the reserves under the Contracts.

Accordingly, the Company does not anticipate that it will incur any federal income tax liability attributable to the Separate Account and, therefore, the Company does not intend to make provisions for any such taxes. However, if changes in the federal tax laws or interpretations thereof result in the Company being taxed on income or gains attributable to the Separate Account, then the Company may impose a charge against the Separate Account (with respect to some or all Contracts) to reflect such taxes.

In certain circumstances, owners of individual variable annuity contracts may be considered the owners, for federal income tax purposes, of the assets of the separate accounts used to support their contracts. In those circumstances, income and gains from the separate account assets would be included in the owner's gross income. The Internal Revenue Service has stated in published rulings that a variable contract owner will be considered the owner of separate account assets if the owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets.

The Treasury Department has also announced, in connection with the issuance of regulations concerning diversification, that those regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor (i.e., the owner), rather than the insurance company, to be treated as the owner of the assets in the account." This announcement also stated that guidance would be issued by way of regulations or rulings on the "extent to which policyholders may direct their investments to particular Subaccounts without being treated as owners of the underlying assets." As of the date of this statement of additional information, no guidance has been issued.

The ownership rights under the Contracts are similar to, but different in certain respects from, those described by the Internal Revenue Service in rulings in which it was determined that contract owners were not owners of separate account assets. For example, the owner of a Contract has more flexibility in allocating purchase payments and Account Value that was contemplated in the rulings. These differences could result in an owner being treated as the owner of a pro rata portion of the assets of the Separate Account and/or Fixed Account. In addition, the Company does not know what standards will be set forth, if any, in the regulations or rulings that the Treasury Department has stated it expects to issue. The Company therefore reserves the right to modify the Contracts as necessary to attempt to prevent an owner from being considered the owner of a pro rata share of the assets of the Separate Account.

TAX DEFERRAL ON NON-TAX QUALIFIED CONTRACTS

Section 817(h) of the Code requires that with respect to non-tax qualified Contracts, the investments of the Portfolios be "adequately diversified" in accordance with Treasury regulations in order for the Contracts to qualify as annuity contracts under federal tax law. The Separate Account, through the Portfolios, intends to comply with the diversification requirements prescribed by the Treasury in Reg. Sec. 1.817-5, which affect how the Portfolios' assets may be invested. Failure of a Portfolio to meet the diversification requirements would result in loss of tax deferred status to owners of non-tax qualified Contracts.

                              FINANCIAL STATEMENTS


The audited financial statements of the Separate Account and the Company at, and for the years ended, December 31, 2004 and 2003 are included herein. The financial statements of the Company included in this Statement of Additional Information should be considered only as bearing on the ability of the Company to meet its obligations under the Contracts. They should not be considered as bearing on the investment performance of the assets held in the Separate Account.

[AUDITED FINANCIAL STATEMENTS DATED 12/31/04 AND 12/31/03 TO BE ADDED.]

PART C
 OTHER INFORMATION - 333-88300
 ITEM 24 FINANCIAL STATEMENTS AND EXHIBITS

      (a) Financial Statements

                  All required Financial Statements are included in Part A or B of this Registration Statement.


      (b) Exhibits


(1) Resolution of the Board of Directors of Annuity Investors Life Insurance Company (R) authorizing establishment of Annuity Investors(R) Variable Account C. (6/)

(2)               Not Applicable.

(3)         (a)   Distribution Agreement between Annuity Investors Life
                  Insurance Company(R) and Great American Advisors(R), Inc. (6/)

            (b) Form of Selling Agreement between Annuity Investors Life Insurance Company(R), Great American Advisors(R), Inc. and another Broker-Dealer. (6/).
                  Individual and Group Contract Forms and Endorsements.

(4)         (a)   Form of Qualified Individual Flexible Premium Deferred
                  Variable Annuity Contract. (6/)



            (b) Form of Non-Qualified Individual Flexible Premium Deferred Variable Annuity Contract. (6/)

            (c) Form of Guaranteed Minimum Income Benefit Endorsement to Non-Qualified Individual Contract. (6/)

            (d) Form of Guaranteed Minimum Income Benefit Endorsement to Qualified Individual Contract. (6/)

            (e)   Form of Enhanced Death Benefit Rider to Individual Contract.
                  (6/)

            (f) Form of Earnings Enhancement Benefit Rider to Individual Contract. (6/)


            (g)   Form of Loan Endorsement to Individual Contract. (6/)

            (h) Form of Tax Sheltered Annuity Endorsement to Individual Contract. (6/)

            (i) Form of Qualified Pension Profit Sharing and Annuity Plan Endorsement to Individual Contract. (6/)

            (j)   Form of Employer Plan Endorsement to Individual Contract. (6/)

            (k) Form of Individual Retirement Annuity Endorsement to Individual Contract. (6/)

            (l) Form of Texas Optional Retirement Program Endorsement to Individual Contract. (6/)

            (m)   Form of Long-Term Care Waiver Rider to Individual Contract.
                  (6/)

            (n)   Form of SIMPLE IRA Endorsement to Individual Contract. (6/)

            (o) Form of Roth IRA Endorsement to Qualified Individual Contract. (6/)

            (p) Form of Governmental Section 457 Plan Endorsement to Qualified Individual Contract. (6/)

            (q) Form of Unisex Endorsement to Non-Qualified Individual Contract. (6/)

            (r)   Form of Unisex Endorsement to Qualified Individual Contract.
                  (6/)

            (s) Revised Form of Qualified Individual Flexible Premium Deferred Variable Annuity. (9/)

            (t) Revised Form of Non-Qualified Individual Flexible Premium Deferred Variable Annuity. (9/)


            (u) Form of Loan Restriction Endorsement to Individual Contract. (filed herewith)


(5)         (a)   Form of Application for Individual Flexible Premium Deferred
                  Annuity Contract -- Order Ticket used in lieu thereof .(6/)

(6)         (a)   Articles of Incorporation of Annuity Investors Life Insurance
                  Company(R). (2/)

            (b) Amendment to Articles of Incorporation adopted April 9, 1996 and approved by Secretary of State of Ohio on July 11, 1996. (3/)

            (c) Amendment to Articles of Incorporation adopted August 9, 1996 and approved by Secretary of State of Ohio on December 3, 1996. (3/)

      (d)   Code of Regulations of Annuity Investors Life Insurance Company(R).
            (5/)

(7)               Not Applicable.

(8)               Other Material Contracts

            (a) Service Agreement between Annuity Investors Life Insurance Company and American Annuity Group, Inc. (n/k/a Great American Financial Resources, Inc.) (3/)

            (b) Agreement Between AAG Securities Inc. (n/k/a Great American Advisors(R), Inc. and AAG Insurance Agency, Inc.)(3/)

            (c) Investment Services Agreement between Annuity Investors Life Insurance Company(R) and American Annuity Group, Inc. (n/k/a Great American Financial Resources, Inc.) (3/)

            (d) Participation Agreement dated April 4, 2001, among Annuity Investors Life Insurance

                  Company(R), AIM Advisors, Inc., and AIM Variable Insurance Funds. (6/)

            (e) Amendment effective July 1, 2002, to Participation Agreement dated April 4, 2001, among Annuity Investors Life Insurance Company(R), AIM Advisors, Inc., and AIM Variable Insurance Funds. (6/)

            (f) Administrative Services Agreement dated April 4, 2001, between Annuity Investors Life Insurance Company(R) and AIM Advisors, Inc. (6/)

            (g) Agreement with Respect to Trademarks and Fund Names dated April 4, 2001, between Annuity Investors Life Insurance Company(R), Great American Advisors, Inc., AIM Management Group, Inc. and AIM Variable Insurance Funds. (6/)

            (h) Distribution Services Agreement dated July 1, 2002, between Annuity Investors Life Insurance Company and AIM Distributors. (6/)

            (i) Letter Agreement dated July 1, 2002, between Annuity Investors Life Insurance Company(R) and Dreyfus Service Corporation. (6/)

            (j) Amended and Restated Letter Agreement dated April 24th, 1997 by and among The Dreyfus Corporation and Annuity Investors Life Insurance Company(R). (3/)

            (k) Amendment dated July 1, 2002, to the Amended and Restated Letter Agreement dated April 24th, 1997 by and among The Dreyfus Corporation and Annuity Investors Life Insurance Company(R). (6/)

            (l) Fund Participation Agreement dated November 21, 1995 among ANNUITY INVESTORS LIFE INSURANCE COMPANY(R) And DREYFUS LIFE AND ANNUITY INDEX FUND, INC. (D/B/A DREYFUS STOCK INDEX FUND). (3/)

            (m) Amendment dated July 1, 2002, to Fund Participation Agreement dated November 21, 1995 among ANNUITY INVESTORS LIFE INSURANCE COMPANY(R) and DREYFUS LIFE AND ANNUITY INDEX FUND, INC. (d/b/a DREYFUS STOCK INDEX FUND). (6/)

            (n) Fund Participation Agreement dated November 21, 1995 among ANNUITY INVESTORS LIFE INSURANCE COMPANY(R) and THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC. (3/)

            (o) Amendment dated July 1, 2002, to Fund Participation Agreement dated November 21, 1995 among ANNUITY INVESTORS LIFE INSURANCE COMPANY(R) and THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC. (6/)

            (p) Fund Participation Agreement dated November 21, 1995 among ANNUITY INVESTORS LIFE INSURANCE COMPANY(R) and DREYFUS VARIABLE INVESTMENT FUND. (3/)

            (q) Amendment dated July 1 2002, to Fund Participation Agreement dated November 21, 1995 among ANNUITY INVESTORS LIFE INSURANCE COMPANY(R) and DREYFUS VARIABLE INVESTMENT FUND. (6/)

            (r) Participation Agreement dated May 30, 1997, among Annuity Investors Life Insurance Company(R), INVESCO Variable Investment Funds, Inc., and INVESCO Funds Group, Inc. (3/)

            (s) Amendment effective May 1, 2001, to Participation Agreement dated May 30, 1997, among Annuity Investors Life Insurance Company(R), INVESCO Variable Investment Funds, Inc., and INVESCO Funds Group, Inc. (6/)

            (t) Amendment effective July 1, 2002, to Participation Agreement dated May 30, 1997, among Annuity Investors Life Insurance Company(R), INVESCO Variable Investment Funds, Inc., and INVESCO Funds Group, Inc. (6/)

            (u) Letter Agreement effective June 6, 1997, between Annuity Investors Life Insurance Company(R) and INVESCO Funds Group, Inc. (4/)

            (v) Amendment dated July 1, 2002, to Letter Agreement effective June 6, 1997, between Annuity Investors Life Insurance Company(R) and INVESCO Funds Group, Inc. (6/)

            (w) Fund Participation Agreement (Service Shares) dated March 1, 2001, between Janus Aspen Series and Annuity Investors Life Insurance Company(R). (6/)

            (x) Amendment dated July 1, 2002, to Fund Participation Agreement (Service Shares) dated March 1, 2001, between Janus Aspen Series and Annuity Investors Life Insurance Company(R). (6/)

            (y) Distribution and Shareholder Services Agreement (Service Shares) dated May 1, 2001, between Annuity Investors Life Insurance Company(R) and Janus Distributors, Inc. (6/)

            (z) Fund Participation Agreement dated July 1, 2002, among NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST, NEUBERGER BERMAN MANAGEMENT INC., and

                  ANNUITY INVESTORS LIFE INSURANCE COMPANY(R). (6/)

            (aa) Letter Agreement dated July 1, 2002, between Neuberger Berman Management Inc. and Annuity Investors Life Insurance Company(R). (6/)

            (bb) Participation Agreement dated July 1, 2002, among Annuity Investors Life Insurance Company, Oppenheimer Variable Account Funds and Oppenheimer Funds, Inc. (6/)

            (cc) Letter Agreement dated July 1, 2002, between Annuity Investors Life Insurance Company(R) and Oppenheimer Funds, Inc. (6/)

            (dd) Fund Participation Agreement dated May 1, 1997, among the PBHG INSURANCE SERIES FUND, PILGRIM, BAXTER & ASSOCIATES, LTD., and ANNUITY INVESTORS LIFE INSURANCE COMPANY(R). (3/)

            (ee) Amendment Number 1 dated as of May 1, 2001, to Fund Participation Agreement dated May 1, 1997, among the PBHG INSURANCE SERIES FUND, PILGRIM, BAXTER & ASSOCIATES, LTD., and ANNUITY INVESTORS LIFE INSURANCE COMPANY(R). (6/)

            (ff) Amendment Number 2 dated as of July 1, 2001, to Fund Participation Agreement dated May 1, 1997, among the PBHG INSURANCE SERIES FUND, PILGRIM, BAXTER & ASSOCIATES, LTD., and ANNUITY INVESTORS LIFE INSURANCE COMPANY(R). (6/)

            (gg) Letter Agreement dated July 1, 2002, between Pilgrim Baxter & Associates, Ltd., Great American Life Insurance Company of New York and Annuity Investors Life Insurance Company(R). (6/)

            (hh) Letter Agreement dated July 1, 2002, between Pilgrim Baxter & Associates, Ltd., Great American Life Insurance Company of New York and Annuity Investors Life Insurance Company(R). (6/)

            (ii) Services Agreement dated July 1, 2002, between Pacific Investment Management Company LLC and Annuity Investors Life Insurance Company(R). (6/)

            (jj) Services Agreement dated July 1, 2002, between PIMCO Variable Insurance Trust and Annuity Investors Life Insurance Company(R). (6/)

            (kk) Participation Agreement dated July 1, 2002, among Annuity Investors Life Insurance Company(R), RYDEX VARIABLE TRUST, and RYDEX DISTRIBUTORS, INC. (6/)

            (ll) Investor Services Agreement dated July 1, 2002, between Rydex Distributors, Inc. and Annuity Investors Life Insurance Company(R). (6/)

            (mm) Participation Agreement dated April 25, 1997, among Annuity Investors Life Insurance Company(R), Strong Variable Insurance Funds, Inc., Strong Special Fund II, Inc. (n/k/a Strong Opportunity Fund II, Inc.), Strong Capital Management, Inc., and Strong Funds Distributors, Inc. (3/)

            (nn) Amendment dated July 1, 2002, to Participation Agreement dated April 25, 1997, among Annuity Investors Life Insurance Company(R), Strong Variable Insurance Funds, Inc., Strong Special Fund II, Inc. (n/k/a Strong Opportunity Fund II, Inc.), Strong Capital Management, Inc., and Strong Funds Distributors, Inc. (6/)

            (oo) Letter Agreement dated April 25, 1997, among Strong Capital Management, Inc., Annuity Investors Life Insurance Company(R), Strong Variable Insurance Funds, Inc., Strong Special Fund II, Inc. (n/k/a Strong Opportunity Fund II, Inc.), and Strong Funds Distributors, Inc. (3/)

            (pp) Amendment dated July 1, 2002, to Letter Agreement dated April 25, 1997, among Strong Capital Management, Inc., Annuity Investors Life Insurance Company(R), Strong Variable Insurance Funds, Inc., Strong Special Fund II, Inc. (n/k/a Strong Opportunity Fund II, Inc.), and Strong Funds Distributors, Inc. (6/)

            (qq) Distribution and Shareholder Services Agreement dated July 1, 2002, between Strong Investments, Inc. and Annuity Investors Life Insurance Company(R). (6/)

            (rr) Participation Agreement dated May 1, 1997 among Annuity Investors Life Insurance Company(R), Morgan Stanley Universal Funds, Inc. (n/k/a The Universal Institutional Funds, Inc.), Morgan Stanley Asset Management Inc. (n/k/a Morgan Stanley Investment Management Inc.), and Miller Anderson & Sherrerd, LLP (n/k/a Morgan Stanley Investments LP). (3/)

            (ss) Amendment dated July 1, 2002, to Participation Agreement dated May 1, 1997 among Annuity Investors Life Insurance Company(R), Morgan Stanley Universal Funds, Inc. (n/k/a The Universal Institutional Funds, Inc.), Morgan Stanley Asset Management Inc. (n/k/a Morgan Stanley Investment Management Inc.), and Miller Anderson & Sherrerd, LLP (n/k/a

                  Morgan Stanley Investments LP). (6/)

            (tt) Letter Agreement dated July 1, 2002, among Annuity Investors Life Insurance Company(R), Morgan Stanley Investment Management Inc. and Morgan Stanley Investments LP. (6/)

            (uu) Amendment to Fund Participation Agreement dated December 8, 2003 by and among PBHG Insurance Series Fund, Pilgrim Baxter & Associates, Ltd. and Annuity Investors Life Insurance Company(R). (10/)

            (vv) Amendment dated October 31, 2001 to Participation Agreement by and between Annuity Investors Life Insurance Company(R), INVESCO Funds Group, Inc. and INVESCO Variable Investment Funds, Inc. (10/)

            (ww) Amendment to Amended and Restated Fund Participation Agreement effective as of January 26, 2004 by and between Annuity Investors Life Insurance Company(R), INVESCO Funds Group, Inc. and INVESCO Variable Investment Funds, Inc. (10/)

            (xx) Amendment to Amended and Restated Fund Participation Agreement effective as of December 29, 2003 between Merrill Lynch Variable Series Funds, Inc. and Annuity Investors Life Insurance Company(R). (10/)


            (yy) Amendment dated April 30, 2004 to Participation Agreement by and among AIM Variable Insurance Funds, AIM Distributors, Inc., Annuity Investors Life Insurance Company(R), and Great American Advisors(R), Inc. (filed herewith)



            (zz) Amendment dated December 1, 2004 to Participation Agreement by and between Annuity Investors Life Insurance Company(R), PIMCO Variable Insurance Trust and PIMCO Fund Distributors LLC. (filed herewith)



           (aaa) Shareholder Services Agreement dated November 10, 2004 by and between Annuity Investors Life Insurance Company(R) and American Century Investment Services, Inc. (filed herewith)



           (bbb) Second Amendment dated December 1, 2004 to Agreement by and between the Dreyfus Corporation and Annuity Investors Life Insurance Company(R). (filed herewith)


      (9)         Opinion(6/) and Consent of Counsel (11/)

      (10)        Consent of Auditors. (11/)

      (11)        Not Applicable.

      (12)        Not Applicable.

      (13)        Schedule for Computation of Performance Quotations. (11/)

      (14)        Not Applicable.

      (15)        Powers of Attorney.(11/)

(1/) Incorporated by reference to Form N-4 filed on behalf of Annuity Investors(R) Variable Account C, SEC file No. 333-88300, on May 15, 2002

(2/) Incorporated by reference to Form N-4 filed on behalf of Annuity Investors(R) Variable Account B, SEC File No. 333-19725, on December 23, 1996.

(3/) Incorporated by reference to Pre-Effective Amendment No. 1, filed on behalf of Annuity Investors(R) Variable Account B, SEC File No. 333-19725, on June 3, 1997.

(4/) Incorporated by reference to Post Effective Amendment No. 2 filed on behalf of Annuity Investors(R) Variable Account B, SEC File No. 333-19725, on April 29, 1998.

(5/) Incorporated by reference to Post Effective Amendment No. 3 filed on behalf of Annuity Investors(R) Variable Account B, SEC File No. 333-51955, on November 17, 1998.

(6/) Filed with Pre-Effective Amendment No.1 filed on behalf of Annuity Investors(R) Variable Account C, SEC File No. 333-88300 on July 25, 2002.

(7/) Filed with Pre-Effective Amendment No.1 filed on behalf of Annuity Investors(R) Variable Account C, SEC File No. 333-88300 on February 28, 2003.

(8/) Incorporated by reference to Post Effective Amendment No. 12 filed on behalf of Annuity Investors(R) Variable Account B, SEC File No. 333-19725, on April 30,2003.

(9/) Incorporated by reference to Post-Effective Amendment No. 5 filed on behalf of Annuity Investors(R) Variable Account C, SEC File No. 333-8830, on February 27, 2004

(10/) Filed with Post-Effective Amendment No. 3 filed on behalf of Annuity
      Investors(R) Variable Account C, SEC File No. 333-88300 on April 30, 2004.

(11/) To be filed by amendment.

ITEM  25. DIRECTORS AND OFFICERS OF ANNUITY INVESTORS LIFE INSURANCE COMPANY(R)

                              PRINCIPAL                POSITIONS AND OFFICES
       NAME                BUSINESS ADDRESS               WITH THE COMPANY
----------------------     ----------------           -------------------------------
Charles R. Scheper               (1)                  President & Chief Executive
                                                      Officer and Director
Stephen Craig Lindner            (1)                  Director
Mark Francis Muething            (1)                  Executive Vice President,
                                                      Secretary, General Counsel,
                                                      and Director
Christopher P. Miliano           (1)                  Director
Michael J. Prager                (1)                  Director
Adrienne Kessling                (1)                  Senior Vice President-Operations
Catherine A. Crume               (1)                  Vice President
John P. Gruber                   (1)                  Vice President
James L. Henderson               (1)                  Vice President
John O'Shaughnessy               (1)                  Vice President & Actuary
Gary L. Peters                   (1)                  Vice President-Variable Annuity
                                                      Sales
Dale Herr                        (1)                  Assistant Vice President &
                                                      Actuary
D. Quentin Reynolds              (1)                  Assistant Vice President

Rebecca J. Schriml               (1)                  Assistant Vice President
Richard Sutton                   (1)                  Assistant Vice President & Chief
                                                      Actuary
Richard L. Magoteaux             (1)                  Treasurer
William C. Ellis                 (1)                  Assistant Treasurer
Thomas E. Mischell               (1)                  Assistant Treasurer

(1)   P.O. Box 5423, Cincinnati, Ohio 45201-5423

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR AND REGISTRANT.

The Depositor, Annuity Investors Life Insurance Company(R) , is a wholly owned subsidiary of Great American(R) Life Insurance Company, which is a wholly owned subsidiary of Great American Financial Resources(R), Inc. The Registrant, Annuity Investors(R) Variable Account C, is a segregated asset account of Annuity Investors Life Insurance Company(R).

The following chart indicates the persons controlled by or under common control with the Company:

                                                               DATE OF       % OWNERSHIP OF
                   COMPANY             STATE OF DOMICILE    INCORPORATION.       PARENT                NATURE OF BUSINESS
------------------------------------  --------------------  --------------   --------------  -------------------------------------
American Financial Group, Inc.               Ohio             07/01/1997                     Diversified Financial Holding Company
American Financial Capital Trust I         Delaware           09/14/1996           100              Statutory Business Trust
American Financial Enterprises,
Inc.                                     Connecticut          01/01/1871           100(2)         Closed End Investment Company
American Money Management
Corporation                                  Ohio             03/01/1973           100           Securities Management Company
American Security Transfer Company
 Limited Partnership                         Ohio             01/01/1991          9334(2)             Limited Partnership
APU Holding Company                          Ohio             10/15/2003           100                  Holding Company
 American Premier Underwriters,
  Inc.                                   Pennsylvania         04/13/1846           100                Diversified Company
  The  Ann Arbor Railroad Company          Michigan           09/21/1895            99                      Inactive
  The  Associates of the Jersey
  Company                                 New Jersey          11/10/1804           100                      Inactive
  Cal Coal, Inc.                           Illinois           05/30/1979           100                      Inactive
  Delbay Corporation                       Delaware           12/27/1962           100                      Inactive
  Great Southwest Corporation              Delaware           10/25/1978           100               Real Estate Developer
   World Houston, Inc.                     Delaware           05/30/1974           100               Real Estate Developer
  The  Indianapolis Union Railway
   Company                                 Indiana            11/19/1872           100                      Inactive
  Lehigh Valley Railroad Company         Pennsylvania         04/21/1846           100                      Inactive
  Magnolia Alabama Holdings, Inc.          Delaware           05/18/2004           100                  Holding Company
   Magnolia Alabama Holdings LLC           Alabama            05/24/2004           100                    Real Estate
  The  Owasco River Railway, Inc.          New York           06/02/1881           100                      Inactive
  PCC Real Estate, Inc.                    New York           12/15/1986           100                  Holding Company
   PCC Chicago Realty Corp                 New York           12/23/1986           100               Real Estate Developer
   PCC Gun Hill Realty Corp                New York           12/18/1985           100               Real Estate Developer
   PCC Michigan Realty, Inc.               Michigan           11/09/1987           100               Real Estate Developer
   PCC Scarsdale Realty Corp               New York           06/01/1986           100               Real Estate Developer
    Scarsdale Depot Associates, LP         Delaware           05/05/1989            80               Real Estate Developer
  PCC Technical Industries, Inc.          California          03/07/1955           100                  Holding Company
   ESC, Inc.                              California          11/02/1962           100                      Inactive
   Marathon Manufacturing Companies,
    Inc.                                   Delaware           11/18/1983           100                  Holding Company
    Marathon Manufacturing Company         Delaware           12/07/1979           100                      Inactive
   PCC Maryland Realty Corp                Maryland           08/18/1993           100            Real Estate Holding Company
   Penn Camarillo Realty Corp             California          11/24/1992           100            Real Estate Holding Company
  Penn Central Energy Management
  Company                                  Delaware           05/11/1987           100                      Inactive
  Penn Towers, Inc.                      Pennsylvania         08/01/1958           100                      Inactive
  Pennsylvania-Reading Seashore
   Lines                                  New Jersey          06/14/1901          6667                     Inactive
  Pittsburgh and Cross Creek
  Railroad Company                       Pennsylvania         08/14/1970            83                      Inactive
  Terminal Realty Penn Co             District of Columbia    09/23/1968           100                      Inactive
  United Railroad Corp                     Delaware           11/25/1981           100                      Inactive
   Detroit Manufacturers Railroad
    Company                                Michigan           01/30/1902            82                      Inactive
  Waynesburg Southern Railroad
   Company                               Pennsylvania         09/01/1966           100                      Inactive
 GAI (Bermuda) Ltd                         Bermuda            04/06/1998           100                  Holding Company
  GAI Insurance Company, Ltd               Bermuda            09/18/1989           100                    Reinsurance

  Hangar Acquisition Corp                                     Ohio         10/06/1995  100            Aircraft Investment
  The  New York and Harlem Railroad Company                 New York       04/25/1831   97                  Inactive
  PLLS, Ltd                                                Washington      05/14/1990  100              Insurance Agency
  Premier Lease & Loan Services Insurance Agency, Inc.     Washington      12/27/1983  100              Insurance Agency
   Premier Lease & Loan Insurance Services BV           The Netherlands    08/24/1999  100              Insurance Agency
  Premier Lease & Loan Services of Canada, Inc.            Washington      02/28/1991  100              Insurance Agency
  Republic Indemnity Company of America                    California      12/05/1972  100      Workers' Compensation Insurance
   Republic Indemnity Company of California                California      10/13/1982  100      Workers' Compensation Insurance
   Republic Indemnity Medical Management, Inc.             California      03/25/1996  100                  Inactive
  Risico Management Corporation                             Delaware       01/10/1989  100              Risk Management
 Dixie Terminal Corporation                                   Ohio         04/23/1970  100        Real Estate Holding Company
 Fairmont Holdings, Inc.                                      Ohio         12/15/1983  100              Holding Company
 Flextech Holding Co, Inc.                                    Ohio         08/31/2000  100            Packing Manufacturer
 FWC Corporation                                              Ohio         03/16/1983  100         Financial Services Company
 Great American Holding, Inc.                                 Ohio         07/25/2002  100              Holding Company
  American Empire Surplus Lines Insurance Company           Delaware       07/15/1977  100     Excess and Surplus Lines Insurance
   American Empire Insurance Company                          Ohio         11/26/1979  100        Property/Casualty Insurance
    American Empire Underwriters, Inc.                       Texas         05/19/1976  100              Insurance Agency
  Great American International Insurance Limited            Ireland        01/05/2004  100             Insurance Company
  Mid-Continent Casualty Company                            Oklahoma       02/26/1947  100        Property/Casualty Insurance
   Mid-Continent Insurance Company                          Oklahoma       08/13/1992  100        Property/Casualty Insurance
   Oklahoma Surety Company                                  Oklahoma       08/05/1968  100     Special Coverage Insurance Company
Great American Insurance Company                              Ohio         03/07/1872  100        Property/Casualty Insurance
  AFC Coal Properties, Inc.                                   Ohio         12/18/1996  100            Coal Mining Company
  American Signature Underwriters, Inc.                       Ohio         04/08/1996  100              Insurance Agency
  American Special Risk, Inc.                               Illinois       12/29/1981  100  Insurance Broker/Managing General Agency
  Aviation Specialty Managers, Inc.                          Texas         09/07/1965  100          Managing General Agency
  Brothers Property Corporation                               Ohio         09/08/1987   80            Real Estate Manager
   Brothers Pennsylvanian Corporation                     Pennsylvania     12/23/1994  100            Real Estate Manager
   Brothers Port Richey Corporation                         Florida        12/06/1993  100            Real Estate Manager
   Brothers Property Management Corporation                   Ohio         09/25/1987  100           Real Estate Management
   Brothers Railyard Corporation                             Texas         12/14/1993  100            Real Estate Manager
  Crop Managers Insurance Agency, Inc.                       Kansas        08/09/1989  100              Insurance Agency
  Dempsey & Siders Agency, Inc.                               Ohio         05/09/1956  100              Insurance Agency
  El Aguila, Compania de Seguros, SA de CV                   Mexico        11/24/1994  100        Property/Casualty Insurance
    Financiadora de Primas Condor, SA de CV                  Mexico        03/16/1998   99              Premium Finance
  FCIA Management Company, Inc.                             New York       09/17/1991  100              Servicing Agent
  GAI Warranty Company                                        Ohio         01/25/2001  100         Service Warranty Provider
  GAI Warranty Company of Florida                           Florida        03/23/2001  100         Service Warranty Provider
 GAI Warranty Company of Canada Inc.                    Ontario (Toronto,  04/17/2002  100         Service Contract Provider
                                                             CN)
 The  Gains Group, Inc.                                       Ohio         01/26/1982  100          Marketing of Advertising
 Global Premier Finance Company                               Ohio         08/25/1998  100              Premium Finance

Great American Agency of Texas, Inc.        Texas        01/25/1994          100                  Managing General Agency
Great American Alliance Insurance
 Company                                     Ohio        09/11/1945          100                Property/Casualty Insurance
Great American Assurance Company             Ohio        03/23/1905          100                Property/Casualty Insurance
Great American Claims Services, Inc.       Delaware      06/10/1986          100                 Management Holding Company
Great American Contemporary Insurance
 Company                                     Ohio        04/16/1996          100                Property/Casualty Insurance
Great American Custom Insurance
 Services Illinois, Inc.                   Illinois      07/08/1992          100                    Underwriting Office
Great American Custom Insurance
 Services, Inc.                              Ohio        07/27/1983          100          Holding Company for E&S Agency/Brokerage
 Eden Park Insurance Brokers, Inc.        California     02/13/1990          100          Wholesale Agency/Brokerage for E&S Lines
 Great American Custom Insurance
  Services California, Inc.               California     05/18/1992          100                     Insurance Services
 Great American Custom Insurance
  Services                               Massachusetts   04/11/1994          100              Excess and Surplus Lines Broker
  Massachusetts, Inc.
 Great American Custom Solutions, Inc.    California     07/22/1988          100                      Insurance Agency
 Professional Risk Brokers of
  Connecticut, Inc.                       Connecticut    07/09/1992          100          Wholesale Agency/Brokerage for E&S Lines
 Professional Risk Brokers of Ohio,
  Inc.                                       Ohio        12/17/1986          100                      Insurance Agency
 Professional Risk Brokers, Inc.           Illinois      03/01/1990          100          Wholesale Agency/Brokerage for E&S Lines
Great American E & S Insurance
 Company                                   Delaware      02/28/1979          100             Excess and Surplus Lines Insurance
Great American Fidelity Insurance
 Company                                   Delaware      01/12/1982          100             Excess and Surplus Lines Insurance
Great American Financial Resources,
 Inc.                                      Delaware      11/23/1992         8188(2)              Insurance Holding Company
 AAG Holding Company, Inc.                   Ohio        09/11/1996          100                      Holding Company
  American Annuity Group Capital
   Trust I                                 Delaware      09/13/1996          100                      Financing Entity
  American Annuity Group Capital Trust
   II                                      Delaware      03/04/1997          100                      Financing Entity
  American Annuity Group Capital Trust
   III                                     Delaware      05/14/1997          100                      Financing Entity
  Great American Financial Statutory
   Trust IV                              Connecticut     04/21/2003          100                      Financing Entity
  Great American Life Insurance Company      Ohio        12/15/1959          100                   Life Insurance Company
   American Retirement Life Insurance
    Company                                  Ohio        05/12/1978          100                   Life Insurance Company
   Annuity Investors Life Insurance
    Company                                  Ohio        11/13/1981          100                   Life Insurance Company
   Brothers Management, LLC                Florida       06/11/2004           99                 Restaurants & Ships Store
   Charleston Harbor Marina, Inc.        South Carolina  04/26/2002          100(2)                    Marina Facility
    CHATBAR, Inc.                        Massachusetts   11/02/1993          100                       Hotel Operator
   Chatham Enterprises, Inc.             Massachusetts   03/29/1954          100                Real Estate Holding Company
   Consolidated Financial Corporation      Michigan      09/10/1985          100          Retirement & Financial Planning Company
   Driskill Holdings, Inc.                  Texas        06/07/1995  beneficial interest                Real Estate Manager
   GALIC Brothers, Inc.                      Ohio        11/12/1993           80                   Real Estate Management
   Great American Life Assurance
    Company                                  Ohio        08/10/1967          100                   Life Insurance Company
   Great American Life Insurance
    Company of                             New York      12/31/1963          100                   Life Insurance Company
    New York
   Loyal American Life Insurance
    Company                                  Ohio        05/18/1955          100                   Life Insurance Company
    ADL Financial Services, Inc.         North Carolina  09/10/1970          100                          Inactive
    Purity Financial Corporation           Florida       12/12/1991          100                   Credit Union Marketing
   Manhattan National Life Insurance
    Company                                Illinois      12/20/1956          100                   Life Insurance Company
   Skipjack Marina Corp                    Maryland      06/24/1999          100                      Marina Operator
   United Teacher Associates, Ltd           Texas        12/17/1998          100(2)         Holding Company - Limited Partnership
    United Teacher Associates
     Insurance Company                      Texas        12/15/1958          100                   Life Insurance Company
      United Agency Brokerage GP Inc.       Texas        05/19/2003          100                Intermediate Holding Company

        United Agency Brokerage, LP            Texas        05/19/2003          100                      Insurance Agency
 AAG Insurance Agency of Alabama              Alabama       09/22/1995          100                      Insurance Agency
 AAG Insurance Agency of Texas, Inc.           Texas        06/02/1995          100                      Insurance Agency
 AAG Insurance Agency, Inc.                   Kentucky      12/06/1994          100                      Insurance Agency
 AAG Insurance Agency of
  Massachusetts, Inc.                      Massachusetts    05/25/1995          100                      Insurance Agency
 American DataSolutions International,
  Inc.                                          Ohio        08/24/2001          100            Data Processing and Holding Company
  American Data Source India Private
   Limited                                     India        09/03/1997           99                    Software Development
 GALIC Disbursing Company                       Ohio        05/31/1994          100                      Payroll Servicer
 Great American Advisors, Inc.                  Ohio        12/10/1993          100                       Broker-Dealer
 Great American Life Assurance Company
  of Puerto Rico                            Puerto Rico     07/01/1964           99                     Insurance Company
 Keyes-Graham Insurance Agency, Inc.       Massachusetts    08/07/1981          100                      Insurance Agency
 Lifestyle Financial Investments, Inc.          Ohio        12/29/1993          100                     Marketing Services
  Lifestyle Financial Investments
   Agency of Ohio, Inc.                         Ohio        03/07/1994  beneficial interest              Insurance Agency
 Money-Plan International, Inc.               Florida       12/31/1979          100                      Insurance Agency
 SPELCO (UK) Ltd                            United Kingdom                        99                          Inactive
 SWTC Hong Kong Ltd                           Hong Kong                          100                          Inactive
 SWTC, Inc.                                    Delaware                          100                          Inactive
Great American Insurance Agency, Inc.           Ohio        04/20/1999           100                     Insurance Agency
Great American Insurance Company of
 New York                                     New York      08/22/1947          100                Property/Casualty Insurance
Great American Lloyd's Insurance
 Company                                       Texas        10/09/1979  beneficial interest            Lloyd's Plan Insurer
Great American Lloyd's, Inc.                   Texas        08/02/1983          100                 Corporate Attorney-in-Fact
Great American Management Services,
 Inc.                                           Ohio        12/05/1974          100           Data Processing and Equipment Leasing
Great American Protection Insurance
 Company                                        Ohio        01/08/1990          100                  Surplus Lines Insurance
Great American Re Inc.                        Delaware      05/14/1971          100                  Reinsurance Intermediary
Great American Security Insurance
 Company                                        Ohio        07/01/1987          100                Property/Casualty Insurance
Great American Spirit Insurance
 Company                                        Ohio        04/05/1988          100                Property/Casualty Insurance
Grizzly Golf Center, Inc.                       Ohio        11/08/1993          100                   Golf Course Management
Key Largo Group, Inc.                         Florida       02/25/1969          100                       Land Developer
National Interstate Corporation                 Ohio        01/26/1989           58                      Holding Company
 American Highways Insurance Agency
  (OH)                                          Ohio        06/29/1999          100                      Insurance Agency
 Explorer RV Insurance Agency, Inc.             Ohio        07/17/1997          100                      Insurance Agency
 Hudson Indemnity, Ltd                     Cayman Islands   06/12/1996          100                Property/Casualty Insurance
 Hudson Management Group, Ltd              Virgin Islands   07/29/2004          100             Insurance Administrative Services
 National Interstate Capital Trust I          Delaware      05/22/2003          100                      Financing Entity
 National Interstate Insurance Agency,
  Inc.                                          Ohio        02/13/1989          100                      Insurance Agency
  Commercial For Hire Transportation
   Purchasing Group                        South Carolina   01/23/2004  beneficial interest              Purchasing Group
 National Interstate Insurance Company          Ohio        02/10/1989          100                Property/Casualty Insurance
  National Interstate Insurance
   Company of Hawaii, Inc.                     Hawaii       09/20/1999          100                Property/Casualty Insurance
 Safety, Claims & Litigation Services,
  Inc.                                      Pennsylvania    06/23/1995          100              Claims Third Party Administrator
Penn Central UK Limited                    United Kingdom   10/28/1992          100                 Insurance Holding Company
 Insurance (GB) Limited                    United Kingdom   05/13/1992          100                Property/Casualty Insurance
PLLS Canada Insurance Brokers Inc.       Ontario (Toronto,  06/13/2001           49                      Insurance Agency
                                               CN)

 Premier Dealer Services, Inc.           Illinois   06/24/1998   100    Third Party Administrator
 Worldwide Casualty Insurance Company      Ohio     02/17/1981   100   Property/Casualty Insurance
One East Fourth, Inc.                      Ohio     02/03/1964   100   Real Estate Holding Company
Pioneer Carpet Mills, Inc.                 Ohio     04/29/1976   100             Inactive
Superior NWVN of Ohio, Inc.                Ohio     05/05/2000   100         Holding Company
TEJ Holdings, Inc.                         Ohio     12/04/1984   100   Real Estate Holding Company
Three East Fourth, Inc.                    Ohio     08/10/1966   100   Real Estate Holding Company

(2) Total percentage owned by parent shown and by other affiliated company(s)

ITEM  27. NUMBER OF CONTRACT OWNERS

As of March 31, 2005, there were ____ Individual Contract Owners, of which ____ were qualified and ____ were non-qualified.

ITEM  28. INDEMNIFICATION

            (a) The Code of Regulations of Annuity Investors Life Insurance Company provides in Article V as follows:

            The Corporation shall, to the full extent permitted by the General Corporation Law of Ohio, indemnify any person who is or was a director or officer of the Corporation and whom it may indemnify pursuant thereto. The Corporation may, within the sole discretion of the Board of Directors, indemnify in whole or in part any other persons whom it may indemnify pursuant thereto.

            Insofar as indemnification for liability arising under the Securities Act of 1933 ("1933 Act") may be permitted to directors, officers and controlling persons of the Depositor pursuant to the foregoing provisions, or otherwise, the Depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Depositor of expenses incurred or paid by the director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Depositor will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

            (b) The directors and officers of Annuity Investors Life Insurance Company are covered under a Directors and Officers Reimbursement Policy. Under the Reimbursement Policy, directors and officers are indemnified for loss arising from any covered claim by reason of any Wrongful Act in their capacities as directors or officers, except to the extent the Company has indemnified them. In general, the term "loss" means any amount which the directors or officers are legally obligated to pay for a claim for Wrongful Acts. In general, the term "Wrongful Acts" means any breach of duty, neglect, error, misstatement, misleading statement, omission or act by a director or officer while acting individually or collectively in their capacity as such claimed against them solely by reason of their being directors and officers. The limit of liability under the program is $20,000,000 for the policy year ending September 1, 2005. The primary policy under the program is with National Union Fire Insurance Company of Pittsburgh, PA, in the name of American Premier Underwriters, Inc.

ITEM  29.   PRINCIPAL UNDERWRITER

            Great American Advisors(R), Inc. is the underwriter and distributor of the Contracts as defined in the Investment Company Act of 1940 ("1940 Act"). It is also the underwriter and distributor of Annuity Investors(R) Variable Account C.

            (a) Great American Advisors(R), Inc. does not act as a principal underwriter, depositor, sponsor or investment adviser for any investment company other than Annuity Investors(R) Variable Account A, Annuity Investors(R) Variable Account B, and Annuity Investors(R) Variable Account C.

            (b) Directors and Officers of Great American Advisors(R), Inc.:

   NAME AND PRINCIPAL                  POSITION WITH
    BUSINESS ADDRESS           GREAT AMERICAN ADVISORS(R), INC.
-------------------------      --------------------------------
James Lee Henderson (1)        President and Director
James T. McVey (1)             Chief Operating Officer, Senior Vice President
                               and Director
Mark Francis Muething (1)      Vice President, Secretary and Director
Peter J. Nerone (1)            Vice President
Paul Ohlin (1)                 Treasurer

Thomas E. Mischell (1)         Assistant Treasurer

Shawn Mihal                    Chief Compliance Officer

(1)               525 Vine Street, 7th Floor, Cincinnati, Ohio 45202.

            (c) Required commission information is included in Part B of this Registrations Statement.

            ITEM  30. LOCATION OF ACCOUNTS AND RECORDS

            All accounts and records required to be maintained by Section 31(a) of the 1940 Act and the rules under it are maintained by Richard Magoteaux, Treasurer of the Company, at the Administrative Office.

            ITEM 31. MANAGEMENT SERVICES

                     Not Applicable.

            ITEM  32. UNDERTAKINGS

            (a) Registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the Contracts may be accepted.

            (b) Registrant undertakes that it will include either (1) as part of any application to purchase a Contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

            (c) Registrant undertakes to deliver any Prospectus and Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to the Company at the address or phone number listed in the Prospectus.

            (d) The Company represents that the fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by the Company.

                                   SIGNATURES


As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it has caused this Post-Effective Amendment No. 5 to its Registration Statement to be signed on its behalf by the undersigned in the City of Cincinnati, State of Ohio on the 28th day of February, 2005.


                     ANNUITY INVESTORS(R) VARIABLE ACCOUNT C
                                  (Registrant)


                            By: /s/ Charles R. Scheper
                                ----------------------

                               Charles R. Scheper*
                                   President,
                      Chief Executive Officer and Director
                   Annuity Investors Life Insurance Company(R)

                   ANNUITY INVESTORS LIFE INSURANCE COMPANY(R)
                                   (Depositor)

                            By: /s/ Charles R. Scheper
                                ----------------------

                               Charles R. Scheper*
                                   President,
                      Chief Executive Officer and Director

As required by the Securities Act of 1933, as amended, this Post-Effective Amendment No. 5 to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.


/s/ Charles R. Scheper
-------------------------       President, Chief Executive   February 28, 2005
Charles R. Scheper              Officer and Director

/s/ Richard Magoteaux
-------------------------       Treasurer                    February 28, 2005
Richard Magoteaux*

/s/ Stephen Craig Lindner
--------------------------      Director                     February 28, 2005
Stephen Craig Lindner*

/s/ Mark Francis Muething
--------------------------      Director                     February 28, 2005
Mark Francis Muething*

/s/ Christopher P. Miliano
--------------------------      Director                     February 28, 2005
Christopher P. Miliano*

/s/ Michael J. Prager
--------------------------      Director                     February 28, 2005
Michael J. Prager*

/s/ John P. Gruber                                           February 28, 2005
--------------------------------
John P. Gruber, Attorney-in-Fact

                                  EXHIBIT INDEX

Exhibit No.   Description of Exhibit


(1)  Form of Loan Restriction Endorsement to Individual Contract.



(2) Amendment dated April 30, 2004 to Participation Agreement by and among AIM Variable Insurance Funds, AIM Distributors; Inc.; Annuity Investors Life Insurance Company, and Great American Advisors(R), Inc.



(3) Amendment dated December 1, 2004 to Participation Agreement by and between Annuity Investors Life Insurance Company, PIMCO Variable Insurance Trust and PIMCO Fund Distributors LLC.



(4) Shareholder Services Agreement dated November 10, 2004 by and between Annuity Investors Life Insurance Company and American Century Investment Services, Inc.



(5) Second Amendment dated December 1, 2004 to Agreement by and between the Dreyfus Corporation and Annuity Investors Life Insurance Company.